As filed with the Securities and Exchange            File No. 333-87131
Commission on April 14, 2004                         File No. 811-8582


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 7 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Variable Annuity Account I of ING Insurance Company of America

                        ING Insurance Company of America

                              Corporate Center One
           2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

        Depositor's Telephone Number, including Area Code (860) 723-2239

                         Michael A. Pignatella, Counsel
                        ING Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective:

     / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ On May 1, 2004, pursuant to paragraph (b) of Rule 485

                                     PART A

                        CONTRACT PROSPECTUS - MAY 1, 2004


CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Insurance Company of America (the Company). They are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

TABLE OF CONTENTS ... PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FIXED INTEREST OPTION. Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus on page 13 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2004, Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the "Questions: Contacting the Company" section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission
(SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 42 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

                                    THE FUNDS

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
EuroPacific Growth Fund(R) (Class R-4)(4)(5)
Evergreen Special Values Fund (Class A)(4)
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class) Fidelity(R) VIP Equity-Income Portfolio (Initial Class) Fidelity(R) VIP Growth Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
Hibernia Mid Cap Equity Fund (Class A Shares)(4)(5)
ING Aeltus Enhanced Index Portolio (formerly ING DSI
   Enhanced Index Portfolio) (Service Class)
ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class) ING Baron Small Cap Growth Portfolio (Service Class)
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)(1) ING JPMorgan Fleming International Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING Julius Baer Foreign Portfolio (Class S)(5)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class) ING Salomon Brothers Fundamental Value Portfolio (Service Class) ING Salomon Brothers Investors Value Portfolio (Service Class) ING Stock Index Portfolio (Class I)(5)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS U.S. Allocation Portfolio (formerly ING UBS
   Tactical Asset Allocation Portfolio) (Service Class)
ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS
   Research Equity Portfolio) (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class I) (2)
ING VP Bond Portfolio (Class I) (2)
ING VP Financial Services Portfolio (Class I)(5)
ING VP Global Science and Technology Portfolio
   (formerly ING VP Technology Portfolio) (Class I) (2)
ING VP Growth and Income Portfolio (Class I) (2)
ING VP Growth Portfolio (Class I) (2)
ING VP Index Plus LargeCap Portfolio (Class I) (2)
ING VP Index Plus MidCap Portfolio (Class I) (2)
ING VP Index Plus SmallCap Portfolio (Class I) (2)
ING VP International Equity Portfolio (Class I) (2)
ING VP International Value Portfolio (Class I) (2)
ING VP MagnaCap Portfolio (Class I) (2)
ING VP MidCap Opportunities Portfolio (Class I) (2)(3)
ING VP Money Market Portfolio (Class I) (2)
ING VP Real Estate Portfolio (Class I)(5)
ING VP Small Company Portfolio (Class I) (2)
ING VP SmallCap Opportunities Portfolio (Class I) (2)
ING VP Strategic Allocation Balanced Portfolio (Class I) (2)
ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING VP Strategic Allocation Income Portfolio (Class I) (2)
ING VP Value Opportunity Portfolio (Class I) (2)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares) Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares) Janus Aspen Worldwide Growth Portfolio (Institutional Shares) Lord Abbett Series Fund - Growth and Income Portfolio (Class VC) Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
New Perspective Fund(R) (Class R-4)(4)(5)
Oppenheimer Developing Markets Fund (Class A)(4)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
PIMCO VIT Real Return Portfolio (Administrative Class)(5) Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)(5)
Pioneer Mid Cap Value VCT Portfolio (Class I)
Templeton Global Bond Fund (Class A)(4)(5)
The Growth Fund of America(R) (Class R-4)(4)(5)
Wanger Select(5)
Wanger U.S. Smaller Companies(5)
Washington Mutual Investors Fund(SM) (Class R-4)(4)(5)

----------
(1) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(2) Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.
(3) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R.
(4) This fund is available to the general public. See "Additional Risks of Investing in the Funds."
(5)  This fund is scheduled to be available on May 10, 2004.

                                TABLE OF CONTENTS



CONTRACT OVERVIEW:                                                                                 4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase                                                  5

FEE TABLE                                                                                          6
CONDENSED FINANCIAL INFORMATION                                                                    13
INVESTMENT OPTIONS                                                                                 13
TRANSFERS                                                                                          14
CONTRACT PURCHASE AND PARTICIPATION                                                                16
CONTRACT OWNERSHIP AND RIGHTS                                                                      18
RIGHT TO CANCEL                                                                                    18
FEES                                                                                               19
YOUR ACCOUNT VALUE                                                                                 21
WITHDRAWALS                                                                                        23
LOANS                                                                                              24
SYSTEMATIC DISTRIBUTION OPTIONS                                                                    25
DEATH BENEFIT                                                                                      26
THE INCOME PHASE                                                                                   28
TAXATION                                                                                           32
OTHER TOPICS                                                                                       37

The Company - Variable Annuity Account I - Performance Reporting - Voting Rights
- Contract Distribution - Contract Modification - Legal Matters and Proceedings
- Payment Delay or Suspension - Transfer of Ownership; Assignment - Account
Termination - Intent to Confirm Quarterly - Trading-Industry Developments

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                                                42

APPENDIX I     -    FIXED PLUS ACCOUNT                                                             43
APPENDIX II    -    PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT         46
APPENDIX III   -    FUND DESCRIPTIONS                                                              47
APPENDIX IV    -    CONDENSED FINANCIAL INFORMATION                                                60

                                CONTRACT OVERVIEW

The following is a summary. Please read each section of this prospectus for additional information.

                                    WHO'S WHO

YOU (THE PARTICIPANT): The individual who participates in the contract through a retirement plan.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer or a trust.

CONTRACT HOLDER: The person to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY): ING Insurance Company of America. We issue the contract.

USFS CUSTOMER SERVICE CENTER: The location to which all inquiries, transactions and requests should be addressed. The address is: ING USFS Customer Service, Defined Contribution Administration, TS21, 151 Farmington Avenue, Hartford, CT 06156-1277.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

                      THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

                                 CONTRACT RIGHTS

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

[SIDENOTE]

QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call the USFS Customer Service Center:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1277 1-800-262-3862

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See "Withdrawals," "Taxation," and "The Income Phase."

SYSTEMATIC DISTRIBUTION OPTIONS: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

TAXATION: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

                                 CONTRACT PHASES

I. THE ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Insurance Company of America with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

(a)  Fixed Interest Option, or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

[CHART]

                        -----------------
                           Payments to
                          Your Account
                        -----------------
                            STEP 1 |
            -------------------------------------------
                 ING Insurance Company of America
            -------------------------------------------
               (a) |         STEP 2            (b) |
            -------------------------------------------
                                 VARIABLE ANNUITY
               Fixed                 ACCOUNT I
             Interest
              Option            Variable Investment
                                      Options
            ------------     --------------------------
                                  THE SUBACCOUNTS
                             --------------------------
                               A        B        ETC.
                             --------------------------
                                 |    STEP 3 |
                             --------------------------
                             Mutual    Mutual    ETC.
                             Fund A    Fund B
                             --------------------------

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. THE INCOME PHASE The contract offers several payment options. See "The Income Phase." In general, you may:

-    Receive income phase payments over a lifetime or for a specified period;
- Receive income phase payments monthly, quarterly, semi-annually or annually;
-    Select an option that provides a death benefit to beneficiaries; and
- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

FEE TABLE


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, TAKE A LOAN FROM THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES



Loan Interest Rate Spread*                                          3.0%



* This is the difference between the rate charged and the rate credited on loans under your contract. See "Loans". Currently the loan interest rate spread is 2.5%; however, we reserve the right to apply a spread of up to 3.0%.


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge                 1.00%(1)

Administrative Expense Charge                             0.00% - 0.25%(2)
                                                          ------------

Total Separate Account Annual Expenses                    1.00% - 1.25%
                                                          ============

(1) This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees - Mortality and Expense Risk Charge."
(2) We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See "Fees - Administrative Expense Charge."

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


TOTAL ANNUAL FUND OPERATING EXPENSES*              MINIMUM      MAXIMUM
(expenses that are deducted  from fund assets,
including management fees, distribution
(12b-1) and/or service fees, and other              0.28%        1.81%
expenses)



* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be the same as those shown above.


[SIDENOTE}


IN THIS SECTION:
-    Maximum Contract Holder Transaction Expenses
-    Separate Account Annual Expenses
-    Total Annual Fund Operating Expenses
-    Fees Deducted by the Funds
-    Hypothetical Examples

SEE "FEES" FOR:
-    How, When and Why Fees are Deducted
-    Reduction, Waiver and/or Elimination of Certain Fees
-    Premium and Other Taxes

SEE "THE INCOME PHASE" FOR:
-    Fees During the Income Phase

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.


HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.

                              FUND EXPENSE TABLE(1)



                                                                             TOTAL                    NET
                                                                            ANNUAL      FEES AND     ANNUAL
                                            MANAGEMENT                       FUND       EXPENSES      FUND
                                            (ADVISORY)   12b-1   OTHER     OPERATING   WAIVED OR    OPERATING
                 FUND NAME                     FEES       FEE   EXPENSES   EXPENSES    REIMBURSED   EXPENSES
                 ---------                     ----       ---   --------  -----------  ----------  ----------
AIM V.I. Capital Appreciation Fund
   (Series I)                                 0.61%        --     0.24%      0.85%         --          0.85%
AIM V.I. Core Equity Fund (Series I)          0.61%        --     0.20%      0.81%         --          0.81%
AIM V.I. Growth Fund (Series I) (2)           0.63%        --     0.27%      0.90%         --          0.90%
AIM V.I. Premier Equity Fund (Series I)       0.61%        --     0.24%      0.85%         --          0.85%
Calvert Social Balanced Portfolio (3)         0.70%        --     0.23%      0.93%         --          0.93%
EuroPacific Growth Fund(R)(Class
   R-4)(4)(5)                                 0.46%      0.25%    0.25%      0.96%         --          0.96%
Evergreen Special Values Fund (Class
   A)(6)(7)                                   0.80%      0.30%    0.28%      1.38%         --          1.38%
Fidelity(R) VIP Contrafund(R) Portfolio
   (Initial Class)                            0.58%        --     0.09%      0.67%         --          0.67%
Fidelity(R) VIP Equity-Income Portfolio
   (Initial Class)                            0.48%        --     0.09%      0.57%         --          0.57%
Fidelity(R) VIP Growth Portfolio (Initial
   Class)                                     0.58%        --     0.09%      0.67%         --          0.67%
Franklin Small Cap Value Securities
   Fund (Class 2) (8)                         0.57%      0.25%    0.19%      1.01%         --          1.01%
Hibernia Mid Cap Equity Fund (Class A
   Shares)(9)                                 0.75%      0.25%    0.55%      1.55%         --          1.55%
ING Aeltus Enhanced Index Portfolio
   (Service Class) (10)                       0.60%        --     0.45%      1.05%         --          1.05%
ING Alger Aggressive Growth Portfolio
   (Service Class) (10)                       0.85%        --     0.45%      1.30%         --          1.30%
ING Alger Growth Portfolio (Service
   Class) (10)                                0.80%        --     0.45%      1.25%         --          1.25%
ING American Century Small Cap Value
   Portfolio (Service Class) (10)(11)         1.00%        --     0.65%      1.65%       0.10%         1.55%
ING Baron Small Cap Growth Portfolio
   (Service Class) (10)(11)                   0.85%        --     0.65%      1.50%       0.05%         1.45%
ING Goldman Sachs(R) Capital Growth
   Portfolio (Service Class) (10)             0.85%        --     0.45%      1.30%         --          1.30%
ING JPMorgan Fleming International
   Portfolio (Initial Class)                  0.80%        --     0.20%      1.00%         --          1.00%
ING JPMorgan Mid Cap Value Portfolio
   (Service Class) (10)                       0.75%        --     0.60%      1.35%         --          1.35%
ING Julius Baer Foreign Portfolio
   (Class S) (12)(13)                         1.00%        --     0.25%      1.25%         --          1.25%
ING MFS Capital Opportunities Portfolio
   (Initial Class)                            0.65%        --     0.25%      0.90%         --          0.90%

                                                                             TOTAL                    NET
                                                                            ANNUAL      FEES AND     ANNUAL
                                            MANAGEMENT                       FUND       EXPENSES      FUND
                                            (ADVISORY)   12b-1   OTHER     OPERATING   WAIVED OR    OPERATING
                 FUND NAME                     FEES       FEE   EXPENSES   EXPENSES    REIMBURSED   EXPENSES
                 ---------                     ----       ---   --------  -----------  ----------  ----------
ING MFS Global Growth Portfolio
   (Service Class) (10)                       0.60%        --     0.85%      1.45%         --          1.45%
ING OpCap Balanced Value Portfolio
   (Service Class) (10)                       0.80%        --     0.45%      1.25%         --          1.25%
ING PIMCO Total Return Portfolio
   (Service Class) (10)                       0.50%        --     0.60%      1.10%         --          1.10%
ING Salomon Brothers Aggressive Growth
   Portfolio (Initial Class)                  0.70%        --     0.13%      0.83%         --          0.83%
ING Salomon Brothers Fundamental Value
   Portfolio (Service Class) (10)             0.90%        --     0.45%      1.35%         --          1.35%
ING Salomon Brothers Investors Value
   Portfolio (Service Class) (10)             0.80%        --     0.45%      1.25%         --          1.25%
ING Stock Index Portfolio (Class I)
   (14)(15)(16)                               0.27%        --     0.01%      0.28%         --          0.28%
ING T. Rowe Price Growth Equity
   Portfolio (Initial Class)                  0.60%        --     0.15%      0.75%         --          0.75%
ING UBS U.S. Allocation Portfolio
   (Service Class) (10) (17)                  0.85%        --     0.45%      1.30%         --          1.30%
ING UBS U.S. Large Cap Equity Portfolio
   (Initial Class)                            0.70%        --     0.15%      0.85%         --          0.85%
ING Van Kampen Comstock Portfolio
   (Service Class) (10)(11)                   0.60%        --     0.60%      1.20%       0.07%         1.13%
ING VP Balanced Portfolio, Inc. (Class
   I) (18)                                    0.50%        --     0.10%      0.60%         --          0.60%
ING VP Bond Portfolio (Class I) (18)          0.40%        --     0.10%      0.50%         --          0.50%
ING VP Financial Services Portfolio
   (Class I) (19)(20)(21)                     0.75%        --     0.15%      0.90%         --          0.90%
ING VP Global Science and Technology
   Portfolio (Class I) (18)(22)               0.95%        --     0.15%      1.10%         --          1.10%
ING VP Growth and Income Portfolio
   (Class I) (18)                             0.50%        --     0.10%      0.60%         --          0.60%
ING VP Growth Portfolio (Class I)             0.60%        --     0.11%      0.71%         --          0.71%
   (18)(22)
ING VP Index Plus LargeCap Portfolio
   (Class I) (18)(22)                         0.35%        --     0.08%      0.43%         --          0.43%
ING VP Index Plus MidCap Portfolio
   (Class I) (18)(22)                         0.40%        --     0.10%      0.50%         --          0.50%
ING VP Index Plus SmallCap Portfolio
   (Class I) (18)(22)                         0.40%        --     0.16%      0.56%         --          0.56%
ING VP International Equity Portfolio
   (Class I) (18)(22)                         0.85%        --     0.53%      1.38%         --          1.38%
ING VP International Value Portfolio
   (Class I) (23)(24)(25)                     1.00%        --     0.45%      1.45%         --          1.45%
ING VP MagnaCap Portfolio (Class I)
   (23)(24)(25)(26)                           0.75%        --     0.39%      1.14%         --          1.14%
ING VP MidCap Opportunities Portfolio
   (Class I) (23)(24)(25)                     0.75%        --     0.46%      1.21%       0.31%         0.90%
ING VP Money Market Portfolio (Class I)
   (18)                                       0.25%        --     0.10%      0.35%         --          0.35%
ING VP Real Estate Portfolio (Class I)
   (19)(20)(21)                               0.80%        --     0.45%      1.25%       0.20%         1.05%
ING VP Small Company Portfolio (Class
   I) (18)(22)                                0.75%        --     0.10%      0.85%         --          0.85%
ING VP SmallCap Opportunities Portfolio
   (Class I) (23)(24)(25)                     0.75%        --     0.32%      1.07%         --          1.07%

                                                                             TOTAL                    NET
                                                                            ANNUAL      FEES AND     ANNUAL
                                            MANAGEMENT                       FUND       EXPENSES      FUND
                                            (ADVISORY)   12b-1   OTHER     OPERATING   WAIVED OR    OPERATING
                 FUND NAME                     FEES       FEE   EXPENSES   EXPENSES    REIMBURSED   EXPENSES
                 ---------                     ----       ---   --------  -----------  ----------  ----------
ING VP Strategic Allocation Balanced
   Portfolio (Class I) (18)(22)               0.60%        --     0.14%      0.74%       --            0.74%
ING VP Strategic Allocation Growth
   Portfolio (Class I) (18)(22)               0.60%        --     0.15%      0.75%       --            0.75%
ING VP Strategic Allocation Income
   Portfolio (Class I) (18)(22)               0.60%        --     0.14%      0.74%       --            0.74%
ING VP Value Opportunity Portfolio
   (Class I) (18)(22)                         0.60%        --     0.10%      0.70%       --            0.70%
Janus Aspen Balanced Portfolio
   (Institutional Shares)                     0.65%        --     0.02%      0.67%       --            0.67%
Janus Aspen Flexible Income Portfolio
   (Institutional Shares)                     0.60%        --     0.04%      0.64%       --            0.64%
Janus Aspen Growth Portfolio
   (Institutional Shares)                     0.65%        --     0.02%      0.67%       --            0.67%
Janus Aspen Mid Cap Growth Portfolio
   (Institutional Shares)                     0.65%        --     0.02%      0.67%       --            0.67%
Janus Aspen Worldwide Growth Portfolio
   (Institutional Shares)                     0.65%        --     0.06%      0.71%       --            0.71%
Lord Abbett Series Fund, Inc. - Growth
   and Income Portfolio (Class VC)            0.50%        --     0.35%      0.85%       --            0.85%
Lord Abbett Series Fund, Inc. - Mid-Cap
   Value Portfolio (Class VC)                 0.75%        --     0.33%      1.08%       --            1.08%
New Perspective Fund(R)(Class R-4)            0.40%      0.25%    0.23%      0.88%       --            0.88%
   (27)(28)
Oppenheimer Developing Markets Fund
   (Class A) (29)                             0.97%      0.24%    0.60%      1.81%       --            1.81%
Oppenheimer Global Securities Fund/VA         0.63%        --     0.04%      0.67%       --            0.67%
Oppenheimer Strategic Bond Fund/VA            0.72%        --     0.03%      0.75%       --            0.75%
PIMCO VIT - Real Return Portfolio((3)0)       0.25%        --     0.41%      0.66%       --            0.66%
Pioneer Equity Income VCT Portfolio
   (Class I)                                  0.65%        --     0.13%      0.78%       --            0.78%
Pioneer Fund VCT Portfolio (Class I)          0.65%        --     0.11%      0.76%       --            0.76%
Pioneer High Yield VCT Portfolio (Class
   I)                                         0.65%        --     0.24%      0.89%       --            0.89%
Pioneer Mid Cap Value VCT Portfolio
   (Class I)                                  0.65%        --     0.11%      0.76%       --            0.76%
Templeton Global Bond Fund (Class A)
   (31)                                       0.48%      0.25%    0.37%      1.10%       --            1.10%
The Growth Fund of America(R) (Class
   R-4)(32)                                   0.31%      0.25%    0.18%      0.74%       --            0.74%
Wanger Select                                 0.95%        --     0.20%      1.15%       --            1.15%
Wanger U.S. Smaller Companies                 0.93%        --     0.06%      0.99%       --            0.99%
Washington Mutual Investors Fund(SM)
   (Class R-4)(33)(34)                        0.29%      0.25%    0.20%      0.74%       --            0.74%



FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
(3) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Managements Company, Inc.) and the administrative fee paid by the portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(4) Annual fund operating expenses shown in the table above are annualized based on the fund's fiscal year ended March 31, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(5) During the start-up period for Class R-4, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-4 shares did not change the net expenses reported in the table above for this share class.
(6) Expense information listed above is for the fiscal year ended July 31, 2003. Expenses shown in the table above do not reflect that the Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in July 2003 in order to limit Total Annual Fund Operating Expenses so that they do not exceed, in the aggregate, 1.36%. The amount waived and/or reimbursed in the latest fiscal year was 0.02%.
(7) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain other of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.26% for Class A.
(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.
(9) The fees and expenses shown in the table above are based on the fiscal year ended August 31, 2003.
(10) Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(11) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.65% for American Century Small Cap Value, 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.
(12) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Other Expenses shown in the table above includes a Shareholder Service Fee of 0.25%.
(13) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(14) The table above shows the estimated operating expenses for Class I Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any.
(15) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(16) Because the Portfolio is new, expenses, shown above, are estimated.
(17) Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
(18) The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(19) The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services and ING VP Real Estate Portfolios these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services and ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.
(20) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. For the ING VP Financial Services and ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, Other Expenses are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(21) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each

     Portfolio except ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.10% for ING VP Financial Services Portfolio; 0.45% for ING VP International Value Portfolio; 0.24% for ING VP MagnaCap Portfolio; and 0.17% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(22) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.23% for ING VP International Equity Portfolio; 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(23) The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(24) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(25) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP MidCap Opportunities, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.24% for ING VP MagnaCap Portfolio; and 0.17% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(26) Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.
(27) Annual fund operating expenses shown in the table above are based on the fund's fiscal year ended September 30, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(28) During the start-up period for Class R-4, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Including the reimbursement of 0.01% for Class R-4 shares, the net expenses reported in the table above would be 0.87%.
(29) The fees and expenses in the table above are based on the Fund's expenses during its fiscal year ended August 31, 2003. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. After the waiver, the actual Other Expenses and Total Fund Annual Operating Expenses as percentages of average daily net assets were 0.55% and 1.76% for Class A shares.
(30) Ratio of expenses to average net assets excluding interest expense is 0.65%. Interest expense is generally incurred as a result of investment management activities.
(31) The fees and expenses shown in the table above are based on the fiscal year ended August 31, 2003.
(32) Annual fund operating expenses shown in the table above are based on the fund's fiscal year ended August 31, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(33) Annual fund operating expenses shown in the table above are annualized based on the fund's fiscal year ended April 30, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(34) During the start-up period for Class R-4, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Including the reimbursement of 0.01% for Class R-4 shares, the net expenses reported in the table above would be 0.73% for Class R-4 shares.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE THE MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND THE FUND FEES AND EXPENSES AS DESCRIBED BELOW.

EXAMPLE 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                 1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
                 ------                   -------                   -------                   --------
                 $  309                   $   945                   $ 1,606                   $  3,374



EXAMPLE 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                 1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
                 ------                   -------                   -------                   --------
                 $  156                   $   483                   $   834                   $  1,824

CONDENSED FINANCIAL INFORMATION

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the Contract. The numbers show the year-end unit values in each subaccount from the date of first availability.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTION. For a description of the Fixed Plus Account, see Appendix I.

SELECTING INVESTMENT OPTIONS

- CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

- UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

- BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

LIMITS ON OPTION AVAILABILITY. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

INSURANCE-DEDICATED FUNDS. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "insurance-dedicated funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-    Mixed-bought for annuities and life insurance
-    Shared-bought by more than one company


PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

-    EuroPacific Growth Fund(R) (Class R-4)
-    Evergreen Special Values Fund (Class A)
-    Hibernia Mid Cap Equity Fund (Class A)
-    New Perspective Fund(R) (Class R-4)
-    Oppenheimer Developing Markets Fund (Class A)
-    Templeton Global Bond Fund (Class A)
-    The Growth Fund of America(R) (Class R-4)
-    Washington Mutual Investors Fund(SM) (Class R-4)

POSSIBLE CONFLICTS OF INTEREST. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds which are involved in the conflict.


TRANSFERS

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our USFS Customer Service Center, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:
-    Increased trading and transaction costs;
-    Forced and unplanned portfolio turnover;
-    Lost opportunity costs; and
- Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners and participants.

ACCORDINGLY, INDIVIDUALS OR ORGANIZATIONS THAT USE MARKET-TIMING INVESTMENT STRATEGIES OR MAKE FREQUENT TRANSFERS SHOULD NOT PURCHASE OR PARTICIPATE IN THE CONTRACTS.

We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
-    Exceeds our then-current monitoring standard for excessive trading;
-    Is identified as problematic by an underlying fund;
- Is determined, in our sole discretion, to be not in the best interests of other contract owners or participants; or
- Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders, participants and fund investors, fund management considerations and state or federal regulatory developments.

We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants. Such restrictions may include:
- Not accepting transfer instructions from an agent acting on behalf of more than one contract owner or participant; and
- Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner or participant at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.


THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview-Questions."

CONTRACT PURCHASE AND PARTICIPATION

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b).

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.
2.   We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

- Lump-sum payments-A one-time payment to your account in the form of a transfer from a previous plan; and/or
-    Installment payments-More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) LONG-TERM INVESTMENT - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2) INVESTMENT RISK - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) FEATURES AND FEES - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4) EXCHANGES - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT? The contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options. For additional information about the respective rights of the contract holder and participants, see Appendix II.

RIGHT TO CANCEL

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our USFS Customer Service Center. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

FEES

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.
- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;
- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
- The frequency, consistency and method of submitting payments and loan repayments;

[SIDENOTE]

TYPES OF FEES

There are certain types of fees or charges which you may incur under the contract:

-    FEES DEDUCTED FROM THE SUBACCOUNTS
     -    Mortality and Expense Risk Charge
     -    Administrative Expense Charge
-    FUND EXPENSES
-    PREMIUM AND OTHER TAXES

- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;
- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;
-    The projected frequency of distributions; and
- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. If charged, this fee is deducted daily from the subaccounts. We will not deduct this from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.


In addition, to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For the AIM Funds, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.


For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment advisor and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

- Account dollars directed to the Fixed Plus Account, including interest earnings to date; less
-    Any deductions from the Fixed Plus Account (e.g. withdrawals); plus
- The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

- The net assets of the fund held by the subaccount as of the current valuation; minus
- The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
- Divided by the total value of the subaccount's units at the preceding valuation;
- Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

STEP 1: An investor contributes $5,000.

STEP 2:
A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

[CHART]

                           --------------------------
                               $5,000 contribution
                           --------------------------
                                    STEP 1 |
                     ---------------------------------------
                        ING Insurance Company of America
                     ---------------------------------------
                                    STEP 2 |
                     ---------------------------------------
                           Variable Annuity Account I
                     ---------------------------------------
                    Subaccount A       Subaccount B     Etc.
                         300                80
                     accumulation       accumulation
                        units              units
                     ---------------------------------------
                                   | Step 3 |
                                  ------  ------
                                  Fund A  Fund B
                                  ------  ------

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

WITHDRAWALS

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-    Select the withdrawal amount.
     - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account.
     - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited.
          For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.
- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
- Properly complete a disbursement form and submit it to the USFS Customer Service Center.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation date after we receive a request for withdrawal in good order at our USFS Customer Service Center; or
(2)  On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTMENT PRIVILEGE. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

[SIDENOTE]

DEDUCTIONS FOR TAXES

Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation." To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview- Questions."

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

- Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).
- The contract may require that the contract holder certify that you are eligible for the distribution.

LOANS

AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code or due to our administrative practices.


REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our USFS Customer Service Center. Read the terms of the loan agreement before submitting any request.

LOAN INTEREST. Interest will be charged on loan amounts. The difference between the rate charged and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

SYSTEMATIC DISTRIBUTION OPTIONS

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

- SWO-SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

- ECO-ESTATE CONSERVATION OPTION. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

- OTHER SYSTEMATIC DISTRIBUTION OPTIONS may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company's USFS Customer Service Center.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a systematic distribution option, you may revoke it at any time through a written request to our USFS Customer Service Center. Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

[SIDENOTE]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary). The contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.   The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our USFS Customer Service Center, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-    Lump-sum payment;
- Payment under an available income phase payment option (see "Income Phase-Payment Options"); and
- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.


The account value may also remain invested in the contract, however, the Tax Code limits how long the death benefit proceeds may be left in this option.

DEATH BENEFIT CALCULATION. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Plus Account, calculated from date of death at a rate specified by state law.

[SIDENOTE]

DURING THE INCOME PHASE

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our USFS Customer Service Center; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-    Start date;
- Income phase payment option (see the income phase payment options table in this section);
- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
-    Choice of fixed or variable income phase payments;
- Selection of an assumed net investment rate (only if variable income phase payments are elected); and
- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED INCOME PHASE PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE INCOME PHASE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

INCOME PHASE PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview-Questions."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED

- When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

- We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our USFS Customer Service Center.


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.


TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.


                      LIFETIME INCOME PHASE PAYMENT OPTIONS



Life                  LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment
                      Income will be made should the annuitant die prior to the second payment's due date.
                      DEATH BENEFIT-NONE: All payments end upon the annuitant's death.

Life Income-          LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed            choice of 5 to 30 years, or as otherwise specified in the contract.
Payments*             DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-          LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one
Two Lives             payment will be made should both annuitants die before the second payment's due date.
                      CONTINUING PAYMENTS:
                      (a)  When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                      (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                           of the payment to continue to the second annuitant on the annuitant's death.
                      DEATH BENEFIT-NONE: All payments end after the death of both annuitants.

Life Income-          LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your
Two Lives-            choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed            CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the
Payments*             first death.
                      DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-          LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund           DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a Option
Option (fixed         (fixed lump-sum payment equal to the amount originally applied to the payment option (less any
payment only)         premium tax) and less the total amount of fixed income phase payments paid.

Life Income-          LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives-            CONTINUING PAYMENT: 100% of the payment to continue after the first death.
Cash Refund           DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: When both annuitants die, we will pay a lump-sum
Option (fixed         payment equal to the amount applied to the income phase payment option (less any premium tax)
payment only)         and less the total amount of fixed income phase payments paid.

                    NONLIFETIME INCOME PHASE PAYMENT OPTIONS



Nonlifetime-          LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is
Guaranteed            available under the contract. For amounts held in the Fixed Plus Account during the accumulation
Payments*             phase, the income phase payment must be on a fixed basis. In certain cases a lump-sum payment may be requested at any time (see below).
                      DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.



LUMP-SUM PAYMENT: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the USFS Customer Service Center.

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

TAXATION

INTRODUCTION

- This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.
- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.
- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.
- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a) or 403(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a) or 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

[SIDENOTE]

IN THIS SECTION

-    INTRODUCTION

-    YOUR RETIREMENT PLAN

-    WITHDRAWALS AND OTHER DISTRIBUTIONS
     -    Taxation of Distributions
     -    Taxation of Death Benefits
     -    10% Penalty Tax
     -    Withholding for Federal Income Tax
     -    Liability


-    REQUIRED MINIMUM DISTRIBUTIONS


-    RULES SPECIFIC TO CERTAIN PLANS
     -    403(b) Plans
     -    401(a) Plans

-    TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from 401(a) and 403(b) plans are taxed as received unless:

- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
- You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:

(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor; or
(g)  The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


REQUIRED MINIMUM DISTRIBUTIONS

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These rules may dictate one or more of the following:


-    Start date for distributions;
- The time period in which all amounts in your account(s) must be distributed; and
-    Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2; or
- Under 403(b) plans, if the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-    Over your life or the joint lives of you and your designated beneficiary;
     or
- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFITS. Different distribution requirements apply if your death occurs:

-    After you begin receiving minimum distributions under the contract; or
-    Before you begin receiving such distributions.


Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:


-    Over the life of the designated beneficiary; or
- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-    December 31 of the calendar year following the calendar year of your death;
     or
-    December 31 of the calendar year in which you would have attained age 70
     1/2.

RULES SPECIFIC TO CERTAIN PLANS

403(b) PLANS

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.


This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $13,000 in 2004. This limit is scheduled to increase as follows:

       -   $14,000 in 2005;
       -   $15,000 in 2006.


After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

-    $3,000 in 2004;
-    $4,000 in 2005;
-    $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up may be available. For advice on using the contribution catch-up provisions, please consult with your tax advisor.

RESTRICTIONS ON DISTRIBUTIONS. Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-    Salary reduction contributions made after December 31, 1988;
-    Earnings on those contributions; and
-    Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(a) PLANS

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

(1)  a plan participant as a means to provide benefit payments;
(2) an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
(3)  to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section
415. This limit is generally the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida in 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                                    Corporate Center One
                                    2202 North Westshore Boulevard
                                    Suite 350
                                    Tampa, Florida 33607

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the "separate account") in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-    Standardized average annual total returns; and
-    Non-standardized average annual total returns.


We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.


We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION


The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:


Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Advisers, LLC
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and, under group contracts, asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 5% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investment in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or
- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the tables for determining the amount of income phase payments attributable only to contributions accepted after the effective date of the change, without contract holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the contract, or (2) the effective date of a previous change. We will notify the contract holder in writing at least 30 days before the effective date of the change. We may not make contract changes which adversely affect the annuity benefits attributable to contributions already made to the contract.

LEGAL MATTERS AND PROCEEDINGS


We are not aware of any pending legal proceedings which involve the separate account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or
(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our USFS Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.


TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account I
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Insurance Company of America

                                   APPENDIX I
                               FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our USFS Customer Service Center. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

- One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;
-    One-fourth of the remaining Fixed Plus Account value 12 months later;
-    One-third of the remaining Fixed Plus Account value 12 months later;
-    One-half of the remaining Fixed Plus Account value 12 months later; and
-    The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)  Due to your death during the accumulation phase; or
(b)  Due to the election of an income phase payment option; or
(c) When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

-    The hardship is certified by the employer;
-    The amount is paid directly to you; and
- The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. Due to your separation from service with the employer, provided that all the following apply:

- The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
-    The employer certifies that you have separated from service;
-    The amount withdrawn is paid directly to you; and
- The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If we terminate your account based on our right to do so for accounts below $3,500.
4. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our USFS Customer Service Center. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

                                   APPENDIX II
                  PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
                            UNDER AN ANNUITY CONTRACT

The employer has adopted a plan under Internal Revenue Code Sections 403(b) or 401(a) ("Plan") and has purchased an ING Insurance Company of America ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

- The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.
- The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.
- The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.
- On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
- In the event of the participant's death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

                                  APPENDIX III
                         DESCRIPTION OF UNDERLYING FUNDS

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge from our Home Office at the address and telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.



                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -             A I M Advisors, Inc.        Seeks growth of capital. Seeks to meet its
   AIM V.I. CAPITAL APPRECIATION FUND                                  objective by investing principally in common
(SERIES I SHARES)                                                      stocks of companies the portfolio managers
                                                                       believe are likely to benefit from new or
                                                                       innovative products, services or processes as
                                                                       well as those that have experienced
                                                                       above-average, long-term growth in earnings
                                                                       and have excellent prospects for future
                                                                       growth.

AIM VARIABLE INSURANCE FUNDS -             A I M Advisors, Inc.        Seeks growth of capital. Seeks to meet its
   AIM V.I. CORE EQUITY FUND                                           objective by investing, normally, at least
(SERIES I SHARES)                                                      80% of net assets in equity securities,
                                                                       including convertible securities, of
                                                                       established companies that have long-term
                                                                       above-average growth in earnings, and growth
                                                                       companies that the portfolio managers believe
                                                                       have the potential for above-average growth
                                                                       in earnings.

AIM VARIABLE INSURANCE FUNDS -             A I M Advisors, Inc.        Seeks growth of capital. Seeks to meet its
   AIM V.I. GROWTH FUND                                                investment objective by investing principally
(SERIES I SHARES)                                                      in seasoned and better capitalized
                                                                       companies considered to have strong earnings
                                                                       momentum.

AIM VARIABLE INSURANCE FUNDS -             A I M Advisors, Inc.        Seeks to achieve long-term growth of capital
   AIM V.I. PREMIER EQUITY FUND                                        with a secondary objective of income. Seeks
(SERIES I SHARES)                                                      to meet its objectives by investing,
                                                                       normally, at least 80% of net assets in
                                                                       equity securities, including convertible
                                                                       securities.

CALVERT VARIABLE SERIES, INC. - CALVERT    Calvert Asset Management    Seeks to achieve a competitive total return
   SOCIAL BALANCED PORTFOLIO               Company, Inc.               through an actively managed NONDIVERSIFIED
                                                                       portfolio of stocks, bonds and money market
                                           Subadviser: Brown Capital   instruments which offer income and capital
                                           Management, Inc. and SsgA   growth opportunity and which satisfy the
                                           Funds Management, Inc.      investment and social criteria for the
                                                                       Portfolio. Typically invests about 60% of its
                                                                       assets in stocks and 40% in bonds or other
                                                                       fixed-income investments. Stock investments
                                                                       are primarily common stock in large-cap
                                                                       companies, while

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                                                       the fixed-income investments are primarily a
                                                                       wide variety of investment grade bonds.

EUROPACIFIC GROWTH FUND(R)                 Capital Research and        Seeks to provide long-term growth of capital
   (CLASS R-4)                             Management Company          by investing in companies based outside the U. S.
                                                                       Normally, invests at least 80% of its assets in
                                                                       securities of issuers located in Europe and the
                                                                       Pacific Basin. Also may hold cash or money market
                                                                       instruments.

EVERGREEN SPECIAL VALUES FUND              Evergreen Investment        Seeks to produce growth of capital. Invests
   (CLASS A SHARES)                        Management Company, LLC     primarily in common stocks of small U.S.
                                                                       companies. Under normal market conditions,
                                                                       invests at least 80% of assets in common
                                                                       stocks of small U.S. companies (i.e.,
                                                                       companies whose market capitalizations fall
                                                                       within the range tracked by the Russell
                                                                       2000(R) Value Index, at the time of purchase).

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks long-term capital appreciation.
   PRODUCTS - FIDELITY(R) VIP              Research Company            Normally invests primarily in common stocks
   CONTRAFUND(R) PORTFOLIO                                             of companies whose value the Portfolio's
(INITIAL CLASS)                            Subadvisers: Fidelity       investment adviser believes is not fully
                                           Management & Research       recognized by the public.
                                           (U.K.) Inc.; Fidelity
                                           Management & Research
                                           (Far East) Inc.;
                                           Fidelity Investments
                                           Japan Limited; FMR
                                           Co., Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks reasonable income. Also considers the
   PRODUCTS - FIDELITY(R) VIP EQUITY-      Research Company            potential for capital appreciation. Seeks to
   INCOME PORTFOLIO                                                    achieve a yield which exceeds the composite
(INITIAL CLASS)                            Subadviser: FMR Co.,        yield on the securities comprising the
                                           Inc.                        Standard & Poor's 500(SM) Index. Normally
                                                                       invests at least 80% of total assets in
                                                                       income-producing equity securities (which
                                                                       tends to lead to investments in large cap
                                                                       "value" stocks).

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks to achieve capital appreciation.
   PRODUCTS - FIDELITY(R) VIP GROWTH       Research Company            Normally invests primarily in common stocks
   PORTFOLIO                                                           of companies the investment adviser believes
(INITIAL CLASS)                            Subadviser: FMR Co.,        have above-average growth potential (often
                                           Inc.                        called "growth" stocks).

FRANKLIN TEMPLETON VARIABLE                Franklin Advisory           A NONDIVERSIFIED fund that seeks long-term
   INSURANCE PRODUCTS TRUST -              Services, LLC               total return. Normally invest at least 80% of
   FRANKLIN SMALL CAP VALUE                                            net assets in investments of small
   SECURITIES FUND                                                     capitalization companies that have market
(CLASS 2 SHARES)                                                       capitalization values not exceeding $2.5
                                                                       billion, at the time of purchase. Invests in
                                                                       small companies that the fund's manager
                                                                       believes are undervalued.

HIBERNIA MID CAP EQUITY FUND               Hibernia Asset              Seeks total return. Normally, invests 80% of
   (CLASS A SHARES)                        Management (HAM)            its total assets in equity securities of
                                                                       companies that, at the time of acquisition,
                                                                       have a market value capitalization ranging
                                                                       from $500 million to $10 billion. Invests
                                                                       primarily in equity securities of companies
                                                                       with above-average earnings growth prospects
                                                                       or in companies where significant fundamental
                                                                       changes are taking place.

ING PARTNERS, INC. - ING AELTUS            ING Life Insurance and      Seeks to outperform the total return of the

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
   ENHANCED INDEX PORTFOLIO                Annuity Company             Standard & Poor's Composite Index (S&P 500),
   (formerly ING DSI Enhanced Index                                    while maintaining a market level of risk.
   Portfolio)                              Subadviser: Aeltus          Invests at least 80% of assets in stocks
(SERVICE CLASS)                            Investment Management,      included in the S&P 500.
                                           Inc.

ING PARTNERS, INC. - ING ALGER             ING Life Insurance and      Seeks long-term capital appreciation. Invests
   AGGRESSIVE GROWTH PORTFOLIO             Annuity Company             primarily (at least 65% of total assets) in
(SERVICE CLASS)                                                        the equity securities of companies having a
                                           Subadviser: Fred Alger      market capitalization within the range of
                                           Management, Inc.            companies in the Russell MidCap Growth Index
                                                                       or the S&P Mid Cap 400 Index.

ING PARTNERS, INC. - ING ALGER             ING Life Insurance and      Seeks long-term capital appreciation. Invests
   GROWTH PORTFOLIO                        Annuity Company             primarily (at least 65% of total assets) in
(SERVICE CLASS)                                                        the equity securities of large companies
                                           Subadviser: Fred Alger      having a market capitalization of $10 billion
                                           Management, Inc.            or greater.

ING PARTNERS, INC. - ING AMERICAN          ING Life Insurance and      Seeks long-term growth of capital; income is
   CENTURY SMALL CAP VALUE                 Annuity Company             a secondary objective. Invests primarily (at
   PORTFOLIO (SERVICE CLASS)                                           least 80% of net assets under normal
                                           Subadviser: American        circumstances) in U.S. equity securities of
                                           Century Investment          small cap companies. The Portfolio's
                                           Management, Inc.            subadviser considers small cap companies to
                                                                       include those with a market capitalization no
                                                                       larger than that of the largest company in
                                                                       the S&P Small Cap 600 Index or the Russell
                                                                       2000 Index.

ING PARTNERS, INC. - ING BARON             ING Life Insurance and      Seeks capital appreciation. Invests primarily
   SMALL CAP GROWTH PORTFOLIO              Annuity Company             (at least 80% of total assets under normal
(SERVICE CLASS)                                                        circumstances) in securities of smaller
                                           Subadviser: BAMCO,          companies with market values under $2.5
                                           Inc.                        billion as measured at the time of purchase.

ING PARTNERS, INC. - ING GOLDMAN           ING Life Insurance and      Seeks long-term growth of capital. Invests,
   SACHS(R) CAPITAL GROWTH PORTFOLIO*      Annuity Company             under normal circumstances, at least 90% of
(SERVICE CLASS)                                                        total assets in equity investments.
                                           Subadviser: Goldman
                                           Sachs Asset
                                           Management, L.P.

*  Goldman Sachs(R) is a registered
   service mark of Goldman, Sachs & Co.,
   and it is used by agreement with
   Goldman, Sachs & Co.

ING PARTNERS, INC. - ING                   ING Life Insurance and      Seeks long-term growth of capital. Invests
   JPMORGAN FLEMING INTERNATIONAL          Annuity Company             primarily (at least 65% of total assets) in
   PORTFOLIO                                                           the equity securities of foreign companies
(INITIAL CLASS)                            Subadviser: J.P.            that the subadviser believes have high growth
                                           Morgan Fleming Asset        potential. Will normally invest in a number
                                           Management (London)         of issuers in several countries other than
                                           Ltd.                        the U.S. and will invest in securities in
                                                                       both developed and developing markets.

ING PARTNERS, INC. - ING                   ING Life Insurance and      Seeks growth from capital appreciation. A
   JPMORGAN MID CAP VALUE                  Annuity Company             NONDIVERSIFIED Portfolio that invests
   PORTFOLIO                                                           primarily (at least 80% of net assets under
(SERVICE CLASS)                            Subadviser: J.P.            normal circumstances) in a broad portfolio of
                                           Morgan Investment           common stocks of companies with market
                                           Management Inc.             capitalizations of $1 billion to $20 billion
                                                                       at the time of purchase that the subadviser
                                                                       believes to be undervalued.

ING INVESTORS TRUST - ING JULIUS           Directed Services,          Seeks long-term growth of capital. Under
   BAER FOREIGN PORTFOLIO (formerly        Inc.                        normal conditions, invests in a wide variety
   ING JPMorgan Fleming                                                of international equity securities issued
   International Enhanced EAFE             Subadviser: Julius          through the world, normally excluding the
                                           Baer Investment             United

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
   Portfolio)                              Management, Inc.            States. Normally invests at least 80% of its
   (Class S Shares)                                                    assets in equity securities tied economically
                                                                       to countries outside the United States.

ING PARTNERS, INC. - ING MFS               ING Life Insurance and      Seeks capital appreciation. Invests primarily
   CAPITAL OPPORTUNITIES PORTFOLIO         Annuity Company             (at least 65% of net assets) in common stocks
(INITIAL CLASS)                                                        and related securities, such as preferred
                                           Subadviser:                 stocks, convertible securities and depositary
                                           Massachusetts               receipts.
                                           Financial Services
                                           Company

ING PARTNERS, INC. - ING MFS               ING Life Insurance and      Seeks capital appreciation. Invests primarily
   GLOBAL GROWTH PORTFOLIO                 Annuity Company             (at least 65% of net assets under normal
(SERVICE CLASS)                                                        circumstances) in common stocks and related
                                           Subadviser:                 equity securities such as preferred stock,
                                           Massachusetts               convertible securities and depositary
                                           Financial Services          receipts. Invests in securities of companies
                                           Company                     worldwide growing at rates expected to be
                                                                       well above the growth rate of the overall
                                                                       U.S. economy.

ING PARTNERS, INC. - ING OPCAP             ING Life Insurance and      Seeks capital growth, and secondarily,
   BALANCED VALUE PORTFOLIO                Annuity Company             investment income. Under normal market
(SERVICE CLASS)                                                        conditions, invests at least 25% of total
                                           Subadviser: OpCap           assets in equity securities, including common
                                           Advisors LLC                stocks and preferred stocks and expects to
                                                                       have between 50% to 75% of total assets
                                                                       invested in equities. Also invests at least
                                                                       25% of total assets in fixed-income senior
                                                                       securities including bonds, debentures,
                                                                       notes, participation interests in loans,
                                                                       convertible securities and U.S. Government
                                                                       securities.

ING PARTNERS, INC. - ING PIMCO             ING Life Insurance and      Seeks maximum total return, consistent with
   TOTAL RETURN PORTFOLIO                  Annuity Company             capital preservation and prudent investment
(SERVICE CLASS)                                                        management. Invests under normal
                                           Subadviser: Pacific         circumstances at least 65% of net assets plus
                                           Investment Management       borrowings for investment purposes in a
                                           Company LLC                 diversified portfolio of fixed income
                                                                       instruments of varying maturities. Invests
                                                                       primarily in investment grade debt
                                                                       securities, but may invest up to 10% of its
                                                                       assets in high yield securities ("junk
                                                                       bonds") rated B or higher by Moody's or S&P,
                                                                       or, if unrated, determined by the subadviser
                                                                       to be of comparable quality.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and      Seeks long-term growth of capital. Invests
   BROTHERS AGGRESSIVE GROWTH              Annuity Company             primarily (at least 80% of net assets under
   PORTFOLIO                                                           normal circumstances) in common stocks and
(INITIAL CLASS)                            Subadviser: Salomon         related securities, such as preferred stock,
                                           Brothers Asset              convertible securities and depositary
                                           Management Inc              receipts, of emerging growth companies.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and      Seeks capital appreciation. A NONDIVERSIFIED
   BROTHERS FUNDAMENTAL VALUE              Annuity Company             Portfolio that invests primarily in common
   PORTFOLIO                                                           stocks and common stock equivalents, such as
(SERVICE CLASS)                            Subadviser: Salomon         preferred stocks and securities convertible
                                           Brothers Asset              in common stocks, of companies the subadviser
                                           Management Inc              believes are undervalued in the marketplace.
                                                                       May invest in investment grade fixed-income
                                                                       securities and may invest up to 20% of net
                                                                       assets in non-convertible debt securities
                                                                       rated

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                                                       below investment grade or, if unrated, are of
                                                                       equivalent quality as determined by the
                                                                       subadviser. May also invest up to 20% of
                                                                       assets in securities of foreign issuers.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and      Seeks long-term growth of capital, and
   BROTHERS INVESTORS VALUE PORTFOLIO      Annuity Company             secondarily, current income. Invests
(SERVICE CLASS)                                                        primarily in common stocks of established
                                           Subadviser: Salomon         U.S. companies. To a lesser degree, invests
                                           Brothers Asset              in income producing securities such as debt
                                           Management Inc              securities. May also invest in other equity
                                                                       securities, including up to 20% of its assets
                                                                       in securities of foreign issuers.

ING INVESTORS TRUST - ING STOCK            Directed Services, Inc.     Seeks total return. Normally invests at least
   INDEX PORTFOLIO                                                     80% of its assets in equity securities of
(CLASS I SHARES)                           Subviser: Aeltus            companies included in the S&P's 500 Composite
                                           Investment Management,      Stock Price Index (the "S&P Index") or equity
                                           Inc. (ING Aeltus)           securities of companies that are
                                                                       representative of the S&P Index (including
                                                                       derivatives).

ING PARTNERS, INC. - ING T. ROWE           ING Life Insurance and      Seeks long-term capital growth, and
   PRICE GROWTH EQUITY PORTFOLIO           Annuity Company             secondarily, increasing dividend income.
(INITIAL CLASS)                                                        Invests primarily (at least 80% of net assets
                                           Subadviser: T. Rowe         under normal circumstances) in common stocks.
                                           Price Associates, Inc.      Concentrates its investments in growth
                                                                       companies. Investments in foreign securities
                                                                       are limited to 30% of total assets.

ING PARTNERS, INC. - ING UBS U.S.          ING Life Insurance and      Seeks total return, consisting of long-term
   ALLOCATION PORTFOLIO (formerly ING      Annuity Company             capital appreciation and current income.
   UBS Tactical Asset Allocation                                       Invests, under normal circumstances, at least
   Portfolio)                              Subadviser: UBS Global      80% of net assets (plus borrowings for
(SERVICE CLASS)                            Asset Management (US)       investment purposes, if any) in U.S.
                                           Inc.                        securities. Allocates assets among the major
                                                                       domestic asset classes (U.S. fixed income and
                                                                       U.S. equities) based upon the subadviser's
                                                                       assessment of prevailing market conditions in
                                                                       the U.S. and abroad.

ING PARTNERS, INC. - ING UBS U.S.          ING Life Insurance and      Seeks long-term growth of capital and future
   LARGE CAP EQUITY PORTFOLIO              Annuity Company             income. Under normal circumstances, invests
   (formerly ING MFS Research                                          at least 80% of net assets (plus borrowings
   Equity Portfolio)                       Subadviser: UBS Global      for investment purposes, if any) in U.S.
(INITIAL CLASS)                            Asset Management            equity securities. Investments in equity
                                           (Americas) Inc.             securities may include dividend-paying
                                                                       securities, common stock and preferred stock.

ING PARTNERS, INC. - ING VAN               ING Life Insurance and      Seeks capital growth and income. Invests in a
   KAMPEN COMSTOCK PORTFOLIO               Annuity Company             portfolio of equity securities, including
(SERVICE CLASS)                                                        common stocks, preferred stocks and
                                           Subadviser: Van Kampen      securities convertible into common and
                                                                       preferred stocks.

ING VP BALANCED PORTFOLIO, INC.            ING Investments, LLC        Seeks to maximize investment return,
(CLASS I SHARES)                                                       consistent with reasonable safety of
                                           Subadviser: Aeltus          principal, by investing in a diversified
                                           Investment Management,      portfolio of one or more of the following
                                           Inc.                        asset classes: stocks, bonds and cash
                                                                       equivalents, based on the judgment of the
                                                                       Portfolio's management, of which of those
                                                                       sectors or mix thereof offers the best
                                                                       investment prospects. Typically maintains
                                                                       approximately 60% of total assets in equities

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                                                       and approximately 40% of total assets in debt
                                                                       (including money market instruments). The
                                                                       Portfolio may invest up to 15% of total
                                                                       assets in high-yield instruments.

ING VP BOND PORTFOLIO                      ING Investments, LLC        Seeks to maximize total return as is
(CLASS I SHARES)                                                       consistent with reasonable risk, through
                                           Subadviser: Aeltus          investment in a diversified portfolio
                                           Investment Management,      consisting of investment-grade corporate
                                           Inc.                        bonds, and debt securities issued or
                                                                       guaranteed by the U.S. Government, its
                                                                       agencies or instrumentalities. Under normal
                                                                       market conditions, invests at least 80% of
                                                                       assets in high-grade corporate bonds,
                                                                       mortgage-related and other asset-backed
                                                                       securities, and securities issued or
                                                                       guaranteed by the U.S. Government, its
                                                                       agencies or instrumentalities. May also
                                                                       invest up to 15% of total assets in
                                                                       high-yield instruments and up to 25% of total
                                                                       assets in foreign debt securities.

ING VARIABLE PRODUCTS TRUST - ING          ING Investments, LLC        Seeks long-term capital appreciation.
   VP FINANCIAL SERVICES PORTFOLIO                                     Invests, under normal market conditions, at
(CLASS I SHARES)                           Subadviser: Aeltus          least 80% of assets in equity securities and
                                           Investment Management,      equity equivalent securities of companies
                                           Inc.                        principally engaged in the financial services
                                                                       industry. As a general matter, the Portfolio
                                                                       expects these investments to be in common
                                                                       stocks of large-, mid- and small-sized
                                                                       companies. May invest remaining 20% of assets
                                                                       in equity or debt securities of financial
                                                                       services companies or companies that are not
                                                                       financial services companies, and in money
                                                                       market instruments.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC        Seeks long-term capital appreciation.
   VP GLOBAL SCIENCE AND                                               Normally invests at least 80% of net assets
   TECHNOLOGY PORTFOLIO (formerly          Subadviser: BlackRock       in equity securities issued by science and
   ING VP Technology Portfolio)            Advisors, Inc.              technology companies in all market
(CLASS I SHARES)                                                       capitalization ranges. Will invest primarily
                                                                       in equity securities of U.S. and non-U.S.
                                                                       companies selected for their rapid and
                                                                       sustainable growth potential from the
                                                                       development, advancement and use of science
                                                                       and/or technology. May invest up to 25% of
                                                                       its net assets in stocks of issuers in
                                                                       emerging market countries.

ING VARIABLE FUNDS - ING VP                ING Investments, LLC        Seeks to maximize total return through
   GROWTH AND INCOME PORTFOLIO                                         investments in a diversified portfolio of
(CLASS I SHARES)                           Subadviser: Aeltus          common stocks and securities convertible into
                                           Investment Management,      common stock. Under normal market conditions,
                                           Inc.                        invests at least 65% of total assets in
                                                                       common stocks that the subadviser believes
                                                                       have significant potential for capital
                                                                       appreciation or income growth or both.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC        Seeks growth of capital through investment in
   VP GROWTH PORTFOLIO                                                 a diversified portfolio consisting primarily
(CLASS I SHARES)                           Subadviser: Aeltus          of common stocks and securities convertible
                                           Investment Management,      into common stocks believed to offer growth
                                           Inc.                        potential. Under normal market conditions,
                                                                       invests at least 65% of total assets in
                                                                       common stocks and securities convertible into
                                                                       common stock.

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC        Seeks to outperform the total return
   VP INDEX PLUS LARGECAP PORTFOLIO                                    performance of the Standard & Poor's 500
   (CLASS I SHARES)                        Subadviser: Aeltus          Composite Stock Price Index (S&P 500 Index),
                                           Investment Management,      while maintaining a market level of risk.
                                           Inc.                        Invests at least 80% of assets in stocks
                                                                       included in the S&P 500 Index. The
                                                                       subadviser's objective is to overweight those
                                                                       stocks in the S&P 500 Index that it believes
                                                                       will outperform the index and underweight or
                                                                       avoid those stocks that it believes will
                                                                       underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC        Seeks to outperform the total return
   VP INDEX PLUS MIDCAP PORTFOLIO                                      performance of the Standard & Poor's MidCap
(CLASS I SHARES)                           Subadviser: Aeltus          400 Index (S&P MidCap 400 Index), while
                                           Investment Management,      maintaining a market level of risk. Invests
                                           Inc.                        at least 80% of assets in stocks included in
                                                                       the S&P MidCap 400 Index. The subadviser's
                                                                       objective is to overweight those stocks in
                                                                       the S&P MidCap 400 Index that it believes
                                                                       will outperform the index and underweight or
                                                                       avoid those stocks that it believes will
                                                                       underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC        Seeks to outperform the total return
   VP INDEX PLUS SMALLCAP PORTFOLIO                                    performance of the Standard and Poor's
(CLASS I SHARES)                           Subadviser: Aeltus          SmallCap 600 Index (S&P 600 Index), while
                                           Investment Management,      maintaining a market level of risk. Invests
                                           Inc.                        at least 80% of assets in stocks included in
                                                                       the S&P 600 Index. The subadviser's objective
                                                                       is to overweight those stocks in the S&P 600
                                                                       Index that it believes will outperform the
                                                                       index and underweight or avoid those stocks
                                                                       that it believes will underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC        Seeks long-term capital growth primarily
   VP INTERNATIONAL EQUITY PORTFOLIO                                   through investment in a diversified portfolio
(CLASS I SHARES)                           Subadviser: Aeltus          of common stocks principally traded in
                                           Investment Management,      countries outside of the United States. The
                                           Inc.                        Portfolio will not target any given level of
                                                                       current income. Under normal market
                                                                       conditions, invests at least 80% of assets in
                                                                       equity securities. At least 65% of assets
                                                                       will normally be invested in securities
                                                                       principally traded in three or more countries
                                                                       outside of the U.S. These securities may
                                                                       include common stocks as well as securities
                                                                       convertible into common stock.

ING VARIABLE PRODUCTS TRUST - ING          ING Investments, LLC        Seeks long-term capital appreciation. Invests
   VP INTERNATIONAL VALUE PORTFOLIO                                    primarily in foreign companies with market
(CLASS I SHARES)                           Subadviser: Aeltus          capitalizations greater than $1 billion, but
                                           Investment Management,      may hold up to 25% of assets in companies
                                           Inc.                        with smaller market capitalizations. Under
                                                                       normal circumstances, will invest at least
                                                                       65% of total assets in securities of
                                                                       companies located in at least three countries
                                                                       other than the U.S., which may include
                                                                       emerging market countries.

ING VARIABLE PRODUCTS TRUST - ING          ING Investments, LLC        Seeks growth of capital, with dividend income
   VP MAGNACAP PORTFOLIO                                               as a secondary consideration. Will normally
(CLASS I SHARES)                           Subadviser: Aeltus          invest at least 80% of assets in common stock
                                           Investment                  of large companies. For this Portfolio, large

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                           Management, Inc.            companies are those included in the 500
                                                                       largest U.S. companies, as measured by total
                                                                       revenues, net assets, cash flow or earnings,
                                                                       or the 1,000 largest companies as measured by
                                                                       equity market capitalization.

ING VARIABLE PRODUCTS TRUST - ING          ING Investments, LLC        Seeks long-term capital appreciation.
   VP MIDCAP OPPORTUNITIES                                             Normally invests at least 80% of assets in
   PORTFOLIO                               Subadviser: Aeltus          the common stocks of mid-sized U.S. companies
(CLASS I SHARES)                           Investment Management,      that the subadviser believes have above
                                           Inc.                        average prospects for growth. For this
                                                                       Portfolio, mid-size companies are those with
                                                                       market capitalizations that fall within the
                                                                       range of companies in the Russell MidCap
                                                                       Growth Index.

ING VP MONEY MARKET PORTFOLIO              ING Investments, LLC        Seeks to provide high current return,
(CLASS I SHARES)                                                       consistent with preservation of capital and
                                           Subadviser: Aeltus          liquidity, through investment in high-quality
                                           Investment Management,      money market instruments. Invests in a
                                           Inc.                        diversified portfolio of high-quality fixed
                                                                       income securities denominated in U.S.
                                                                       dollars, with short remaining maturities.
                                                                       THERE IS NO GUARANTEE THAT THE ING VP MONEY
                                                                       MARKET SUBACCOUNT WILL HAVE A POSITIVE OR
                                                                       LEVEL RETURN.

ING VARIABLE PRODUCTS TRUST - ING          ING Investments, LLC        Seeks total return. Under normal market
   VP REAL ESTATE PORTFOLIO                                            conditions, invests at least 80% of assets in
(CLASS I SHARES)                           Subadviser: ING             common and preferred stocks of U.S. real
                                           Clarion Real Estate         estate investment trusts (REITs) and real
                                           Securities.                 estate companies. For this Portfolio, real
                                                                       estate companies consist of companies that
                                                                       are principally engaged in the real estate
                                                                       industry. May invest in companies with any
                                                                       market capitalization; however, the
                                                                       subadviser will generally not invest in
                                                                       companies with market capitalization of less
                                                                       than $100 million at the time of purchase.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC        Seeks growth of capital primarily through
   VP SMALL COMPANY PORTFOLIO                                          investment in a diversified portfolio of
(CLASS I SHARES)                           Subadviser: Aeltus          common stocks and securities convertible into
                                           Investment Management,      common stocks of companies with smaller
                                           Inc.                        market capitalizations. Under normal market
                                                                       conditions, invests at least 80% of net
                                                                       assets in common stocks and securities
                                                                       convertible into common stock of
                                                                       small-capitalization companies.

ING VARIABLE PRODUCTS TRUST - ING          ING Investments, LLC        Seeks long-term capital appreciation.
   VP SMALLCAP OPPORTUNITIES PORTFOLIO                                 Normally invests at least 80% of assets in
(CLASS I SHARES)                           Subadviser: Aeltus          the common stock of smaller, lesser-known
                                           Investment Management,      U.S. companies that the subadviser believes
                                           Inc.                        have above average prospects for growth. For
                                                                       this Portfolio, smaller companies are those
                                                                       with market capitalizations that fall within
                                                                       the range of companies in the Russell 2000
                                                                       Growth Index.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC        Seeks to provide total return (i.e., income
   INC. - ING VP STRATEGIC                                             and capital appreciation, both realized and
   ALLOCATION BALANCED PORTFOLIO           Subadviser: Aeltus          unrealized). Managed for investors seeking a
(CLASS I SHARES)                           Investment                  balance between income and capital

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                           Management, Inc.            appreciation who generally have an investment
                                                                       horizon exceeding ten years and a moderate
                                                                       level of risk tolerance. Under normal market
                                                                       conditions, allocates assets among several
                                                                       classes of equities, fixed-income securities
                                                                       (including up to 15% of total assets in
                                                                       high-yield instruments) and money market
                                                                       instruments. The benchmark portfolio is 60%
                                                                       equities, 35% fixed income and 5% money
                                                                       market instruments under neutral market
                                                                       conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.  ING Investments, LLC        Seeks to provide capital appreciation.
   -  ING VP STRATEGIC ALLOCATION GROWTH                               Managed for investors seeking capital
   PORTFOLIO                               Subadviser: Aeltus          appreciation who generally have an investment
(CLASS I SHARES)                           Investment Management,      horizon exceeding 15 years and a high level
                                           Inc.                        of risk tolerance. Under normal market
                                                                       conditions, allocates assets among several
                                                                       classes of equities, fixed-income securities
                                                                       (including up to 15% of total assets in
                                                                       high-yield instruments) and money market
                                                                       instruments. The benchmark portfolio is 80%
                                                                       equities and 20% fixed income under neutral
                                                                       market conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC        Seeks to provide total return consistent with
   INC. - ING VP STRATEGIC                                             preservation of capital. Managed for
   ALLOCATION INCOME PORTFOLIO             Subadviser: Aeltus          investors primarily seeking total return
(CLASS I SHARES)                           Investment Management,      consistent with capital preservation who
                                           Inc.                        generally have an investment horizon
                                                                       exceeding five years and a low level of risk
                                                                       tolerance. Under normal market conditions,
                                                                       allocates assets among several classes of
                                                                       equities, fixed-income securities (including
                                                                       up to 15% of total assets in high-yield
                                                                       instruments) and money market instruments.
                                                                       The benchmark portfolio is 35% equities, 55%
                                                                       fixed income and 10% money market instruments
                                                                       under neutral market conditions.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC        Seeks growth of capital primarily through
   VALUE OPPORTUNITY PORTFOLIO                                         investment in a diversified portfolio of
(CLASS I SHARES)                           Subadviser: Aeltus          common stocks and securities convertible into
                                           Investment Management,      common stock. Under normal market conditions,
                                           Inc.                        invests at least 65% of total assets in
                                                                       common stocks and securities convertible into
                                                                       common stock.

JANUS ASPEN SERIES - BALANCED PORTFOLIO    Janus Capital               Seeks long-term capital growth, consistent
(INSTITUTIONAL SHARES)                                                 with preservation of capital and balanced by
                                                                       current income. Normally invests 40-60% of
                                                                       its assets in securities selected primarily
                                                                       for their growth potential and 40-60% of its
                                                                       assets in securities selected primarily for
                                                                       their income potential. Will normally invest
                                                                       at least 25% of its assets in fixed-income
                                                                       securities.

JANUS ASPEN SERIES - FLEXIBLE INCOME       Janus Capital               Seeks to obtain maximum total return,
   PORTFOLIO                                                           consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                 Invests primarily in a wide variety of
                                                                       income-producing securities such as corporate
                                                                       bonds and notes, government securities,
                                                                       including

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                                                       agency securities, and preferred stock. Will
                                                                       invest at least 80% of its assets in
                                                                       income-producing securities. Will invest at
                                                                       least 65% of its assets in investment grade
                                                                       debt securities and will maintain an
                                                                       average-weighted effective maturity of five
                                                                       to ten years. Will limit its investment in
                                                                       high-yield/high-risk bonds to less than 35%
                                                                       of its net assets.

JANUS ASPEN SERIES - GROWTH                Janus Capital               Seeks long-term growth of capital in a manner
   PORTFOLIO                                                           consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                 Invests primarily in common stocks selected
                                                                       for their growth potential. Although it can
                                                                       invest in companies of any size, it generally
                                                                       invests in larger, more established
                                                                       companies.

JANUS ASPEN SERIES - MID CAP               Janus Capital               Seeks long-term growth of capital. Invests,
   GROWTH PORTFOLIO                                                    under normal circumstances, at least 80% of
(INSTITUTIONAL SHARES)                                                 its net assets in equity securities of
                                                                       mid-sized companies whose market
                                                                       capitalization falls, at the time of
                                                                       purchase, in the 12-month average of the
                                                                       capitalization ranges of the Russell MidCap
                                                                       Growth Index.

JANUS ASPEN SERIES - WORLDWIDE             Janus Capital               Seeks long-term growth of capital in a manner
   GROWTH PORTFOLIO                                                    consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                 Invests primarily in common stocks of
                                                                       companies of any size located throughout the
                                                                       world. Normally invests in issuers from at
                                                                       least five different countries, including the
                                                                       United States. May at times invest in fewer
                                                                       than five countries or even in a single
                                                                       country.

LORD ABBETT SERIES FUND, INC. -            Lord, Abbett & Co. LLC      Seeks long-term growth of capital and income
   GROWTH AND INCOME PORTFOLIO                                         without excessive fluctuations in market
(CLASS VC SHARES)                                                      value. Primarily purchases equity securities
                                                                       of large, seasoned, U.S. and multinational
                                                                       companies which Lord Abbett believes are
                                                                       undervalued. Under normal circumstances, will
                                                                       invest at least 80% of net assets in equity
                                                                       securities of large companies with market
                                                                       capitalizations of at least $5 billion at the
                                                                       time of purchase. This market capitalization
                                                                       may vary in response to changes in the
                                                                       markets. Equity securities may include common
                                                                       stocks, convertible bonds, convertible
                                                                       preferred stocks and warrants and similar
                                                                       instruments.

LORD ABBETT SERIES FUND, INC. -            Lord, Abbett & Co. LLC      Seeks capital appreciation through
   MID-CAP VALUE PORTFOLIO                                             investments, primarily in equity securities,
(CLASS VC SHARES)                                                      which are believed to be undervalued in the
                                                                       marketplace. Normally invests at least 80% of
                                                                       net assets, plus the amount of any borrowings
                                                                       for investment purposes, in equity securities
                                                                       of mid-sized companies, those with market
                                                                       capitalizations of roughly $500 million to
                                                                       $10 billion, at the time of purchase. This
                                                                       market capitalization range may vary in
                                                                       response to changes in the markets.

NEW PERSPECTIVE FUND(R)                    Capital Research and        Seeks to provide long-term growth of capital.
(CLASS R-4)                                Management Company          Future income is a secondary objective.
                                                                       Invests primarily in common stocks, including

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                                                       growth-oriented stocks, on a global basis to
                                                                       take advantage of investment opportunities
                                                                       generated by changes in international trade
                                                                       patterns and economic and political
                                                                       relationships. Also may invest in cash or
                                                                       money market instruments.

OPPENHEIMER DEVELOPING MARKETS FUND        OppenheimerFunds, Inc.      Aggressively seeks capital appreciation.
(CLASS A SHARES)                                                       Invests mainly in common stocks of issuers in
                                                                       emerging and developing markets throughout
                                                                       the world. Under normal market conditions,
                                                                       will invest at least 80% of total assets in
                                                                       equity securities of issuers whose principal
                                                                       activities are in at least three developing
                                                                       markets.

OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds, Inc.      Seeks long-term capital appreciation by
   FUNDS - OPPENHEIMER GLOBAL                                          investing a substantial portion of assets in
   SECURITIES FUND/VA                                                  securities of foreign issuers, "growth-type"
                                                                       companies, cyclical industries and special
                                                                       situations that are considered to have
                                                                       appreciation possibilities. Invests mainly in
                                                                       common stocks and can also buy other equity
                                                                       securities, including preferred stocks and
                                                                       convertible securities in the U.S. and
                                                                       foreign countries.

OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds, Inc.      Seeks a high level of current income
   FUNDS - OPPENHEIMER STRATEGIC                                       principally derived from interest on debt
   BOND FUND/VA                                                        securities. Invests mainly in debt securities
                                                                       of issuers in three market sectors: foreign
                                                                       governments and companies, U.S. Government
                                                                       securities, and lower-grade high-yield
                                                                       securities of U.S. and foreign companies.

PIMCO VIT - REAL RETURN PORTFOLIO          Pacific Investment          Seeks maximum real return, consistent with
   (ADMINISTRATIVE CLASS)                  Management Company LLC      preservation of real capital and prudent
                                           (PIMCO)                     investment management. Invests primarily in
                                                                       investment grade securities, but may invest
                                                                       up to 10% of its assets in high yield
                                                                       securities ("junk bonds") rated B or higher
                                                                       by Moody's or S&P, or, if unrated, determined
                                                                       by PIMCO to be of comparable quality.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment          Seeks current income and long-term growth of
   PIONEER EQUITY INCOME VCT               Management, Inc.            capital from a portfolio consisting primarily
   PORTFOLIO                                                           of income producing equity securities of U.S.
(CLASS I SHARES)                                                       corporations. Normally, the portfolio invests
                                                                       at least 80% of its total assets in income
                                                                       producing equity securities of U.S. issuers.
                                                                       The income producing equity securities in
                                                                       which the portfolio may invest include common
                                                                       stocks, preferred stocks and interests in
                                                                       real estate investment trusts (REITs). The
                                                                       remainder of the portfolio may be invested in
                                                                       debt securities, most of which are expected
                                                                       to be convertible into common stocks.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment          Seeks reasonable income and capital growth.
   PIONEER FUND VCT PORTFOLIO              Management, Inc.            Invests in a broad list of carefully
(CLASS I SHARES)                                                       selected, reasonably priced securities rather
                                                                       than in securities whose prices reflect a
                                                                       premium resulting from their current market
                                                                       popularity. The portfolio invests the major
                                                                       portion of its

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                                                       assets in equity securities, primarily of
                                                                       U.S. issuers. For purposes of the portfolio's
                                                                       investment policies, equity securities
                                                                       include common stocks, convertible debt and
                                                                       other equity instruments, such as depositary
                                                                       receipts, warrants, rights, interests in real
                                                                       estate investment trusts (REITs) and
                                                                       preferred stocks.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment          Seeks to maximize total return through a
   PIONEER HIGH YIELD VCT PORTFOLIO        Management, Inc.            combination of income and capital
(CLASS I SHARES)                                                       appreciation. Normally, the portfolio invests
                                                                       at least 80% of its total assets in below
                                                                       investment grade (high yield) debt securities
                                                                       and preferred stocks.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment          Seeks capital appreciation by investing in a
   PIONEER MID CAP VALUE VCT               Management, Inc.            diversified portfolio of securities
   PORTFOLIO                                                           consisting primarily of common stocks.
(CLASS I SHARES)                                                       Normally, invests at least 80% of total
                                                                       assets in equity securities of mid-size
                                                                       companies, that is, companies with market
                                                                       values within the range of market values of
                                                                       companies included in the Russell Midcap(R)
                                                                       Value Index.

TEMPLETON INCOME TRUST -                   Franklin Advisers, Inc.     Seeks current income with capital
   TEMPLETON GLOBAL BOND FUND                                          appreciation and growth of income. Under
(CLASS A SHARES)                                                       normal market conditions, invests at least
                                                                       80% of its net assets in "bonds." "Bonds"
                                                                       include debt securities of any maturity, such
                                                                       as bonds, notes and debentures. In addition,
                                                                       at least 65% of the fund's total assets will
                                                                       be invested in issuers located in at least
                                                                       three countries (including the U.S.)
                                                                       including emerging markets. May invest up to
                                                                       25% of its total assets in bonds that are
                                                                       rated below investment grade.

THE GROWTH FUND OF AMERICA(R)              Capital Research and        Seeks to provide long-term growth of capital
   (CLASS R-4)                             Management Company          through a diversified portfolio of common
                                                                       stocks. May invest 15% of assets outside of
                                                                       the U.S. Invests primarily in common stocks,
                                                                       and also may invest in cash or money market
                                                                       instruments.

WANGER ADVISORS TRUST - WANGER             Columbia Wanger Asset       A NONDIVERSIFIED fund that seeks long-term
   SELECT                                  Management, L.P.            growth of capital. Invests primarily in the
                                                                       stocks of medium- to larger-size U.S.
                                                                       companies. Invests in a limited number of
                                                                       companies (between 20-25) with market
                                                                       capitalizations under $15 billion, offering
                                                                       the potential to provide above-average growth
                                                                       over time.

WANGER ADVISORS TRUST - WANGER             Columbia Wanger Asset       Seeks long-term growth of capital. Under
   U.S. SMALLER COMPANIES                  Management, L.P.            normal circumstances, invests at least 80% of
                                                                       net assets (plus any borrowings for
                                                                       investment purposes), at market value at the
                                                                       time of investment, in securities of domestic
                                                                       companies with total stock market
                                                                       capitalizations of $5 billion or less.

WASHINGTON MUTUAL INVESTORS                Capital Research and        Seeks to produce income and to provide an
   FUND(SM)                                Management Company          opportunity for growth of principal
(CLASS R-4)                                                            consistent with sound common stock investing.
                                                                       Strives to accomplish this objective through
                                                                       fundamental

                                           INVESTMENT ADVISER/         INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                  SUBADVISER                  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
                                                                       research, careful selection, and broad
                                                                       diversification. The fund's policy is to
                                                                       maintain at all times a fully invested and
                                                                       widely diversified portion of securities;
                                                                       however, the fund may hold, to a limited
                                                                       extent, short-term U.S. government
                                                                       securities, cash and cash equivalents.

                                   APPENDIX IV
                         CONDENSED FINANCIAL INFORMATION

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT I AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                                      2003         2002         2001         2000
                                                                                      ----         ----         ----         ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2000)
Value at beginning of period                                                       $     6.00   $    8.012   $   10.549   $   10.549
Value at end of period                                                             $     7.69   $     6.00   $    8.012   $   10.549
Number of accumulation units outstanding at end of period                               1,523          953          443           70
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                       $     6.12   $    7.320   $    9.582   $   10.275
Value at end of period                                                             $     7.54   $     6.12   $    7.320   $    9.582
Number of accumulation units outstanding at end of period                             334,093      264,677      174,013          148
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     3.91   $    5.714   $    8.731   $   11.179
Value at end of period                                                             $     5.07   $     3.91   $    5.714   $    8.731
Number of accumulation units outstanding at end of period                             342,284      299,207      255,958       15,982
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     5.46   $    7.905   $    9.132   $   10.792
Value at end of period                                                             $     6.76   $     5.46   $    7.905   $    9.132
Number of accumulation units outstanding at end of period                             335,650      251,631      158,994          245
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                       $     8.03   $    9.180
Value at end of period                                                             $     9.49   $     8.03
Number of accumulation units outstanding at end of period                                  30           61

                                                                                      2003         2002         2001         2000
                                                                                      ----         ----         ----         ----
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period                                                       $     7.95   $    8.863   $    9.827
Value at end of period                                                             $    10.12   $     7.95   $    8.863
Number of accumulation units outstanding at end of period                               3,463        3,465          463
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period                                                       $     8.34   $   10.142   $    9.897
Value at end of period                                                             $    10.76   $     8.34   $   10.142
Number of accumulation units outstanding at end of period                               2,969        2,692          582
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                                       $     5.56   $    8.039   $    9.861   $    9.899
Value at end of period                                                             $     7.32   $     5.56   $    8.039   $    9.861
Number of accumulation units outstanding at end of period                           1,539,832    1,058,748      597,344       21,539
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                                       $     4.12   $    6.425   $    8.678   $    8.678
Value at end of period                                                             $     5.63   $     4.12   $    6.425   $    8.678
Number of accumulation units outstanding at end of period                               2,518        1,441          542           85
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period                                                       $     7.27   $    9.110
Value at end of period                                                             $     9.42   $     7.27
Number of accumulation units outstanding at end of period                               5,631        5,629
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during December 2000)
Value at beginning of period                                                       $     8.70   $    9.800   $   10.334   $   10.164
Value at end of period                                                             $    10.24   $     8.70   $    9.800   $   10.334
Number of accumulation units outstanding at end of period                             751,614      545,332      324,320        2,812
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     2.59   $    4.454   $    5.841   $    9.603
Value at end of period                                                             $     3.73   $     2.59   $    4.454   $    5.841
Number of accumulation units outstanding at end of period                             321,624      167,312       88,611        3,299
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period                                                       $     5.64   $    7.593   $    9.029
Value at end of period                                                             $     7.04   $     5.64   $    7.593
Number of accumulation units outstanding at end of period                               4,757        4,650        4,547

                                                                                      2003         2002         2001         2000
                                                                                      ----         ----         ----         ----
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                       $     5.00   $    7.108   $    9.844   $   11.173
Value at end of period                                                             $     6.45   $     5.00   $    7.108   $    9.844
Number of accumulation units outstanding at end of period                             263,565      235,002      187,354       16,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     6.43   $    8.275   $    9.676   $   10.952
Value at end of period                                                             $     8.03   $     6.43   $    8.275   $    9.676
Number of accumulation units outstanding at end of period                           1,245,690      850,722      375,985       12,812
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period                                                       $    10.92   $   12.542   $   12.315
Value at end of period                                                             $    14.31   $    10.92   $   12.542
Number of accumulation units outstanding at end of period                               4,399        4,082        3,089
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period                                                       $    10.27   $   11.953   $   11.542
Value at end of period                                                             $    13.85   $    10.27   $   11.953
Number of accumulation units outstanding at end of period                               2,688        2,690        2,643
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                       $     5.26   $    7.239   $    9.606   $    9.845
Value at end of period                                                             $     6.87   $     5.26   $    7.239   $    9.606
Number of accumulation units outstanding at end of period                              20,880        7,888        9,690          155
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                                       $    10.97   $   10.908   $   10.756
Value at end of period                                                             $    10.96   $    10.97   $   10.908
Number of accumulation units outstanding at end of period                             186,027      265,123       49,508
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     9.31   $   12.246   $   11.894   $   12.755
Value at end of period                                                             $    12.67   $     9.31   $   12.246   $   11.894
Number of accumulation units outstanding at end of period                             420,712      239,998       60,753        2,007
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period                                                       $     7.36   $   10.046   $   11.024
Value at end of period                                                             $     9.08   $     7.36   $   10.046
Number of accumulation units outstanding at end of period                               5,002        5,005        3,648

                                                                                      2003         2002         2001         2000
                                                                                      ----         ----         ----         ----
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                       $     9.12   $    9.842   $    9.772
Value at end of period                                                             $    10.29   $     9.12   $    9.842
Number of accumulation units outstanding at end of period                               2,724        2,723          582
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                       $     5.07   $    4.990
Value at end of period                                                             $     6.61   $     5.07
Number of accumulation units outstanding at end of period                               4,784        4,781
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     3.77   $    5.284   $    8.815   $   13.282
Value at end of period                                                             $     5.04   $     3.77   $    5.284   $    8.815
Number of accumulation units outstanding at end of period                             770,185      607,919      479,354       41,139
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     5.81   $    7.883   $   10.267   $   12.470
Value at end of period                                                             $     7.14   $     5.81   $    7.883   $   10.267
Number of accumulation units outstanding at end of period                             318,194      286,081      236,812       16,082
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                                       $     8.49   $   11.013   $   12.647   $   13.043
Value at end of period                                                             $    12.02   $     8.49   $   11.013   $   12.647
Number of accumulation units outstanding at end of period                             560,077      354,018      179,216        1,563
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 2001)
Value at beginning of period                                                       $    11.30   $   10.619   $   10.439
Value at end of period                                                             $    13.20   $    11.30   $   10.619
Number of accumulation units outstanding at end of period                             143,624       70,629       13,772

                          FOR MASTER APPLICATIONS ONLY

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT I PROSPECTUS DATED MAY 1, 2004, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.

___ PLEASE SEND AN ACCOUNT I STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.87131-04) DATED MAY 1, 2004.


--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE


PRO.87131-04

                                     PART B

                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                        ING INSURANCE COMPANY OF AMERICA


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

                                RETIREMENT MASTER

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2004.


A free prospectus is available upon request from the local ING Insurance Company of America office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                             Hartford, CT 06156-1277

                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                        PAGE
General Information and History                                         2
Variable Annuity Account I                                              2
Offering and Purchase of Contracts                                      4
Income Phase Payments                                                   4
Sales Material and Advertising                                          5
Independent Auditors                                                    6
Financial Statements of the Separate Account                            S-1
Financial Statements of ING Insurance Company of America                C-1

                         GENERAL INFORMATION AND HISTORY

ING Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Our sales office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. We are engaged in the business of issuing life insurance and annuities. Our executive offices are located at Corporate Center One, 2202 North Westshore Boulevard, Suite 350, Tampa, Florida 33607.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.) From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contracts are as follows:

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
EuroPacific Growth Fund(R) (Class R-4)(4)(5)
Evergreen Special Values Fund (Class A)(4)
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
Hibernia Mid Cap Equity Fund (Class A Shares)(4)(5)
ING Aeltus Enhanced Index Portfolio (formerly ING DSI Enhanced Index Portfolio)
     (Service Class)
ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class) (1)
ING JPMorgan Fleming International Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING Julius Baer Foreign Portfolio (Class S)(5)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
ING Salomon Brothers Fundamental Value Portfolio (Service Class)
ING Salomon Brothers Investors Value Portfolio (Service Class)
ING Stock Index Portfolio (Class I)(5)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation
     Portfolio) (Service Class)
ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity
     Portfolio) (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class I) (2)
ING VP Bond Portfolio (Class I) (2)
ING VP Financial Services Portfolio (Class I)(5)
ING VP Global Science and Technology Portfolio (formerly ING VP Technology
     Portfolio) (Class I) (2)
ING VP Growth and Income Portfolio (Class I) (2)
ING VP Growth Portfolio (Class I) (2)
ING VP Index Plus LargeCap Portfolio (Class I) (2)
ING VP Index Plus MidCap Portfolio (Class I) (2)
ING VP Index Plus SmallCap Portfolio (Class I) (2)
ING VP International Equity Portfolio (Class I) (2)
ING VP International Value Portfolio (Class I) (2)
ING VP MagnaCap Portfolio (Class I) (2)
ING VP MidCap Opportunities Portfolio (Class I) (2)(3)
ING VP Money Market Portfolio (Class I) (2)
ING VP Real Estate Portfolio (Class I)(5)
ING VP Small Company Portfolio (Class I) (2)
ING VP SmallCap Opportunities Portfolio (Class I) (2)
ING VP Strategic Allocation Balanced Portfolio (Class I) (2)
ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING VP Strategic Allocation Income Portfolio (Class I) (2)
ING VP Value Opportunity Portfolio (Class I) (2)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio  (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
New Perspective Fund(R) (Class R-4)(4)(5)
Oppenheimer Developing Markets Fund (Class A)(4)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
PIMCO VIT Real Return Portfolio (Administrative Class)(5)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)(5)
Pioneer Mid Cap Value VCT Portfolio (Class I)
Templeton Global Bond Fund (Class A)(4)(5)
The Growth Fund of America(R) (Class R-4)(4)(5)
Wanger Select(5)
Wanger U.S. Smaller Companies(5)
Washington Mutual Investors Fund(SM) (Class R-4)(4)(5)

(1) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(2) Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.
(3) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R.
(4) This fund is available to the general public. See "Additional Risks of Investing in the Funds" in the prospectus.
(5)  This fund is scheduled to be available on May 10, 2004.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $7,018.08, $81.46, and $215.69, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account I of ING Insurance Company of America.


                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where
(a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)

                          INDEX TO FINANCIAL STATEMENTS

                                                                                 PAGE
                                                                                 ----
Report of Independent Auditors                                                    C-2

Financial Statements:

    Income Statements for the years ended
       December 31, 2003, 2002 and 2001                                           C-3

    Balance Sheets as of
       December 31, 2003 and 2002                                                 C-4

    Statements of Changes in Shareholder's Equity for the years ended
       December 31, 2003, 2002 and 2001                                           C-5

    Statements of Cash Flows for the years ended
       December 31, 2003, 2002 and 2001                                           C-6

    Notes to Financial Statements                                                 C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Insurance Company of America

We have audited the accompanying balance sheets of ING Insurance Company of America as of December 31, 2003 and 2002, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Insurance Company of America as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting for goodwill and other intangible assets effective January 1, 2002.


                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                                INCOME STATEMENTS
                                   (MILLIONS)

                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                    2003              2002              2001
                                                               --------------   ---------------    --------------
Revenues:
   Fee income                                                  $          6.7    $          8.5    $         14.6
   Net investment income                                                  6.6               6.7               9.9
   Net realized capital gains (losses)                                    2.3              (2.4)              0.9
                                                               --------------    --------------    --------------
Total revenue                                                            15.6              12.8              25.4
                                                               --------------    --------------    --------------
Benefits, losses and expenses:
   Benefits:
     Interest credited and other benefits to policyholders                0.3               4.0               7.2
   Underwriting, acquisition, and insurance expenses:
     General expenses                                                     1.9               2.2               0.8
     Commissions                                                          1.8               2.1               2.4
     Policy acquisition costs deferred                                   (0.3)             (0.8)             (1.0)
   Amortization:
     Deferred policy acquisition costs and value
       of business acquired                                               3.6              10.6               4.8
     Goodwill                                                               -                 -               2.6
                                                               --------------    --------------    --------------
Total benefits, losses and expenses                                       7.3              18.1              16.8
                                                               --------------    --------------    --------------
Income (loss) before income taxes and cumulative
   effect of change in accounting principle                               8.3              (5.3)              8.6
Income tax expense (benefit)                                              2.0              (2.0)              3.7
                                                               --------------    --------------    --------------
Income (loss) before cumulative effect of change in
   accounting principle                                                   6.3              (3.3)              4.9
Cumulative effect of change in accounting principle                         -            (101.8)                -
                                                               --------------    --------------    --------------
Net income (loss)                                              $          6.3    $       (105.1)   $          4.9
                                                               ==============    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                                 BALANCE SHEETS
                          (MILLIONS, EXCEPT SHARE DATA)

                                                                                 AS OF DECEMBER 31,
                                                                                2003            2002
                                                                            ------------    ------------
ASSETS:
Investments:
Fixed maturities, available for sale, at fair value
   (amortized cost of $127.9 at 2003 and $121.6 at 2002)                    $      133.1    $      129.6
Cash and cash equivalents                                                            4.8             5.2
Accrued investment income                                                            1.3             1.5
Deferred policy acquisition costs                                                    0.9             1.2
Value of business acquired                                                          31.6            34.2
Other assets                                                                        19.7            14.5
Assets held in separate accounts                                                   660.7           622.0
                                                                            ------------    ------------
Total assets                                                                $      852.1    $      808.2
                                                                            ============    ============
LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Other policyholders' funds                                               $       86.6    $       91.1
Current income taxes                                                                 1.7             2.1
Deferred income taxes                                                                7.9             6.3
Other liabilities                                                                    2.6             0.8
Liabilities related to separate accounts                                           660.7           622.0
                                                                            ------------    ------------
Total liabilities                                                                  759.5           722.3
                                                                            ------------    ------------
Shareholder's equity:
Common stock (35,000 shares authorized; 25,500 issued
   and outstanding, $100 per share per value)                                        2.5             2.5
Additional paid-in capital                                                         181.2           181.2
Accumulated other comprehensive income                                               2.2             1.8
Retained deficit                                                                   (93.3)          (99.6)
                                                                            ------------    ------------
Total shareholder's equity                                                          92.6            85.9
                                                                            ------------    ------------
Total liabilities and shareholder's equity                                  $      852.1    $      808.2
                                                                            ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (MILLIONS)

                                                                              ACCUMULATED
                                                             ADDITIONAL          OTHER           RETAINED           TOTAL
                                             COMMON           PAID-IN        COMPREHENSIVE       EARNINGS       SHAREHOLDER'S
                                             STOCK            CAPITAL            INCOME          (DEFICIT)         EQUITY
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2000             $          2.5    $        181.3    $          0.2   $          0.6    $        184.6
Comprehensive income:
   Net income                                         -                 -                 -              4.9               4.9
   Other comprehensive income
     net of tax:
       Unrealized gain on securities
       ($1.7 pretax)                                  -                 -               1.1                -               1.1
                                                                                                                --------------
   Comprehensive income                                                                                                    6.0
Return of capital                                     -              (0.4)                -                -              (0.4)
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2001                        2.5             180.9               1.3              5.5             190.2
Comprehensive income:
   Net loss                                           -                 -                 -           (105.1)           (105.1)
   Other comprehensive income
     net of tax:
       Unrealized gain on securities
       ($0.8 pretax)                                  -                 -               0.5                -               0.5
                                                                                                                --------------
   Comprehensive loss                                                                                                   (104.6)
   SERP - transfer                                    -               0.3                 -                -               0.3
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2002                        2.5             181.2               1.8            (99.6)             85.9
Comprehensive income:
   Net income                                         -                 -                 -              6.3               6.3
   Other comprehensive income
     net of tax:
       Unrealized gain on securities
         ($0.6 pretax)                                -                 -               0.4                -               0.4
                                                                                                                --------------
   Comprehensive income                                                                                                    6.7
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2003             $          2.5    $        181.2    $          2.2   $        (93.3)   $         92.6
                                         ==============    ==============    ==============   ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                            STATEMENTS OF CASH FLOWS
                                   (MILLIONS)

                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                        2003             2002             2001
                                                                    -------------    -------------    -------------
Cash Flows from Operating Activities:
   Net income (loss)                                                $         6.3    $      (105.1)   $         4.9
   Adjustments to reconcile net income (loss) to net cash
     provided by operating activities:
       Net amortization of discount on debt securities                        0.2                -                -
       Net realized capital (gain) losses                                    (2.3)             2.4             (0.9)
       (Increase) decrease in accrued investment income                       0.2              0.5             (0.4)
       (Increase) decrease in deferred policy acquisition costs               0.3             (0.4)             3.8
       (Increase) decrease in value of business acquired                      2.6             10.2                -
       Amortization of goodwill, net of adjustments                             -                -              2.6
       Goodwill impairment                                                      -            101.8                -
       Change in other assets and liabilities                                (6.7)             7.3              1.3
       Net change in amounts due to/from parent and affiliate                   -                -             (0.3)
       Provision for deferred income taxes                                    1.4              1.3              3.1
       Other, net                                                               -              0.1                -
                                                                    -------------    -------------    -------------
Net cash provided by operating activities                           $         2.0    $        18.1    $        14.1
                                                                    -------------    -------------    -------------

Cash Flows from Investing Activities:
   Proceeds from the sale of:
     Fixed maturities available for sale                                    192.0            117.2             67.6
     Short-term investments                                                     -                -              2.8
   Investment maturities and collections of:
     Fixed maturities available for sale                                     14.3             15.9             12.1
   Acquisition of investments:
     Fixed maturities available for sale                                   (210.3)          (128.1)           (71.3)
   Other, net                                                                (0.2)             0.7                -
                                                                    -------------    -------------    -------------
Net cash provided by (used for) investing activities                         (4.2)             5.7             11.2
                                                                    -------------    -------------    -------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                    7.7              8.0              6.3
   Maturities and withdrawals from insurance contracts                       (2.2)           (26.4)           (29.7)
   Return of capital                                                            -                -             (0.4)
   Transfers from (to) separate accounts                                     (3.7)             0.4            (11.2)
                                                                    -------------    -------------    -------------
Net cash provided by (used for) financing activities                          1.8            (18.0)           (35.0)
                                                                    -------------    -------------    -------------
Net increase (decrease) in cash and cash equivalents                         (0.4)             5.8             (9.7)
Cash and cash equivalents, beginning of period                                5.2             (0.6)             9.1
                                                                    -------------    -------------    -------------
Cash and cash equivalents, end of period                            $         4.8    $         5.2    $        (0.6)
                                                                    =============    =============    =============
Supplemental cash flow information:
   Income taxes (received) paid, net                                $         1.1    $        (1.3)   $         0.3
                                                                    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Insurance Company of America ("IICA," or the "Company"), formerly known as Aetna Insurance Company of America ("AICA"), is a provider of financial services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"). ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion") until March 30, 2003, which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion. As a result ILIAC is now a direct wholly-owned subsidiary of Lion.

     On December 13, 2000, ING America Insurance Holdings, Inc., ("ING AIH") an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     The Company has one operating segment, ING U.S. Financial Services ("USFS"), and all revenue reported by the Company comes from external customers.

     DESCRIPTION OF BUSINESS

     The Company principally offers annuity contracts to individuals on a qualified and non-qualified basis and to employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 408. The Company's products are offered primarily to individuals and employer-sponsored groups in the education market. The Company's products are generally sold through a managed network of broker/dealers and dedicated career agents.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $101.8 million. The Company, in accordance with FAS No. 142, recorded the

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                     YEAR ENDED
                                                                    DECEMBER 31,
     (MILLIONS)                                                         2001
                                                                    ------------
     Reported net income                                            $        4.9
     Add back goodwill amortization, net of tax                              2.6
                                                                    ------------
     Adjusted net income                                            $        7.5
                                                                    ============

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the (FASB) issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES-Deferral of the Effective Date of FASB Statement 133, FAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES - an Amendment of FASB No.133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the statements of income as part of realized capital gains and losses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that it has no investment or insurance products that require implementation of the guidance, and therefore, the guidance did not impact Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS," to clarify account and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46") . In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate, but in which it has a significant variable interest.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                          ASSET TYPE                                  PURPOSE            BOOK VALUE (1)    MARKET VALUE
     -------------------------------------------------------    --------------------    ---------------    ------------
     Private Corporate Securities - synthetic leases;
            project financings; credit tenant leases            Investment Holdings     $           3.0    $        3.1
     Commercial Mortgage Obligations (CMO)                      Investment Holdings                26.3            26.2
     Asset Backed Securities (ABS)                              Investment Holdings                 6.0             6.3
     Commercial Mortgage Backed Securities (CMBS)               Investment Holdings                 4.9             5.3

     (1)Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds. Realized capital gains and losses on all other investments are included in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Balance Sheet as "Securities pledged to creditors." The Company had no securities pledged to creditors at December 31, 2003 and 2002.

     The investment in affiliated mutual funds represents an investment in ING Investment Management ("IIM") managed mutual funds by the Company, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred policy acquisition costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENT ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)

     Balance at December 31, 2000                                    $     58.7
          Adjustment of allocation purchase price                          (7.6)
          Additions                                                         0.2
          Interest accrued at 7%                                            3.3
          Amortization                                                     (8.1)
                                                                     ----------
     Balance at December 31, 2001                                          46.5
          Adjustment for unrealized gain (loss)                            (2.1)
          Additions                                                         0.2
          Amortization                                                    (10.4)
                                                                     ----------
     Balance at December 31, 2002                                          34.2
          Adjustment for unrealized gain (loss)                             0.6
          Interest accrued at 7%                                            1.7
          Amortization                                                     (4.9)
                                                                     ----------
     Balance at December 31, 2003                                    $     31.6
                                                                     ==========

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $6.8 million, $5.4 million, $4.1 million, $3.2 million and $2.6 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $3.5 million before tax, or $2.3 million, net of $1.2 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $1.1 million before tax, or $0.7 million, net of $0.4 million of federal income tax expense.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 8.0% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Other Policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 8.7% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of policyholders, plan participants, and the Company.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, surrender expenses, and other fees are recorded as revenue as fee income. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     SEPARATE ACCOUNT

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such policyholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by its affiliates, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $3.3 million and $2.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 6.4% in 2003 and 3.0% to 7.3% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                         GROSS          GROSS
     2003                               AMORTIZED      UNREALIZED     UNREALIZED        FAIR
     (MILLIONS)                           COST           GAINS          LOSSES         VALUE
                                       ------------   ------------   ------------   ------------
     U.S. government and government
        agencies and authorities       $        7.6   $        0.4   $          -   $        8.0
     U.S. corporate securities:
        Public utilities                        4.1            0.1              -            4.2
        Other corporate securities             73.2            3.9            0.3           76.8
                                       ------------   ------------   ------------   ------------
     Total U.S. corporate securities           77.3            4.0            0.3           81.0
                                       ------------   ------------   ------------   ------------
     Foreign securities:
        Other                                   9.0            0.6              -            9.6
                                       ------------   ------------   ------------   ------------
     Total foreign securities                   9.0            0.6              -            9.6
                                       ------------   ------------   ------------   ------------
     Mortgage-backed securities                26.3            0.2            0.3           26.2
     Other asset-backed securities              7.7            0.6              -            8.3
                                       ------------   ------------   ------------   ------------
     Total fixed maturities            $      127.9   $        5.8   $        0.6   $      133.1
                                       ============   ============   ============   ============

     2002
     (MILLIONS)
     U.S. government and government
        agencies and authorities       $       27.9   $        1.1   $          -   $       29.0
     U.S. corporate securities:
        Public utilities                        6.2            0.2            0.2            6.2
        Other corporate securities             50.4            4.5            0.1           54.8
                                       ------------   ------------   ------------   ------------
     Total U.S. corporate securities           56.6            4.7            0.3           61.0
                                       ------------   ------------   ------------   ------------
     Foreign securities:
        Other                                   8.4            0.7              -            9.1
                                       ------------   ------------   ------------   ------------
     Ttoal foreign securities                   8.4            0.7              -            9.1
                                       ------------   ------------   ------------   ------------
     Mortgage-backed securities                22.0            1.3              -           23.3
     Other assets-backed securities             6.7            0.5              -            7.2
                                       ------------   ------------   ------------   ------------
     Total fixed maturities            $      121.6   $        8.3   $        0.3   $      129.6
                                       ============   ============   ============   ============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003 and 2002, net unrealized appreciation of $5.2 million and $8.0 million, respectively, on available-for-sale fixed maturities (including fixed maturities pledged to creditors in 2002) included $5.1 million and $7.3 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                                      UNREALIZED        FAIR
     (MILLIONS)                                                          LOSS          VALUE
                                                                     ------------   ------------
     Duration category:
       Less than six months below cost                               $        0.1   $       16.4
       More than six months and less than twelve months below cost            0.5           29.4
                                                                     ------------   ------------
     Fixed maturities                                                $        0.6   $       45.8
                                                                     ============   ============

     The losses more than 6 months and less than 12 months in duration of $0.5 million are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                       AMORTIZED        FAIR
     (MILLIONS)                                                           COST         VALUE
                                                                     ------------   ------------
     Due to mature:
       One year or less                                              $        8.2   $        8.5
       After one year through five years                                     42.2           44.4
       After five years through ten years                                    28.2           28.9
       After ten years                                                       10.4           11.5
       Mortgage-backed securities                                            33.0           33.5
       Other asset-backed securities                                          5.9            6.3
                                                                     ------------   ------------
     Fixed maturities                                                $      127.9   $      133.1
                                                                     ============   ============

     At December 31, 2003 and 2002, fixed maturities with fair values of $6.7 million and $6.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have investments in equity securities at December 31, 2003 or 2002.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS. FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     CASH AND CASH EQUIVALENTS: The carrying amounts for these assets approximate the assets' fair value.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                   2003                         2002
                                        ---------------------------   ---------------------------
                                          CARRYING         FAIR          CARRYING        FAIR
     (MILLIONS)                            VALUE          VALUE           VALUE         VALUE
                                        ------------   ------------   ------------   ------------
     Assets:
       Fixed maturities                 $      133.1   $      133.1   $      129.6   $      129.6
       Cash and cash equivalents                 4.8            4.8            5.2            5.2
     Investment contract liabilities:
       With a fixed maturity                     1.6            1.5            1.4            1.4
       Without a fixed maturity                 17.6           17.6           12.6           12.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                              2003             2002             2001
                                        --------------   --------------   --------------
     Fixed maturities                   $          7.4   $          7.9   $          8.9
     Cash equivalents                                -              0.1              0.5
     Other                                           -                -              1.0
                                        --------------   --------------   --------------
     Gross investment income                       7.4              8.0             10.4
     Less: investment expenses                     0.8              1.3              0.5
                                        --------------   --------------   --------------
     Net investment income              $          6.6   $          6.7   $          9.9
                                        ==============   ==============   ==============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Net investment income includes amounts allocable to experience rated policyholders of $5.7 million, $2.8 million and $7.3 million, for the years ended December 31, 2003, 2002 and 2001, respectively. Interest credited to policyholders is included in current and future benefits.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003 and 2002.

     The Insurance Departments of the State of Florida and the State of Connecticut (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles accepted in the United States of America. Statutory net income was $5.0 million, $2.5 million and $1.1 million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $68.3 million and $63.7 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains of $1.6 million, $1.7 million and $1.3 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in Other policyholders' funds on the Balance Sheets. Net unamortized gains (losses) allocable to experienced rated policyholders were $1.3 million, $0.1 million and $(1.1) million at December 31, 2003, 2002 and 2001, respectively.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related policyholders) were as follows:

                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Proceeds on sales                             $        192.0   $        117.2   $         67.6
     Gross gains                                              4.4              0.6              0.9
     Gross losses                                             2.1              3.0                -

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated policyholders) were as follows:

                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Fixed maturities                              $         (0.6)  $          0.4   $            -
     Equity securities                                          -                -              0.1
     Other                                                    1.2              0.4              1.6
                                                   --------------   --------------   --------------
        Subtotal                                              0.6              0.8              1.7
     Less: Increase in deferred income taxes                  0.2              0.3              0.6
                                                   --------------   --------------   --------------
     Net changes in accumulated
        other comprehensive income                 $          0.4   $          0.5   $          1.1
                                                   ==============   ==============   ==============

     Net unrealized capital gains allocable to experience-rated contracts of $5.1 million and $7.3 million at December 31, 2003 and 2002, respectively, are reflected on the Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated policyholders:

                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Net unrealized capital gains:
     Fixed maturities                              $          0.1   $          0.7   $          0.3
     Other                                                    3.3              2.1              1.7
                                                   --------------   --------------   --------------
                                                              3.4              2.8              2.0
     Less: deferred income taxes                              1.2              1.0              0.7
                                                   --------------   --------------   --------------
     Net accumulated other comprehensive income    $          2.2   $          1.8   $          1.3
                                                   ==============   ==============   ==============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated policyholders) were as follows:

                                                     YEAR ENDED       YEAR ENDED,      YEAR ENDED,
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Unrealized holding gains arising during
        the year (1)                               $          0.6   $          0.8   $          1.7
     Less: reclassification adjustment for gains
        and other items included in net
        income (2)                                            0.2              0.3              0.6
                                                   --------------   --------------   --------------
     Net unrealized gains on securities            $          0.4   $          0.5   $          1.1
                                                   ==============   ==============   ==============

     (1) Pretax unrealized holding gains arising during the year were $0.9 million, $1.3 million and $2.6 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains and other items included in net income were $0.3 million, $0.5 million and $0.9 million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   INCOME TAXES

     The Company files a consolidated federal income tax return with its parent, ILIAC. The Company has a tax allocation agreement with ILIAC whereby the Company is charged by its parent for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     (MILLIONS)                                         2003              2002              2001
                                                   --------------    --------------    --------------
     Current taxes (benefits):
       Federal                                     $         (0.1)   $         (1.4)   $          1.6
       State                                                    -               0.2                 -
       Net realized capital gains                             0.9               0.5               0.2
                                                   --------------    --------------    --------------
     Total current taxes (benefits)                           0.8              (0.7)              1.8
                                                   --------------    --------------    --------------
     Deferred taxes (benefits):
       Federal                                                1.3               0.1               1.8
       Net realized capital gains (losses)                   (0.1)             (1.4)              0.1
                                                   --------------    --------------    --------------
     Total deferred taxes (benefits)                          1.2              (1.3)              1.9
                                                   --------------    --------------    --------------
     Total                                         $          2.0    $         (2.0)   $          3.7
                                                   ==============    ==============    ==============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                     YEAR ENDED         YEAR ENDED,        YEAR ENDED,
                                                    DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
     (MILLIONS)                                         2003               2002               2001
                                                   --------------     --------------     --------------
     Income (loss) before income taxes and
       cumulative effect of change in accounting
       principle                                   $          8.3     $         (5.3)    $          8.6
     Tax rate                                                  35%                35%                35%
                                                   --------------     --------------     --------------
     Application of the tax rate                              2.9               (1.9)               3.0
     Tax effect of:
       State income tax, net of federal benefit                 -                0.1                  -
       Excludable dividends                                  (0.6)              (0.3)              (0.2)
       Goodwill amortization                                    -                  -                0.9
       Other, net                                            (0.3)               0.1                  -
                                                   --------------     --------------     --------------
     Income taxes (benefits)                       $          2.0     $         (2.0)    $          3.7
                                                   ==============     ==============     ==============

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                             2003              2002
                                                                      --------------     --------------
     Deferred tax assets:
       Insurance reserves                                             $          2.9     $          5.4
       Deferred policy acquisition costs                                         1.4                1.9
       Unrealized gains allocable to experience-rated contracts                  1.8                2.5
       Guaranty fund assessments                                                 0.1                0.1
       Other                                                                     0.6                0.1
                                                                      --------------     --------------
     Total gross assets                                                          6.8               10.0
                                                                      --------------     --------------
     Deferred tax liabilities:
       Value of business acquired                                               11.0               12.7
       Net unrealized capital gains                                              3.6                3.5
       Other                                                                     0.1                0.1
                                                                      --------------     --------------
     Total gross liabilities                                                    14.7               16.3
                                                                      --------------     --------------
     Net deferred tax liability                                       $          7.9     $          6.3
                                                                      ==============     ==============

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

8.   BENEFIT PLANS

     The Company utilizes the employees of ING and its affiliates, primarily ILIAC. Benefit charges to the Company for the years ended December 31, 2003, 2002 and 2001were not significant. There were no pension benefit charges allocated to the Company from the ING Americas Retirement Plan for 2003, 2002 or 2001. During 2003, the Company was not allocated charges related to the Supplemental ING Retirement Plan for Aetna Financial Services that covers certain employees of ING Life Insurance Company of America and its affiliates. During 2002, liabilities totaling $0.3 million were allocated to the Company related to the SERP. During 2003, 2002 or 2001, there were no matching contribution charges allocated to the Company from the ING Americas Savings Plan and ESOP.

9.   RELATED PARTY TRANSACTIONS

     RECIPROCAL LOAN AGREEMENT

     The Company maintains a revolving loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, IICA can borrow up to 0.5% of its statutory admitted assets as of the prior December 31 from ING AIH. Interest on any IICA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, IICA incurred an immaterial amount of interest expense for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003 and 2002, IICA did not have any outstanding borrowings from ING AIH under this agreement.

     CAPITAL TRANSACTIONS

     The Company did not receive capital contributions in 2003, 2002 or 2001.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

10.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     The Company occupies space that is leased by ILIAC or other affiliates. Expenses associated with these offices are allocated on a direct and indirect basis to the Company. Under the lease agreements, the Company incurred an immaterial amount of rent expense for the years ended December 31, 2003, 2002 and 2001, respectively.

     COMMITMENTS

     At December 31, 2003 and 2002, the Company had no commitments or contingent liabilities.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systematic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of ReliaStar Life Insurance Company ("ReliaStar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by ReliaStar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not received special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

     QUARTERLY DATA (UNAUDITED)

     Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

     The following tables show the previously reported and restated amounts for each of the periods affected.

                                                      FIRST     SECOND     THIRD     FOURTH
                                                    --------   --------   -------   --------
     AS REPORTED
     2003 MILLIONS
     Total revenue                                  $    4.7   $    5.7   $   3.8   $    1.4
                                                    --------   --------   -------   --------
     Income from continuing operations
       before income taxes                               0.2        3.5       2.9        1.7
     Less: Income tax expense                              -        0.8       0.7        0.5
                                                    --------   --------   -------   --------
     Income from continuing operations                   0.2        2.7       2.2        1.2
                                                    --------   --------   -------   --------
     Net income                                     $    0.2   $    2.7   $   2.2   $    1.2
                                                    ========   ========   =======   ========

                                                      FIRST    SECOND*     THIRD*    FOURTH
                                                    --------   --------   --------  --------
     AS RESTATED
     2003 MILLIONS
     Total revenue                                  $    4.7   $    5.0   $   3.8   $    2.1
                                                    --------   --------   -------   --------
     Income from continuing operations
       before income taxes                               0.2        2.8       3.0        2.3
     Less: Income tax expense                              -        0.5       0.8        0.7
                                                    --------   --------   -------   --------
     Income from continuing operations                   0.2        2.3       2.2        1.6
                                                    --------   --------   -------   --------
     Net income                                     $    0.2   $    2.3   $   2.2   $    1.6
                                                    ========   ========   =======   ========

                                                      FIRST     SECOND     THIRD     FOURTH
                                                    --------   --------   -------   --------
     2002 MILLIONS
     Total revenue                                  $    4.8   $    3.7   $   3.2   $    1.1
                                                    --------   --------   -------   --------
     Income (loss) from continuing operations
       before income taxes                               0.5       (1.4)     (3.4)      (1.0)
     Less: Income tax expense (benefit)                  0.1       (0.5)     (1.2)      (0.4)
                                                    --------   --------   -------   --------
     Income (loss) from continuing operations            0.4       (0.9)     (2.2)      (0.6)
                                                    --------   --------   -------   --------
     Cumulative effect of change in accounting
       principle                                      (101.8)         -         -          -
                                                    --------   --------   -------   --------
     Net income (loss)                              $ (101.4)  $   (0.9)  $  (2.2)  $   (0.6)
                                                    ========   ========   =======   ========

     * Restated

FINANCIAL STATEMENTS
ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                   1

Audited Financial Statements

Statements of Assets and Liabilities             3
Statements of Operations                        15
Statements of Changes in Net Assets             27
Notes to Financial Statements                   42

                         Report of Independent Auditors

The Board of Directors and Participants
ING Insurance Company of America

We have audited the accompanying statements of assets and liabilities of ING Insurance Company of America Variable Annuity Account I (the "Account") comprised of the following as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
  Alger American Balanced Portfolio
  Alger American Income & Growth Portfolio
  Alger American Leveraged AllCap Portfolio
American Century(R) Investments:
  American Century(R) VP Balanced Fund
  American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
  Federated American Leaders Fund II
  Federated Capital Income Fund II
  Federated Equity Income Fund II
  Federated Fund for US Government Securities II
  Federated Growth Strategies Fund II
  Federated High Income Bond Fund II
  Federated International Equity Fund II
  Federated Prime Money Fund II
Fidelity(R) Investments Variable Insurance Products Funds:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class
Fidelity(R) Investments Variable Insurance Products Funds (continued):
  Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class
  Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class
  Fidelity(R) VIP Index 500 Portfolio - Initial Class
  Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
  Fidelity(R) VIP Overseas Portfolio - Initial Class
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Partners, Inc.:
 ING JPMorgan Fleming International Portfolio - Initial Class
 ING MFS Capital Opportunities Portfolio - Initial Class
 ING MFS Research Equity Portfolio - Initial Class

  ING Salomon Brothers Aggressive Growth Portfolio - I Class ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
  ING VP Global Science and Technology Portfolio - Class R ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R
  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R

Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
  Janus Aspen Series MidCap Growth Portfolio - Institutional Shares Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
MFS(R) Variable Insurance Trust:
  MFS (R) Global Governments Series
  MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA(R)
  Oppenheimer Global Securities Fund/VA(R)
  Oppenheimer Main Street Fund/VA(R)
  Oppenheimer Strategic Bond Fund/VA(R)

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Insurance Company of America Variable Annuity Account I at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                              AIM V.I.          AIM V.I.                             AIM V.I.          ALGER
                                               CAPITAL            CORE            AIM V.I.           PREMIER          AMERICAN
                                            APPRECIATION         EQUITY            GROWTH            EQUITY           BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $            12   $         2,525   $         1,735   $         2,269   $           630
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                            12             2,525             1,735             2,269               630
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $            12   $         2,525   $         1,735   $         2,269   $           630
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS

Accumulation units                         $            12   $         2,519   $         1,735   $         2,269   $           630
Contracts in payout (annuitization)
  period                                                 -                 6                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $            12   $         2,525   $         1,735   $         2,269   $           630
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                                 -                 -                 -                 -        31,991.510
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       1,523.174       334,092.812       342,284.481       335,649.930                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $             -   $             -   $             -   $             -   $         19.68
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          7.69   $          7.54   $          5.07   $          6.76    $            -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                     550           120,570           117,018           112,160            47,841
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $            11   $         2,326   $         1,970   $         2,244   $           608
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                ALGER             ALGER
                                              AMERICAN          AMERICAN          AMERICAN          AMERICAN           CALVERT
                                              INCOME &          LEVERAGED       CENTURY(R) VP     CENTURY(R) VP        SOCIAL
                                               GROWTH            ALLCAP           BALANCED        INTERNATIONAL       BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         1,668   $         1,660   $           177   $           532   $           424
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         1,668             1,660               177               532               424
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         1,668   $         1,660   $           177   $           532   $           424
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         1,668   $         1,660   $           177   $           532   $           424
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Total net assets                           $         1,668   $         1,660   $           177   $           532   $           424
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                        83,540.847        86,536.893        11,553.011        37,608.447        26,484.251
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -                 -        11,186.741
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -            30.339
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         19.97   $         19.18   $         15.31   $         14.15   $         11.30
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $             -   $         11.16
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $          9.49
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 178,048            59,088            26,243            82,762           241,413
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         1,783   $         1,749   $           166   $           534   $           402
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                                    FEDERATED
                                              FEDERATED         FEDERATED         FEDERATED        FUND FOR US        FEDERATED
                                              AMERICAN           CAPITAL           EQUITY          GOVERNMENT          GROWTH
                                               LEADERS           INCOME            INCOME          SECURITIES        STRATEGIES
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS

Investments in mutual funds
  at fair value                            $        81,925   $         8,126   $        17,322   $         5,051   $        20,317
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        81,925             8,126            17,322             5,051            20,317
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        81,925   $         8,126   $        17,322   $         5,051   $        20,317
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        81,820   $         8,084   $        17,253   $         5,051   $        20,317
Contracts in payout (annuitization)
  period                                               105                42                69                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        81,925   $         8,126   $        17,322   $         5,051   $        20,317
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                     3,991,201.314       682,152.535     1,398,095.659       334,707.890     1,078,968.810
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         20.50   $         11.85   $         12.34   $         15.09   $         18.83
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares               4,289,270           962,766         1,428,001           429,120         1,115,705
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        83,709   $        11,885   $        18,971   $         4,943   $        23,752
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                              FEDERATED
                                                HIGH            FEDERATED         FEDERATED        FIDELITY(R)       FIDELITY(R)
                                               INCOME         INTERNATIONAL         PRIME           VIP ASSET            VIP
                                                BOND             EQUITY             MONEY          MANAGER(SM)      CONTRAFUND(R)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        14,508   $        11,757   $         3,768   $         5,491   $        26,252
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        14,508            11,757             3,768             5,491            26,252
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        14,508   $        11,757   $         3,768   $         5,491   $        26,252
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        14,493   $        11,725   $         3,768   $         5,491   $        26,252
Contracts in payout (annuitization)
  period                                                15                32                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        14,508   $        11,757   $         3,768   $         5,491   $        26,252
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       981,944.355       833,333.358       306,102.439       264,759.250     1,061,456.874
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -       104,394.940       284,305.610
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -         3,463.134
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         14.76   $         14.07   $         12.31   $         16.18   $         20.96
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $         11.56   $         13.96
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $         10.12
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares               1,815,820         1,014,444         3,768,121           379,710         1,134,980
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        14,233   $        18,480   $         3,768   $         5,141   $        23,008
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        6
q

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                                                     FIDELITY(R)
                                             FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)           VIP
                                             VIP EQUITY-           VIP            VIP HIGH             VIP           INVESTMENT
                                               INCOME            GROWTH            INCOME           INDEX 500        GRADE BOND
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        38,898   $        29,686   $        12,642   $        25,584   $           636
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        38,898            29,686            12,642            25,584               636
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        38,898   $        29,686   $        12,642   $        25,584   $           636
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        38,898   $        29,686   $        12,583   $        25,584   $           636
Contracts in payout (annuitization)
  period                                                 -                 -                59                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        38,898   $        29,686   $        12,642   $        25,584   $           636
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                     1,817,918.203       979,747.458       799,712.724     1,196,859.365        40,804.748
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                      477,417.444       237,777.167       416,391.843       275,998.436                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       2,968.601     1,539,831.617                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         18.22   $         15.97   $         11.34   $         18.83   $         15.58
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         12.03   $         11.64   $          8.44   $         11.04   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $         10.76   $          7.32   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares               1,678,074           956,374         1,818,976           202,837            46,574
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        34,891   $        27,728   $        10,996   $        23,291   $           588
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                             FIDELITY(R)                                             ING VP            ING VP
                                                 VIP             ING VP            ING VP           EMERGING            MONEY
                                              OVERSEAS          BALANCED            BOND             MARKETS           MARKET
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         3,114   $        13,216   $        11,032   $           190   $        19,909
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         3,114            13,216            11,032               190            19,909
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         3,114   $        13,216   $        11,032   $           190   $        19,909
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         3,114   $        13,160   $        11,014   $           190   $        19,906
Contracts in payout (annuitization)
  period                                                 -                56                18                 -                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $         3,114   $        13,216   $        11,032   $           190   $        19,909
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       192,718.758       240,188.138       585,875.052        19,648.196     1,135,319.877
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                       48,865.050       100,167.739       156,673.275                 -       309,033.830
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -       751,613.863                 -                 -       186,027.340
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         13.56   $         17.64   $         15.17   $          9.65   $         12.58
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         10.24   $         12.25   $         13.57   $             -   $         11.60
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $         10.24   $             -   $             -   $         10.96
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 199,721         1,057,311           779,654            28,815         1,538,874
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         2,670   $        12,244   $        10,557   $           165   $        19,851
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                  ING                                                ING SALOMON
                                               ING VP           JPMORGAN           ING MFS           ING MFS          BROTHERS
                                               NATURAL           FLEMING           CAPITAL          RESEARCH         AGGRESSIVE
                                              RESOURCES       INTERNATIONAL     OPPORTUNITIES        EQUITY            GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $           423   $         1,701   $         3,225   $         7,314   $        11,703
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                           423             1,701             3,225             7,314            11,703
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $           423   $         1,701   $         3,225   $         7,314   $        11,703
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $           423   $         1,694   $         3,191   $         7,314   $        11,699
Contracts in payout (annuitization)
  period                                                 -                 7                34                 -                 4
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $           423   $         1,701   $         3,225   $         7,314   $        11,703
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                        28,345.408       127,224.614       206,429.555       739,569.277     1,184,775.466
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -        32,475.836        83,398.456        88,443.815       123,869.863
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -         2,517.808
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         14.94   $         10.71   $         11.16   $          8.74   $          9.03
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $         10.19   $         10.64   $          9.61   $          7.96
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $          5.63
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                  26,769           162,442           133,207           969,997           321,422
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $           363   $         1,515   $         2,917   $         7,663   $        10,315
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                 ING             ING VP            ING VP            ING VP
                                            T. ROWE PRICE       STRATEGIC         STRATEGIC         STRATEGIC          ING VP
                                               GROWTH          ALLOCATION        ALLOCATION        ALLOCATION        GROWTH AND
                                               EQUITY           BALANCED           GROWTH            INCOME            INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        19,372   $         1,035   $         1,094   $         1,648   $        11,684
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        19,372             1,035             1,094             1,648            11,684
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        19,372   $         1,035   $         1,094   $         1,648   $        11,684
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        19,273   $         1,035   $         1,094   $         1,631   $        11,612
Contracts in payout (annuitization)
  period                                                99                 -                 -                17                72
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        19,372   $         1,035   $         1,094   $         1,648   $        11,684
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       992,016.257        63,657.820        64,272.921        97,343.275       624,676.734
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                      117,552.114         6,167.714         9,773.977        11,808.194       347,069.255
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       5,630.668                 -                 -                 -         4,757.326
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         17.89   $         15.22   $         15.47   $         15.35   $         13.88
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         12.53   $         10.73   $         10.18   $         11.61   $          8.38
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          9.42   $             -   $             -   $             -   $          7.04
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 427,173            80,990            82,117           133,900           639,173
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        18,489   $           943   $           940   $         1,555   $         9,734
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                               ING VP
                                               GLOBAL                              ING VP            ING VP            ING VP
                                             SCIENCE AND         ING VP          INDEX PLUS        INDEX PLUS        INDEX PLUS
                                             TECHNOLOGY          GROWTH           LARGECAP           MIDCAP           SMALLCAP
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         2,897   $         3,073   $        16,152   $            63   $            37
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         2,897             3,073            16,152                63                37
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         2,897   $         3,073   $        16,152   $            63   $            37
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         2,897   $         2,978   $        15,974   $            63   $            37
Contracts in payout (annuitization)
  period                                                 -                95               178                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $         2,897   $         3,073   $        16,152   $            63   $            37
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       410,634.869        72,286.886       279,206.738                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                       51,590.301        31,978.013       113,491.702                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                     321,623.656       263,565.060     1,245,689.921         4,399.190         2,688.431
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $          3.67   $         13.36   $         16.78   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $          3.69   $          9.78   $         11.33   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          3.73   $          6.45   $          8.03   $         14.31   $         13.85
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 748,593           344,158         1,192,894             4,025             2,754
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         2,459   $         2,956   $        14,359   $            53   $            32
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                                                     JANUS ASPEN
                                               ING VP            ING VP            ING VP          JANUS ASPEN         SERIES
                                            INTERNATIONAL         SMALL             VALUE            SERIES           FLEXIBLE
                                               EQUITY            COMPANY         OPPORTUNITY        BALANCED           INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $           492   $        15,188   $         3,076   $        14,592   $         5,518
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                           492            15,188             3,076            14,592             5,518
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $           492   $        15,188   $         3,076   $        14,592   $         5,518
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $           492   $        14,828   $         3,076   $        14,592   $         5,518
Contracts in payout (annuitization)
  period                                                 -               360                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $           492   $        15,188   $         3,076   $        14,592   $         5,518
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                        39,138.445       409,801.348       146,198.573       524,993.138       268,994.057
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                        4,009.200       109,954.128        53,100.314       182,266.204        73,030.313
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                      20,880.256       420,711.582         5,002.068         2,724.418                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $          8.08   $         19.42   $         16.37   $         22.53   $         16.82
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $          8.15   $         14.00   $         12.01   $         15.01   $         13.61
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          6.87   $         12.67   $          9.08   $         10.29   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                  65,213           868,901           254,671           634,985           441,827
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $           431   $        13,050   $         3,194   $        14,217   $         5,437
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                               JANUS ASPEN       JANUS ASPEN
                                             JANUS ASPEN         SERIES            SERIES            MFS(R)            MFS(R)
                                               SERIES            MIDCAP           WORLDWIDE          GLOBAL             TOTAL
                                               GROWTH            GROWTH            GROWTH          GOVERNMENT          RETURN
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         9,545   $        10,449   $        28,342   $         1,384   $        18,622
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         9,545            10,449            28,342             1,384            18,622
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         9,545   $        10,449   $        28,342   $         1,384   $        18,622
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         9,451   $        10,449   $        28,239   $         1,384   $        18,622
Contracts in payout (annuitization)
  period                                                94                 -               103                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $         9,545   $        10,449   $        28,342   $         1,384   $        18,622
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       489,456.366       413,521.792     1,214,064.103        91,007.125       866,683.210
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                      126,620.012        65,811.125       260,931.603        16,101.122       235,755.069
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       4,783.793       770,185.288       318,194.431                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         16.46   $         14.12   $         18.99   $         12.97   $         17.79
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         10.76   $         11.06   $         11.16   $         12.66   $         13.59
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          6.61   $          5.04   $          7.14   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 496,347           488,249         1,097,669           125,608           951,083
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         8,426   $         8,274   $        26,805   $         1,334   $        17,779
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                             OPPENHEIMER       OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                             AGGRESSIVE          GLOBAL             MAIN            STRATEGIC
                                               GROWTH          SECURITIES          STREET             BOND
                                           ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         4,366   $        14,349   $         7,918   $         8,115
                                           ---------------   ---------------   ---------------   ---------------

Total assets                                         4,366            14,349             7,918             8,115
                                           ---------------   ---------------   ---------------   ---------------

Net assets                                 $         4,366   $        14,349   $         7,918   $         8,115
                                           ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         4,366   $        14,349   $         7,888   $         7,983
Contracts in payout (annuitization)
  period                                                 -                 -                30               132
                                           ---------------   ---------------   ---------------   ---------------

Total net assets                           $         4,366   $        14,349   $         7,918   $         8,115
                                           ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       274,711.625       331,982.730       465,038.770       354,743.823
                                           ===============   ===============   ===============   ===============

  IICA II                                       81,903.597        63,441.883       206,572.713        76,974.002
                                           ===============   ===============   ===============   ===============

  IICA III                                               -       560,076.802                 -       143,623.627
                                           ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         12.80   $         19.74   $         12.63   $         14.29
                                           ===============   ===============   ===============   ===============

  IICA II                                  $         10.38   $         16.77   $          9.75   $         13.23
                                           ===============   ===============   ===============   ===============

  IICA III                                 $             -   $         12.02   $             -   $         13.20
                                           ===============   ===============   ===============   ===============

Total number of mutual fund shares                 118,945           572,144           412,371         1,607,024
                                           ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         4,023   $        12,220   $         7,049   $         7,302
                                           ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               AIM V.I.          AIM V.I.                            AIM V.I.          ALGER
                                               CAPITAL            CORE             AIM V.I.          PREMIER          AMERICAN
                                            APPRECIATION         EQUITY            GROWTH            EQUITY           BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $            22   $             -   $             6   $            15
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  -                22                 -                 6                15

Expenses:
  Mortality and expense risk and
    other charges                                        -                20                14                18                10
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                           -                20                14                18                10
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                             -                 2               (14)              (12)                5

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  -               (16)              (57)              (37)              (12)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on
  investments and capital gains
  distributions                                          -               (16)              (57)              (37)              (12)

Net unrealized appreciation
  (depreciation) of investments                          2               456               455               458               118
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $             2   $           442   $           384   $           409   $           111
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                ALGER             ALGER
                                              AMERICAN          AMERICAN          AMERICAN          AMERICAN           CALVERT
                                              INCOME &          LEVERAGED       CENTURY(R) VP     CENTURY(R) VP        SOCIAL
                                               GROWTH            ALLCAP           BALANCED        INTERNATIONAL       BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             5       $         -   $             7   $             4   $             8
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  5                 -                 7                 4                 8

Expenses:
  Mortality and expense risk and
    other charges                                       22                22                 3                 7                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                          22                22                 3                 7                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           (17)              (22)                4                (3)                5

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (57)              (69)               (6)              (12)               (5)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on
  investments and capital gains
  distributions                                        (57)              (69)               (6)              (12)               (5)

Net unrealized appreciation
  (depreciation) of investments                        456               525                37               116                46
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           382   $           434   $            35   $           101   $            46
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    FEDERATED
                                              FEDERATED         FEDERATED         FEDERATED        FUND FOR US        FEDERATED
                                              AMERICAN           CAPITAL           EQUITY          GOVERNMENT          GROWTH
                                               LEADERS           INCOME            INCOME          SECURITIES        STRATEGIES
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $         1,219   $           551   $           305   $           266   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                              1,219               551               305               266                 -

Expenses:
  Mortality and expense risk and
    other charges                                    1,079               115               220                93               258
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                       1,079               115               220                93               258
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           140               436                85               173              (258)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (83)           (1,603)             (754)              185              (508)
Capital gains distributions                              -                 -                 -                34                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on
  investments and capital gains
  distributions                                        (83)           (1,603)             (754)              219              (508)

Net unrealized appreciation
  (depreciation) of investments                     17,650             2,557             4,254              (336)            6,710
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $        17,707   $         1,390   $         3,585   $            56   $         5,944
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)0

                                              FEDERATED
                                                HIGH            FEDERATED         FEDERATED        FIDELITY(R)       FIDELITY(R)
                                               INCOME         INTERNATIONAL         PRIME           VIP ASSET            VIP
                                                BOND             EQUITY             MONEY          MANAGER(SM)      CONTRAFUND(R)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $         1,119   $             -   $            34   $           184   $           107
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                              1,119                 -                34               184               107

Expenses:
  Mortality and expense risk and
    other charges                                      209               152                68                69               319
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         209               152                68                69               319
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           910              (152)              (34)              115              (212)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments             (1,190)           (1,002)                -              (101)             (629)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                   (1,190)           (1,002)                -              (101)             (629)

Net unrealized appreciation
  (depreciation) of investments                      3,035             4,002                 -               725             6,359
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         2,755   $         2,848   $           (34)  $           739   $         5,518
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     FIDELITY(R)
                                             FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)           VIP
                                             VIP EQUITY-           VIP            VIP HIGH             VIP           INVESTMENT
                                               INCOME            GROWTH            INCOME           INDEX 500        GRADE BOND
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           610   $            63   $           587   $           314   $            26
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                610                63               587               314                26

Expenses:
  Mortality and expense risk and
    other charges                                      467               308               138               303                 9
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         467               308               138               303                 9
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           143              (245)              449                11                17

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments             (2,114)           (1,692)              230            (1,318)                6
Capital gains distributions                              -                 -                 -                 -                 9
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                   (2,114)           (1,692)              230            (1,318)               15

Net unrealized appreciation
  (depreciation) of investments                     10,601             8,665             1,503             6,501                (8)
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         8,630   $         6,728   $         2,182   $         5,194   $            24
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                             FIDELITY(R)                                             ING VP            ING VP
                                                 VIP             ING VP            ING VP           EMERGING            MONEY
                                              OVERSEAS          BALANCED            BOND             MARKETS           MARKET
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $            20   $           226   $           245   $             -   $           579
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                 20               226               245                 -               579

Expenses:
  Mortality and expense risk and
    other charges                                       32               131               196                 2               386
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                          32               131               196                 2               386
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           (12)               95                49                (2)              193

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (150)             (138)              445                (6)             (271)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                     (150)             (138)              445                (6)             (271)

Net unrealized appreciation
  (depreciation) of investments                        991             1,864               164                72               (48)
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           829   $         1,821   $           658   $            64   $          (126)
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   ING                                               ING SALOMON
                                               ING VP           JPMORGAN           ING MFS           ING MFS          BROTHERS
                                               NATURAL           FLEMING           CAPITAL          RESEARCH         AGGRESSIVE
                                              RESOURCES       INTERNATIONAL     OPPORTUNITIES        EQUITY            GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $            16   $             7   $            41   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  -                16                 7                41                 -

Expenses:
  Mortality and expense risk and
    other charges                                        5                21                49                96               148
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                           5                21                49                96               148
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                            (5)               (5)              (42)              (55)             (148)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 (6)              (74)             (824)             (479)           (1,192)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                       (6)              (74)             (824)             (479)           (1,192)

Net unrealized appreciation
  (depreciation) of investments                        106               466             1,649             1,954             4,569
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $            95   $           387   $           783   $         1,420   $         3,229
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING              ING VP            ING VP            ING VP
                                            T. ROWE PRICE       STRATEGIC         STRATEGIC         STRATEGIC          ING VP
                                               GROWTH          ALLOCATION        ALLOCATION        ALLOCATION        GROWTH AND
                                               EQUITY           BALANCED           GROWTH            INCOME            INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $            27   $             9   $            10   $            38   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                 27                 9                10                38                 -

Expenses:
  Mortality and expense risk and
    other charges                                      239                10                14                22               147
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         239                10                14                22               147
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                          (212)               (1)               (4)               16              (147)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (520)              (43)              (74)              (39)           (1,227)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                     (520)              (43)              (74)              (39)           (1,227)

Net unrealized appreciation
  (depreciation) of investments                      5,126               172               297               212             3,728
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         4,394   $           128   $           219   $           189   $         2,354
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               ING VP
                                               GLOBAL                              ING VP            ING VP            ING VP
                                             SCIENCE AND         ING VP          INDEX PLUS        INDEX PLUS        INDEX PLUS
                                             TECHNOLOGY          GROWTH           LARGECAP           MIDCAP           SMALLCAP
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $             -   $           143   $             -   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  -                 -               143                 -                 -

Expenses:
  Mortality and expense risk and
    other charges                                       19                32               152                 1                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                          19                32               152                 1                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           (19)              (32)               (9)               (1)                -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 76              (156)             (609)                -                 -
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                       76              (156)             (609)                -                 -

Net unrealized appreciation
  (depreciation) of investments                        504               877             3,634                15                10
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           561   $           689   $         3,016   $            14   $            10
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                    JANUS ASPEN
                                               ING VP            ING VP            ING VP          JANUS ASPEN         SERIES
                                            INTERNATIONAL         SMALL             VALUE            SERIES           FLEXIBLE
                                               EQUITY            COMPANY         OPPORTUNITY        BALANCED           INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             4   $            29   $            25   $           341   $           323
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  4                29                25               341               323

Expenses:
  Mortality and expense risk and
    other charges                                        5               140                42               225               110
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                           5               140                42               225               110
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                            (1)             (111)              (17)              116               213

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (17)             (774)             (288)             (361)              403
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                      (17)             (774)             (288)             (361)              403

Net unrealized appreciation
  (depreciation) of investments                        121             4,387               931             2,114              (221)
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           103   $         3,502   $           626   $         1,869   $           395
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                               JANUS ASPEN       JANUS ASPEN
                                             JANUS ASPEN         SERIES            SERIES            MFS(R)            MFS(R)
                                               SERIES            MIDCAP           WORLDWIDE          GLOBAL             TOTAL
                                               GROWTH            GROWTH            GROWTH          GOVERNMENT          RETURN
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             8   $             -   $           310   $            93   $           324
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  8                 -               310                93               324

Expenses:
  Mortality and expense risk and
    other charges                                      132               112               388                23               250
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         132               112               388                23               250
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                          (124)             (112)              (78)               70                74

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (989)              406            (2,258)               50              (342)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                     (989)              406            (2,258)               50              (342)

Net unrealized appreciation
  (depreciation) of investments                      3,597             2,243             7,933                 3             2,779
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         2,484   $         2,537   $         5,597   $           123   $         2,511
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 OPPENHEIMER      OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                  AGGRESSIVE         GLOBAL            MAIN          STRATEGIC
                                                    GROWTH         SECURITIES         STREET            BOND
                                                --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $            -   $           63   $           63   $          440
                                                --------------   --------------   --------------   --------------

Total investment income                                      -               63               63              440

Expenses:
  Mortality and expense risk and
    other charges                                           44              114               92               96
                                                --------------   --------------   --------------   --------------

Total expenses                                              44              114               92               96
                                                --------------   --------------   --------------   --------------

Net investment income (loss)                               (44)             (51)             (29)             344

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    213             (189)            (580)             203
Capital gains distributions                                  -                -                -                -
                                                --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
  and capital gains distributions                          213             (189)            (580)             203

Net unrealized appreciation
  (depreciation) of investments                            371            3,858            2,122              565
                                                --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
  resulting from operations                     $          540   $        3,618   $        1,513   $        1,112
                                                ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    AIM V.I.         AIM V.I.                          AIM V.I.
                                                                    CAPITAL            CORE           AIM V.I.         PREMIER
                                                                  APPRECIATION        EQUITY           GROWTH           EQUITY
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $            4   $        1,281   $        1,463   $        1,257

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -               (8)             (13)              (8)
  Net realized gain (loss) on investments and capital gains
    distributions                                                             -              (37)             (75)            (117)
  Net unrealized appreciation (depreciation) of investments                  (1)            (195)            (402)            (385)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        (1)            (240)            (490)            (510)

Changes from principal transactions:
  Total unit transactions                                                     3              584              197              627
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                                3              584              197              627
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                     2              344             (293)             117
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                               6            1,625            1,170            1,374

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -                2              (14)             (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                           -              (16)             (57)             (37)
  Net unrealized appreciation (depreciation) of investments                   2              456              455              458
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                         2              442              384              409

Changes from principal transactions:
  Total unit transactions                                                     4              458              181              486
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                      4              458              181              486
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                     6              900              565              895
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $           12   $        2,525   $        1,735   $        2,269
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                      ALGER            ALGER
                                                                     ALGER           AMERICAN         AMERICAN         AMERICAN
                                                                    AMERICAN         INCOME &        LEVERAGED      CENTURY(R) VP
                                                                    BALANCED          GROWTH           ALLCAP          BALANCED
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $        1,314   $        3,004   $        2,671   $          336

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                2              (15)             (28)               4
  Net realized gain (loss) on investments
     and capital gains distributions                                       (167)          (1,075)          (1,410)             (52)
  Net unrealized appreciation (depreciation) of investments                  15              273              577               12
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                      (150)            (817)            (861)             (36)

Changes from principal transactions:
  Total unit transactions                                                  (414)            (708)            (354)             (23)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                             (414)            (708)            (354)             (23)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (564)          (1,525)          (1,215)             (59)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             750            1,479            1,456              277

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                5              (17)             (22)               4
  Net realized gain (loss) on investments and capital gains
      distributions                                                         (12)             (57)             (69)              (6)
  Net unrealized appreciation (depreciation) of investments                 118              456              525               37
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       111              382              434               35

Changes from principal transactions:
  Total unit transactions                                                  (231)            (193)            (230)            (135)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                             (231)            (193)            (230)            (135)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (120)             189              204             (100)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          630   $        1,668   $        1,660   $          177
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    AMERICAN         CALVERT         FEDERATED        FEDERATED
                                                                 CENTURY(R) VP        SOCIAL          AMERICAN         CAPITAL
                                                                 INTERNATIONAL       BALANCED         LEADERS           INCOME
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          979   $          222   $      117,754   $       14,993

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (4)               3             (250)             495
  Net realized gain (loss) on investments
     and capital gains distributions                                       (556)             (48)           2,830           (1,338)
  Net unrealized appreciation (depreciation) of investments                 384               14          (26,841)          (2,706)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                      (176)             (31)         (24,261)          (3,549)

Changes from principal transactions:
  Total unit transactions                                                  (326)              (9)         (15,193)          (2,730)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                             (326)              (9)         (15,193)          (2,730)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (502)             (40)         (39,454)          (6,279)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             477              182           78,300            8,714

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (3)               5              140              436
  Net realized gain (loss) on investments and capital gains
     distributions                                                          (12)              (5)             (83)          (1,603)
  Net unrealized appreciation (depreciation) of investments                 116               46           17,650            2,557
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       101               46           17,707            1,390

Changes from principal transactions:
  Total unit transactions                                                   (46)             196          (14,082)          (1,978)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                              (46)             196          (14,082)          (1,978)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    55              242            3,625             (588)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          532   $          424   $       81,925   $        8,126
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    FEDERATED                         FEDERATED
                                                                   FEDERATED       FUND FOR US       FEDERATED           HIGH
                                                                     EQUITY         GOVERNMENT         GROWTH           INCOME
                                                                     INCOME         SECURITIES       STRATEGIES          BOND
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       22,899   $        5,750   $       32,104   $       17,955

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              122              134             (348)           1,421
  Net realized gain (loss) on investments and capital gains
     distributions                                                         (603)             159              215           (3,604)
  Net unrealized appreciation (depreciation) of investments              (4,271)             176           (8,062)           2,171
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (4,752)             469           (8,195)             (12)

Changes from principal transactions:
  Total unit transactions                                                (2,979)           1,403           (6,324)          (3,530)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (2,979)           1,403           (6,324)          (3,530)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (7,731)           1,872          (14,519)          (3,542)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          15,168            7,622           17,585           14,413

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               85              173             (258)             910
  Net realized gain (loss) on investments and capital gains
     distributions                                                         (754)             219             (508)          (1,190)
  Net unrealized appreciation (depreciation) of investments               4,254             (336)           6,710            3,035
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     3,585               56            5,944            2,755

Changes from principal transactions:
  Total unit transactions                                                (1,431)          (2,627)          (3,212)          (2,660)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                           (1,431)          (2,627)          (3,212)          (2,660)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                 2,154           (2,571)           2,732               95
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       17,322   $        5,051   $       20,317   $       14,508
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FEDERATED        FEDERATED       FIDELITY(R)      FIDELITY(R)
                                                                 INTERNATIONAL        PRIME          VIP ASSET           VIP
                                                                     EQUITY           MONEY         MANAGER(SM)     CONTRAFUND(R)
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       20,460   $        5,175   $        6,147   $       28,132

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             (228)              (2)             143             (132)
  Net realized gain (loss) on investments
     and capital gains distributions                                       (791)               -           (1,038)          (4,164)
  Net unrealized appreciation (depreciation) of investments              (3,428)               -              264            1,461
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (4,447)              (2)            (631)          (2,835)

Changes from principal transactions:
  Total unit transactions                                                (4,424)             558             (424)          (3,209)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (4,424)             558             (424)          (3,209)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (8,871)             556           (1,055)          (6,044)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          11,589            5,731            5,092           22,088

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             (152)             (34)             115             (212)
  Net realized gain (loss) on investments
     and capital gains distributions                                     (1,002)               -             (101)            (629)
  Net unrealized appreciation (depreciation) of investments               4,002                -              725            6,359
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     2,848              (34)             739            5,518

Changes from principal transactions:
  Total unit transactions                                                (2,680)          (1,929)            (340)          (1,354)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (2,680)          (1,929)            (340)          (1,354)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                   168           (1,963)             399            4,164
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       11,757   $        3,768   $        5,491   $       26,252
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FIDELITY(R)      FIDELITY(R)      FIDELITY(R)      FIDELITY(R)
                                                                   VIP EQUITY-          VIP           VIP HIGH            VIP
                                                                     INCOME           GROWTH           INCOME         INDEX 500
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       45,509   $       31,764   $        7,979   $       32,591

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              155             (277)             723               11
  Net realized gain (loss) on investments
    and capital gains distributions                                      (3,564)         (13,010)          (3,583)          (3,991)
  Net unrealized appreciation (depreciation) of investments              (4,812)           3,417            2,954           (3,147)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (8,221)          (9,870)              94           (7,127)

Changes from principal transactions:
  Total unit transactions                                                (4,391)             281           (1,176)          (4,943)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (4,391)             281           (1,176)          (4,943)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                               (12,612)          (9,589)          (1,082)         (12,070)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          32,897           22,175            6,897           20,521

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              143             (245)             449               11
  Net realized gain (loss) on investments
    and capital gains distributions                                      (2,114)          (1,692)             230           (1,318)
  Net unrealized appreciation (depreciation) of investments              10,601            8,665            1,503            6,501
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     8,630            6,728            2,182            5,194

Changes from principal transactions:
  Total unit transactions                                                (2,629)             783            3,563             (131)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (2,629)             783            3,563             (131)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                 6,001            7,511            5,745            5,063
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       38,898   $       29,686   $       12,642   $       25,584
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  FIDELITY(R)
                                                                      VIP          FIDELITY(R)
                                                                   INVESTMENT          VIP             ING VP           ING VP
                                                                   GRADE BOND        OVERSEAS         BALANCED           BOND
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          919   $        2,834   $        9,755   $       10,374

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               25              (17)             (20)             288
  Net realized gain (loss) on investments
    and capital gains distributions                                          38           (1,347)          (1,658)               2
  Net unrealized appreciation (depreciation) of investments                  (1)             691              519              539
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        62             (673)          (1,159)             829

Changes from principal transactions:
  Total unit transactions                                                  (295)             148            1,410            3,903
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                   (295)             148            1,410            3,903
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (233)            (525)             251            4,732
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             686            2,309           10,006           15,106

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               17              (12)              95               49
  Net realized gain (loss) on investments
    and capital gains distributions                                          15             (150)            (138)             445
  Net unrealized appreciation (depreciation) of investments                  (8)             991            1,864              164
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        24              829            1,821              658

Changes from principal transactions:
  Total unit transactions                                                   (74)             (24)           1,389           (4,732)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (74)             (24)           1,389           (4,732)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                   (50)             805            3,210           (4,074)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          636   $        3,114   $       13,216   $       11,032
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                                         ING
                                                                     ING VP           ING VP           ING VP          JPMORGAN
                                                                    EMERGING          MONEY           NATURAL          FLEMING
                                                                    MARKETS           MARKET         RESOURCES      INTERNATIONAL
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          313   $       36,764   $          506   $        1,456

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (4)             774               (6)             (11)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (105)            (721)             (13)            (693)
  Net unrealized appreciation (depreciation) of investments                  83               30                1              379
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       (26)              83              (18)            (325)

Changes from principal transactions:
  Total unit transactions                                                  (123)          (1,095)            (105)             339
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                   (123)          (1,095)            (105)             339
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (149)          (1,012)            (123)              14
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             164           35,752              383            1,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (2)             193               (5)              (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                          (6)            (271)              (6)             (74)
  Net unrealized appreciation (depreciation) of investments                  72              (48)             106              466
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        64             (126)              95              387

Changes from principal transactions:
  Total unit transactions                                                   (38)         (15,717)             (55)            (156)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (38)         (15,717)             (55)            (156)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    26          (15,843)              40              231
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          190   $       19,909   $          423   $        1,701
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                    ING SALOMON          ING
                                                                    ING MFS          ING MFS          BROTHERS      T. ROWE PRICE
                                                                    CAPITAL          RESEARCH        AGGRESSIVE         GROWTH
                                                                 OPPORTUNITIES        EQUITY           GROWTH           EQUITY
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $        5,817   $       12,718   $       20,338   $       25,447

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (61)            (116)            (194)            (246)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (3,731)          (7,694)          (2,877)          (8,152)
  Net unrealized appreciation (depreciation) of investments               2,007            4,796           (3,541)           2,355
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (1,785)          (3,014)          (6,612)          (6,043)

Changes from principal transactions:
  Total unit transactions                                                   (48)          (2,351)          (4,232)          (3,078)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (48)          (2,351)          (4,232)          (3,078)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (1,833)          (5,365)         (10,844)          (9,121)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                           3,984            7,353            9,494           16,326

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (42)             (55)            (148)            (212)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (824)            (479)          (1,192)            (520)
  Net unrealized appreciation (depreciation) of investments               1,649            1,954            4,569            5,126
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       783            1,420            3,229            4,394

Changes from principal transactions:
  Total unit transactions                                                (1,542)          (1,459)          (1,020)          (1,348)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (1,542)          (1,459)          (1,020)          (1,348)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (759)             (39)           2,209            3,046
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $        3,225   $        7,314   $       11,703   $       19,372
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     ING VP           ING VP           ING VP
                                                                   STRATEGIC        STRATEGIC        STRATEGIC          ING VP
                                                                   ALLOCATION       ALLOCATION       ALLOCATION       GROWTH AND
                                                                    BALANCED          GROWTH           INCOME           INCOME
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          675   $          914   $        2,048   $       17,195

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                6                5               26              (75)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (53)            (146)              65           (2,780)
  Net unrealized appreciation (depreciation) of investments                 (22)             (15)            (163)          (1,348)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       (69)            (156)             (72)          (4,203)

Changes from principal transactions:
  Total unit transactions                                                   (52)             (48)            (415)          (2,127)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (52)             (48)            (415)          (2,127)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (121)            (204)            (487)          (6,330)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             554              710            1,561           10,865

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (1)              (4)              16             (147)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (43)             (74)             (39)          (1,227)
  Net unrealized appreciation (depreciation) of investments                 172              297              212            3,728
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       128              219              189            2,354

Changes from principal transactions:
  Total unit transactions                                                   353              165             (102)          (1,535)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    353              165             (102)          (1,535)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                   481              384               87              819
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $        1,035   $        1,094   $        1,648   $       11,684
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     ING VP
                                                                     GLOBAL                            ING VP           ING VP
                                                                  SCIENCE AND         ING VP         INDEX PLUS       INDEX PLUS
                                                                   TECHNOLOGY         GROWTH          LARGECAP          MIDCAP
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          735   $        3,638   $       11,476   $           39

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (13)             (36)            (108)               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (583)          (1,203)          (2,556)               -
  Net unrealized appreciation (depreciation) of investments                 (81)             177             (126)              (6)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                      (677)          (1,062)          (2,790)              (6)

Changes from principal transactions:
  Total unit transactions                                                   698             (217)           2,297               12
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    698             (217)           2,297               12
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    21           (1,279)            (493)               6
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             756            2,359           10,983               45

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (19)             (32)              (9)              (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                          76             (156)            (609)               -
  Net unrealized appreciation (depreciation) of investments                 504              877            3,634               15
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       561              689            3,016               14

Changes from principal transactions:
  Total unit transactions                                                 1,580               25            2,153                4
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                  1,580               25            2,153                4
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                 2,141              714            5,169               18
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $        2,897   $        3,073   $       16,152   $           63
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     ING VP           ING VP           ING VP           ING VP
                                                                   INDEX PLUS     INTERNATIONAL        SMALL            VALUE
                                                                    SMALLCAP          EQUITY          COMPANY        OPPORTUNITY
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $           32   $          383   $        9,047   $        6,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -               (3)             (86)             (51)
  Net realized gain (loss) on investments
    and capital gains distributions                                           -              (42)            (692)          (1,423)
  Net unrealized appreciation (depreciation) of investments                  (5)             (58)          (2,534)            (380)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        (5)            (103)          (3,312)          (1,854)

Changes from principal transactions:
  Total unit transactions                                                     1                1            2,710           (1,582)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                      1                1            2,710           (1,582)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    (4)            (102)            (602)          (3,436)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                              28              281            8,445            3,282

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -               (1)            (111)             (17)
  Net realized gain (loss) on investments
    and capital gains distributions                                           -              (17)            (774)            (288)
  Net unrealized appreciation (depreciation) of investments                  10              121            4,387              931
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        10              103            3,502              626

Changes from principal transactions:
  Total unit transactions                                                    (1)             108            3,241             (832)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                     (1)             108            3,241             (832)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                     9              211            6,743             (206)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $           37   $          492   $       15,188   $        3,076
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    JANUS ASPEN                      JANUS ASPEN
                                                                  JANUS ASPEN         SERIES        JANUS ASPEN         SERIES
                                                                     SERIES          FLEXIBLE          SERIES           MIDCAP
                                                                    BALANCED          INCOME           GROWTH           GROWTH
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       19,636   $        7,279   $       19,187   $       13,647

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              188              263             (192)            (133)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (1,417)             164           (5,712)          (3,913)
  Net unrealized appreciation (depreciation) of investments                (245)             273            1,368              232
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (1,474)             700           (4,536)          (3,814)

Changes from principal transactions:
  Total unit transactions                                                  (447)           2,048           (4,805)          (1,473)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                   (447)           2,048           (4,805)          (1,473)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (1,921)           2,748           (9,341)          (5,287)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          17,715           10,027            9,846            8,360

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              116              213             (124)            (112)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (361)             403             (989)             406
  Net unrealized appreciation (depreciation) of investments               2,114             (221)           3,597            2,243
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     1,869              395            2,484            2,537

Changes from principal transactions:
  Total unit transactions                                                (4,992)          (4,904)          (2,785)            (448)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (4,992)          (4,904)          (2,785)            (448)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (3,123)          (4,509)            (301)           2,089
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       14,592   $        5,518   $        9,545   $       10,449
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN
                                                                     SERIES           MFS(R)           MFS(R)        OPPENHEIMER
                                                                   WORLDWIDE          GLOBAL           TOTAL          AGGRESSIVE
                                                                     GROWTH         GOVERNMENT         RETURN           GROWTH
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       54,632   $          559   $       20,066   $        5,569

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             (225)              11               79              (28)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (22,400)               3              501           (1,362)
  Net unrealized appreciation (depreciation) of investments               9,386               45           (2,053)            (188)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                   (13,239)              59           (1,473)          (1,578)

Changes from principal transactions:
  Total unit transactions                                               (10,415)             516             (787)          (1,004)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                (10,415)             516             (787)          (1,004)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                               (23,654)             575           (2,260)          (2,582)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          30,978            1,134           17,806            2,987

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (78)              70               74              (44)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (2,258)              50             (342)             213
  Net unrealized appreciation (depreciation) of investments               7,933                3            2,779              371
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     5,597              123            2,511              540

Changes from principal transactions:
  Total unit transactions                                                (8,233)             127           (1,695)             839
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (8,233)             127           (1,695)             839
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (2,636)             250              816            1,379
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       28,342   $        1,384   $       18,622   $        4,366
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                                     GLOBAL            MAIN          STRATEGIC
                                                                   SECURITIES         STREET            BOND
                                                                 --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $        5,455   $        9,280   $        4,138

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (54)             (46)             245
  Net realized gain (loss) on investments
    and capital gains distributions                                        (504)          (1,860)            (172)
  Net unrealized appreciation (depreciation) of investments              (1,353)             207              228
                                                                 --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (1,911)          (1,699)             301

Changes from principal transactions:
  Total unit transactions                                                 3,580           (1,305)           1,225
                                                                 --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                  3,580           (1,305)           1,225
                                                                 --------------   --------------   --------------

Total increase (decrease)                                                 1,669           (3,004)           1,526
                                                                 --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                           7,124            6,276            5,664

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (51)             (29)             344
  Net realized gain (loss) on investments
    and capital gains distributions                                        (189)            (580)             203
  Net unrealized appreciation (depreciation) of investments               3,858            2,122              565
                                                                 --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     3,618            1,513            1,112

Changes from principal transactions:
  Total unit transactions                                                 3,607              129            1,339
                                                                 --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                  3,607              129            1,339
                                                                 --------------   --------------   --------------

Total increase (decrease)                                                 7,225            1,642            2,451
                                                                 --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       14,349   $        7,918   $        8,115
                                                                 ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

     Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. Contracts are no longer sold under qualifiers IICA I and IICA II. IICA III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued since September 24, 2000.

     At December 31, 2003, the Account had fifty-nine active investment divisions (the "Divisions"), thirty-seven of which invest in independently managed mutual funds and twenty-two of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation Fund - Series I Shares
       AIM V.I. Core Equity Fund - Series I Shares
       AIM V.I. Growth Fund - Series I Shares
       AIM V.I. Premier Equity Fund - Series I Shares

     Alger American Funds:
       Alger American Balanced Portfolio
       Alger American Income & Growth Portfolio
       Alger American Leveraged AllCap Portfolio

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     American Century(R) Investments:
       American Century(R) VP Balanced Fund
       American Century(R) VP International Fund
     Calvert Social Balanced Portfolio
     Federated Insurance Series:
       Federated American Leaders Fund II
       Federated Capital Income Fund II
       Federated Equity Income Fund II
       Federated Fund for US Government Securities II
       Federated Growth Strategies Fund II
       Federated High Income Bond Fund II
       Federated International Equity Fund II
       Federated Prime Money Fund II
     Fidelity(R) Investments Variable Insurance Products Funds:
       Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
       Fidelity(R) VIP Equity-Income Portfolio - Initial Class
       Fidelity(R) VIP Growth Portfolio - Initial Class
       Fidelity(R) VIP High Income Portfolio - Initial Class
       Fidelity(R) VIP Index 500 Portfolio - Initial Class
       Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
     ING VP Balanced Portfolio, Inc. - Class R
     ING VP Bond Portfolio - Class R
     ING VP Emerging Markets Fund
     ING VP Money Market Portfolio - Class R
     ING VP Natural Resources Trust
     ING Partners, Inc.:
       ING JPMorgan Fleming International Portfolio - Initial Class
       ING MFS Capital Opportunities Portfolio - Initial Class
       ING MFS Research Equity Portfolio - Initial Class
       ING Salomon Brothers Aggressive Growth Portfolio - I Class
       ING T. Rowe Price Growth Equity Portfolio -Initial Class
     ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Balanced Portfolio - Class R
       ING VP Strategic Allocation Growth Portfolio - Class R
       ING VP Strategic Allocation Income Portfolio - Class R
     ING Variable Funds:
       ING VP Growth and Income Portfolio - Class R
     ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology Portfolio - Class R
       ING VP Growth Portfolio - Class R
       ING VP Index Plus LargeCap Portfolio - Class R
       ING VP Index Plus MidCap Portfolio - Class R
       ING VP Index Plus SmallCap Portfolio - Class R
       ING VP International Equity Portfolio - Class R
       ING VP Small Company Portfolio - Class R
       ING VP Value Opportunity Portfolio - Class R
     Janus Aspen Series:
       Janus Aspen Series Balanced Portfolio - Institutional Shares
       Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
       Janus Aspen Series MidCap Growth Portfolio - Institutional Shares Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
     MFS(R) Variable Insurance Trust:
       MFS (R) Global Governments Series
       MFS(R) Total Return Series - Initial Class
     Oppenheimer Variable Account Funds:
       Oppenheimer Aggressive Growth Fund/VA(R)
       Oppenheimer Global Securities Fund/VA(R)
       Oppenheimer Main Street Fund/VA(R)
       Oppenheimer Strategic Bond Fund/VA(R)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     The following divisions were offered during 2003, but had no investments as of December 31, 2003:

     ING Partners, Inc.:
      ING Alger Aggressive Growth Portfolio - Service Class
      ING Alger Growth Portfolio - Service Class
      ING American Century Small Cap Value Portfolio - Service
      Class
      ING Baron Small Cap Growth Portfolio - Service Class
      ING Aeltus Enhanced Index Portfolio - Service Class
      ING Goldman Sachs(R) Capital Growth Portfolio - Service
      Class
      ING JPMorgan Mid Cap Value Portfolio - Service Class
      ING MFS Global Growth Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Service Class
      ING PIMCO Total Return Portfolio - Service Class
      ING Salomon Brothers Fundamental Value Portfolio - Service
      Class
      ING Salamon Brothers Investors Value Portfolio - Service
      Class
      ING UBS Tactical Asset Allocation Portfolio - Service Class ING Van Kampen Comstock Portfolio - Service Class
     Lord Abbett
      Lord Abbett Growth and Income Portfolio (Class VC)
      Lord Abbett Mid-Cap Value Portfolio (Class VC)
     MFS(R) Variable Insurance Trust:
      MFS(R) Strategic Income Series - Initial Class
     Pioneer Funds
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer Fund VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                         CURRENT NAME                                        FORMER NAME
     ---------------------------------------------------   ---------------------------------------------
     Fidelity(R) Investments Variable Insurance Products   Fidelity(R) Investments Variable Insurance
     Fund:                                                 Products Fund II:
      Fidelity(R) VIP ASSET MANAGER(SM)                      Fidelity(R) VIP II ASSET MANAGER(SM)
      Fidelity(R) VIP Contrafund(R)                          Fidelity(R) VIP II Contrafund(R)
      Fidelity(R) VIP Index 500                              Fidelity(R) VIP II Index 500
      Fidelity(R) VIP Investment Grade Bond                  Fidelity(R) VIP II Investment Grade Bond
     Federated Insurance Series:                           Federated Insurance Series:
      Federated Capital Income                               Federated Utility
     ING Partners, Inc.:                                   ING Partners, Inc.:
      ING MFS Research Equity                                ING MFS Research
     ING Variable Portfolios, Inc.:                        ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology                   ING VP Technology
     Janus Aspen Series:                                   Janus Aspen Series:
      Janus Aspen Series MidCap Growth                       Janus Aspen Series Aggressive Growth
     Oppenheimer Variable Account Funds:                   Oppenheimer Variable Account Funds:
      Oppenheimer Main Street(R)                             Oppenheimer Main Street Growth and Income

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

     VARIABLE ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

     ADMINISTRATIVE CHARGES

     A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to the Contracts.

     PREMIUM TAXES

     Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

     OTHER CHARGES

     Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.


4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Generation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                                YEAR ENDED DECEMBER 31
                                                                         2003                              2002
                                                           ------------------------------    ------------------------------
                                                              PURCHASES         SALES          PURCHASES          SALES
                                                           --------------   -------------    --------------   -------------
                                                                                (DOLLARS IN THOUSANDS)
      AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                      $            4   $            -   $            3   $            -
        AIM V.I. Core Equity                                          554               94              751              175
        AIM V.I. Growth                                               249               82              280               96
        AIM V.I. Premier Equity                                       576              102              867              248
      Alger American Funds:
        Alger American Balanced                                        27              253            1,183            1,594
        Alger American Income & Growth                                 12              222            2,529            3,252
        Alger American Leveraged AllCap                                 5              257            2,364            2,746
      American Century(R) Investments:
        American Century(R) VP Balanced                                 8              139              340              359
        American Century(R) VP International                            7               56              871            1,200
      Calvert Social Balanced                                         267               66              260              267
      Federated Insurance Series:
        Federated American Leaders                                  2,015           15,957            5,273           20,716
        Federated Capital Income                                      657            2,199            1,354            3,589
        Federated Equity Income                                     1,356            2,702            1,325            4,182
        Federated Fund for US Government Securities                   650            3,070            4,372            2,834
        Federated Growth Strategies                                   490            3,960            1,101            7,773
        Federated High Income Bond                                  1,795            3,545            4,999            7,109
        Federated International Equity                                197            3,029              296            4,949
        Federated Prime Money                                       2,716            4,679            6,261            5,705
      Fidelity(R) Investments Variable Insurance
        Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM)                           1,116            1,341            6,960            7,241
        Fidelity(R) VIP Contrafund(R)                               4,428            5,994           31,697           35,038
        Fidelity(R) VIP Equity-Income                               9,464           11,950           62,783           66,060
        Fidelity(R) VIP Growth                                      6,342            5,804           32,615           32,612
        Fidelity(R) VIP High Income                                 6,602            2,590            9,484            9,938
        Fidelity(R) VIP Index 500                                   7,248            7,368           49,563           54,495
        Fidelity(R) VIP Investment Grade Bond                          39               87              834            1,104
        Fidelity(R) VIP Overseas                                      787              823            4,873            4,741
      ING VP Balanced                                               3,468            1,984            9,540            8,150
      ING VP Bond                                                   2,667            7,350           19,632           15,385
      ING VP Emerging Markets                                           -               40              337              465
      ING VP Money Market                                          40,037           55,561          170,334          170,655
      ING VP Natural Resources                                          -               60              540              652

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                                YEAR ENDED DECEMBER 31
                                                                         2003                              2002
                                                           ------------------------------    ------------------------------
                                                              PURCHASES         SALES          PURCHASES          SALES
                                                           --------------   -------------    --------------   -------------
                                                                                (DOLLARS IN THOUSANDS)
      ING Partners, Inc.:
        ING JPMorgan Fleming International                 $          377   $          538   $        2,485   $        2,158
        ING MFS Capital Opportunities                               5,316            6,900            6,584            6,693
        ING MFS Research Equity                                       294            1,808           12,764           15,231
        ING Salomon Brothers Aggressive Growth                      3,500            4,668           35,919           40,346
        ING T. Rowe Price Growth Equity                             1,461            3,021           25,103           28,426
      ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                          776              424              774              818
        ING VP Strategic Allocation Growth                            729              568            1,571            1,614
        ING VP Strategic Allocation Income                            544              630            2,200            2,590
      ING Variable Funds:
        ING VP Growth and Income                                    3,803            5,485           36,396           38,597
      ING Variable Portfolios, Inc.:
        ING VP Global Science and Technology                        2,281              720            3,348            2,663
        ING VP Growth                                                 688              695            2,441            2,694
        ING VP Index Plus LargeCap                                  5,455            3,311           14,088           11,899
        ING VP Index Plus MidCap                                        3                -               12                -
        ING VP Index Plus SmallCap                                      -                1                1                -
        ING VP International Equity                                   217              110              488              490
        ING VP Small Company                                        8,950            5,820           19,955           17,330
        ING VP Value Opportunity                                      298            1,147            9,157           10,789
      Janus Aspen Series:
        Janus Aspen Series Balanced                                 1,229            6,105           22,822           23,081
        Janus Aspen Series Flexible Income                          2,057            6,748           12,463           10,151
        Janus Aspen Series Growth                                   1,773            4,682           26,628           31,625
        Janus Aspen Series MidCap Growth                            5,493            6,053           37,774           39,379
        Janus Aspen Series Worldwide Growth                           798            9,109           72,538           83,178
      MFS(R) Variable Insurance Trust:
        MFS(R) Global Governments                                   1,313            1,116            1,375              849
        MFS(R) Total Return                                         2,836            4,457           27,587           28,014
      Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                               4,229            3,434           23,459           24,491
        Oppenheimer Global Securities                               4,755            1,199            9,368            5,842
        Oppenheimer Main Street                                     3,547            3,447           11,322           12,672
        Oppenheimer Strategic Bond                                  4,276            2,593            8,125            6,655

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The net changes in units outstanding follow:

                                                                           YEAR ENDED DECEMBER 31
                                                                          2003              2002
                                                                     --------------    --------------
                                                                        NET UNITS         NET UNITS
                                                                         ISSUED            ISSUED
                                                                       (REDEEMED)        (REDEEMED)
                                                                     --------------    --------------
      AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                           570               509
        AIM V.I. Core Equity                                                 69,416            90,663
        AIM V.I. Growth                                                     113,077            43,250
        AIM V.I. Premier Equity                                              84,019            92,637
      Alger American Funds:
        Alger American Balanced                                             (12,747)          (23,021)
        Alger American Income & Growth                                      (11,278)          (36,014)
        Alger American Leveraged AllCap                                     (14,299)          (19,670)
      American Century(R) Investments:
        American Century(R) VP Balanced                                      (9,736)           (1,786)
        American Century(R) VP International                                 (3,799)          (25,240)
      Calvert Social Balanced                                                18,650            (1,116)
      Federated Insurance Series:
        Federated American Leaders                                         (809,336)         (876,127)
        Federated Capital Income                                           (188,119)         (252,967)
        Federated Equity Income                                            (136,487)         (274,554)
        Federated Fund for US Government Securities                        (175,126)           96,263
        Federated Growth Strategies                                        (211,218)         (420,224)
        Federated High Income Bond                                         (193,483)         (289,445)
        Federated International Equity                                     (234,532)         (367,941)
        Federated Prime Money                                              (156,058)           45,000
      Fidelity(R) Investments Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM)                                   (21,579)          (37,270)
        Fidelity(R) VIP Contrafund(R)                                       (82,033)         (199,791)
        Fidelity(R) VIP Equity-Income                                      (187,042)         (315,515)
        Fidelity(R) VIP Growth                                              283,600           266,882
        Fidelity(R) VIP High Income                                         426,158          (154,966)
        Fidelity(R) VIP Index 500                                           (39,210)         (317,831)
        Fidelity(R) VIP Investment Grade Bond                                (4,836)          (20,911)
        Fidelity(R) VIP Overseas                                             (9,558)            6,810
      ING VP Balanced                                                       172,750           182,190
      ING VP Bond                                                          (321,413)          279,558
      ING VP Emerging Markets                                                (5,069)          (17,417)
      ING VP Money Market                                                (1,279,046)          (81,733)
      ING VP Natural Resources                                               (4,644)           (9,133)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                           YEAR ENDED DECEMBER 31
                                                                          2003              2002
                                                                     --------------    --------------
                                                                        NET UNITS         NET UNITS
                                                                         ISSUED            ISSUED
                                                                       (REDEEMED)        (REDEEMED)
                                                                     --------------    --------------
      ING Partners, Inc.:
        ING JPMorgan Fleming International                                  (16,489)           35,375
        ING MFS Capital Opportunities                                      (163,672)           (2,629)
        ING MFS Research Equity                                            (198,168)         (288,830)
        ING Salomon Brothers Aggressive Growth                             (138,436)         (528,359)
        ING T. Rowe Price Growth Equity                                     (91,721)         (214,135)
      ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                                 23,316            (5,425)
        ING VP Strategic Allocation Growth                                   15,995            (5,898)
        ING VP Strategic Allocation Income                                   (5,862)          (28,386)
      ING Variable Funds:
        ING VP Growth and Income                                           (154,105)         (154,801)
      ING Variable Portfolios, Inc.:
        ING VP Global Science and Technology                                490,437           127,863
        ING VP Growth                                                        16,755             3,051
        ING VP Index Plus LargeCap                                          342,850           391,013
        ING VP Index Plus MidCap                                                317               993
        ING VP Index Plus SmallCap                                               (2)               46
        ING VP International Equity                                          17,585               317
        ING VP Small Company                                                264,905           168,092
        ING VP Value Opportunity                                            (60,116)         (125,888)
      Janus Aspen Series:
        Janus Aspen Series Balanced                                        (257,656)          (21,709)
        Janus Aspen Series Flexible Income                                 (307,164)          137,074
        Janus Aspen Series Growth                                          (215,118)         (330,143)
        Janus Aspen Series MidCap Growth                                     52,207           (45,483)
        Janus Aspen Series Worldwide Growth                                (517,098)         (587,174)
      MFS(R) Variable Insurance Trust:
        MFS(R) Global Governments                                            11,679            45,216
        MFS(R) Total Return                                                (114,344)          (64,009)
      Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                        54,126           (97,444)
        Oppenheimer Global Securities                                       299,448           280,366
        Oppenheimer Main Street                                             423,331          (123,351)
        Oppenheimer Strategic Bond                                          115,601            96,139

                                       51
Q

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     AIM V.I. Capital Appreciation
          2003                             2       $   7.69        $       12           -%         1.00%                28.17%
          2002                             1       $   6.00                 6           -          1.00%               -25.11%
          2001                             1       $   8.01                 4       12.41     1.00% to 1.25%           -24.05%
          2000                             -       $  10.55                 1        *              *                     *
     AIM V.I. Core Equity
          2003                           334       $   7.54             2,525        1.06          1.00%                23.20%
          2002                           265       $   6.12             1,625        0.40          1.00%               -16.42%
          2001                           174       $   7.32             1,281        0.09     1.00% to 1.25%           -23.61%
          2000                             -       $   9.58                 1        *              *                     *
     AIM V.I. Growth
          2003                           342       $   5.07             1,735           -          1.00%                29.67%
          2002                           299       $   3.91             1,170           -          1.00%               -31.66%
          2001                           256       $   5.71             1,463        0.43     1.00% to 1.25%           -34.56%
          2000                            16       $   8.73               140        *              *                     *
     AIM V.I. Premier Equity
          2003                           336       $   6.76             2,269        0.33          1.00%                23.81%
          2002                           252       $   5.46             1,374        0.41          1.00%               -30.95%
          2001                           159       $   7.91             1,257        4.22     1.00% to 1.25%           -13.44%
          2000                             -       $   9.13                 2            *          *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Alger American Balanced
          2003                            32       $  19.68        $      630        2.17%         1.40%                17.42%
          2002                            45       $  16.76               750        1.56          1.40%               -13.52%
          2001                            68       $  19.39             1,314        3.23     1.25% to 1.40%            -3.31%
          2000                            77       $  20.05             1,538           *           *                       *
     Alger American Income & Growth
          2003                            84       $  19.97             1,668        0.32          1.40%                28.01%
          2002                            95       $  15.60             1,479        0.60          1.40%               -32.07%
          2001                           131       $  22.96             3,004        7.41     1.25% to 1.40%           -15.53%
          2000                           159       $  27.19             4,315           *           *                       *
     Alger American Leveraged AllCap
          2003                            87       $  19.18             1,660           -          1.40%                32.83%
          2002                           101       $  14.44             1,456        0.01          1.40%               -34.84%
          2001                           121       $  22.16             2,671        3.44     1.25% to 1.40%           -17.11%
          2000                           142       $  26.74             3,803           *           *                       *
     American Century(R) VP Balanced
          2003                            12       $  15.31               177        3.08          1.40%                17.86%
          2002                            21       $  12.99               277        2.74          1.40%               -10.82%
          2001                            23       $  14.57               336        6.24     1.25% to 1.40%            -4.89%
          2000                            25       $  15.32               383           *           *                       *
     American Century(R) VP
       International
          2003                            38       $  14.15               532        0.79          1.40%                22.72%
          2002                            41       $  11.53               477        0.84          1.40%               -21.49%
          2001                            67       $  14.69               979       10.52     1.25% to 1.40%           -30.17%
          2000                            90       $  21.03             1,882           *           *                       *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Calvert Social Balanced
          2003                            38   $9.49 to $11.30     $      424        2.64%    1.00% to 1.40%      17.59% to 18.18%
          2002                            19    $8.03 to $9.61            182        2.65     1.00% to 1.40%     -13.38% to -12.46%
          2001                            20   $10.92 to $11.09           222        5.66     1.00% to 1.40%      -8.25% to -8.10%
          2000                            18   $11.88 to $12.09           220           *           *                     *
     Federated American Leaders
          2003                         3,991       $  20.50            81,925        1.52         1.40%                 25.92%
          2002                         4,801       $  16.28            78,300        1.15     1.25% to 1.40%           -21.33%
          2001                         5,677       $  20.70           117,754        2.00     1.25% to 1.40%            -5.56%
          2000                         6,137       $  21.92           134,796           *           *                     *
     Federated Capital Income
          2003                           682       $  11.85             8,126        6.54         1.40%                 18.98%
          2002                           870       $   9.96             8,714        5.53     1.25% to 1.40%           -25.01%
          2001                         1,123       $  13.28            14,993        3.52     1.25% to 1.40%           -14.94%
          2000                         1,282       $  15.61            20,076           *           *                     *
     Federated Equity Income
          2003                         1,398       $  12.34            17,322        1.88         1.40%                 25.53%
          2002                         1,535       $   9.83            15,168        2.03     1.25% to 1.40%           -21.85%
          2001                         1,809       $  12.58            22,899        1.95     1.25% to 1.40%           -12.24%
          2000                         1,963       $  14.34            28,257           *           *                     *
     Federated Fund for US
       Government Securities
          2003                           335       $  15.09             5,051        4.20         1.40%                  0.94%
          2002                           510       $  14.95             7,622        3.39         1.40%                  7.52%
          2001                           414       $  13.90             5,750        5.53     1.25% to 1.40%             5.53%
          2000                           395       $  13.18             5,208           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Federated Growth Strategies
          2003                         1,079       $  18.83        $   20,317           -%         1.40%                38.15%
          2002                         1,290       $  13.63            17,585           -          1.40%               -27.38%
          2001                         1,710       $  18.77            32,104        1.60     1.25% to 1.40%           -23.48%
          2000                         1,926       $  24.53            47,248           *           *                     *
     Federated High Income Bond
          2003                           982       $  14.76            14,508        7.74          1.40%                20.49%
          2002                         1,175       $  12.25            14,413       10.18     1.25% to 1.40%            -0.03%
          2001                         1,465       $  12.25            17,955       10.78     1.25% to 1.40%            -0.05%
          2000                         1,630       $  12.26            19,988           *           *                     *
     Federated International Equity
          2003                           833       $  14.07            11,757           -          1.40%                30.04%
          2002                         1,068       $  10.82            11,589           -     1.25% to 1.40%           -23.84%
          2001                         1,436       $  14.21            20,460       13.04     1.25% to 1.40%           -30.42%
          2000                         1,699       $  20.42            34,741           *           *                     *
     Federated Prime Money
          2003                           306       $  12.31             3,768        0.72          1.40%                -0.73%
          2002                           462       $  12.40             5,731        1.41          1.40%                -0.01%
          2001                           417       $  12.41             5,175        3.90     1.25% to 1.40%             2.28%
          2000                           343       $  12.13             4,159           *           *                     *
     Fidelity(R) VIP ASSET
       MANAGER(SM)
          2003                           369    $11.56 to $16.18        5,491        3.48     1.25% to 1.40%      16.32% to 16.53%
          2002                           391     $9.92 to $13.91        5,092        3.86     1.25% to 1.40%      -10.01% to -9.87%
          2001                           428    $11.01 to $15.46        6,147        5.71     1.25% to 1.40%      -5.44% to -5.30%
          2000                           438    $11.62 to $16.35        6,672           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Fidelity(R) VIP Contrafund(R)
          2003                         1,349    $10.12 to $20.96   $   26,252        0.44%    1.00% to 1.40%      26.65% to 27.30%
          2002                         1,431     $7.95 to $16.55       22,088        0.88     1.00% to 1.40%     -10.62% to -10.25%
          2001                         1,631     $8.86 to $18.52       28,132        3.67     1.00% to 1.40%      -13.48% to -9.81%
          2000                         1,941     $9.82 to $21.40       38,834           *           *                     *
     Fidelity(R) VIP Equity-Income
          2003                         2,298    $10.76 to $18.22       38,898        1.70     1.00% to 1.40%      28.49% to 29.02%
          2002                         2,485     $8.34 to $14.18       32,897        1.80     1.00% to 1.40%     -18.11% to -17.77%
          2001                         2,801    $10.14 to $17.31       45,509        6.50     1.00% to 1.40%       -6.30% to 2.48%
          2000                         2,821     $9.90 to $18.47       49,034           *           *                     *
     Fidelity(R) VIP Growth
          2003                         2,757     $7.32 to $15.97       29,686        0.24     1.00% to 1.40%      31.01% to 31.65%
          2002                         2,474     $5.56 to $12.19       22,175        0.25     1.00% to 1.40%     -31.09% to -30.80%
          2001                         2,207     $8.04 to $17.69       31,764        7.38     1.00% to 1.40%      -18.81% to -18.48
          2000                         1,925     $9.86 to $21.79       39,717           *           *                     *
     Fidelity(R) VIP High Income
          2003                         1,216     $8.44 to $11.34       12,642        6.01     1.25% to 1.40%      25.44% to 25.78%
          2002                           790      $6.71 to $9.04        6,897       11.08     1.25% to 1.40%       2.00% to 2.15%
          2001                           945      $6.57 to $8.86        7,979       17.37     1.25% to 1.40%     -12.98% to -12.85%
          2000                         1,106     $7.54 to $10.18       10,694           *           *                     *
     Fidelity(R) VIP Index 500
          2003                         1,473    $11.04 to $18.83       25,584        1.36     1.25% to 1.40%      26.63% to 26.75%
          2002                         1,512     $8.71 to $14.87       20,521        1.36     1.25% to 1.40%     -23.34% to -23.22%
          2001                         1,830    $11.34 to $19.40       32,591        1.19     1.25% to 1.40%     -13.34% to -13.20%
          2000                         2,149    $13.07 to $22.38       44,133           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Fidelity(R) VIP Investment
       Grade Bond
          2003                            41       $15.58          $      636        3.93%         1.40%                 3.73%
          2002                            46       $15.02                 686        4.49          1.40%                 8.80%
          2001                            67       $13.81                 919        5.53     1.25% to 1.40%             6.94%
          2000                            75       $12.91                 963           *           *                     *
     Fidelity(R) VIP Overseas
          2003                           242    $10.24 to $13.56        3,114        0.74     1.25% to 1.40%      41.40% to 41.63%
          2002                           251     $7.23 to $9.59         2,309        0.83     1.25% to 1.40%     -21.40% to -21.28%
          2001                           244     $9.19 to $12.20        2,834       14.13     1.00% to 1.40%     -22.28% to -22.16%
          2000                           279    $11.80 to $15.70        4,168           *           *                     *
     ING VP Balanced
          2003                         1,092    $10.24 to $17.64       13,216        1.95     1.00% to 1.40%      17.21% to 17.70%
          2002                           919     $8.70 to $15.05       10,006        0.98     1.00% to 1.40%     -11.56% to -11.20%
          2001                           737     $9.80 to $17.02        9,754        6.16     1.00% to 1.40%      -5.56% to -5.17%
          2000                           474    $10.33 to $18.02        7,942           *           *                     *
     ING VP Bond
          2003                           743    $13.57 to $15.17       11,032        1.87     1.25% to 1.40%       4.84% to 4.95%
          2002                         1,064    $12.93 to $14.47       15,106        3.62     1.25% to 1.40%       6.82% to 6.98%
          2001                           784    $12.09 to $13.55       10,374        6.63     1.00% to 1.40%       7.22% to 7.38%
          2000                           568    $11.26 to $12.64        7,033           *           *                     *
     ING VP Emerging Markets
          2003                            20       $9.65                  190           -          1.40%                45.11%
          2002                            25       $6.65                  164           -          1.40%               -10.60%
          2001                            42       $7.43                  313       21.63     1.25% to 1.40%           -11.68%
          2000                            53       $8.42                  446           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Money Market
          2003                         1,630    $10.96 to $12.58   $   19,909        2.08%    1.00% to 1.40%      -0.55% to -0.09%
          2002                         2,909    $10.97 to $12.65       35,752        3.44     1.00% to 1.40%       0.20% to 0.61%
          2001                         2,991    $10.91 to $12.62       36,764        4.11     1.00% to 1.40%       1.41% to 2.63%
          2000                         2,417    $10.76 to $12.32       29,041           *           *                     *
     ING VP Natural Resources
          2003                            28       $14.94                 423           -          1.40%                28.68%
          2002                            33       $11.61                 383        0.18          1.40%                -3.47%
          2001                            42       $12.02                 506           -     1.25% to 1.40%           -17.12%
          2000                            51       $14.51                 742           *           *                     *
     ING JPMorgan Fleming
       International
          2003                           160    $10.19 to $10.71        1,701        1.01     1.25% to 1.40%      27.65% to 27.85%
          2002                           176     $7.97 to $8.39         1,470        0.62     1.25% to 1.40%     -19.23% to -19.10%
          2001                           141     $9.86 to $10.38        1,456       24.41     1.00% to 1.40%     -27.96% to -27.84%
          2000                           111    $13.66 to $14.42        1,602           *           *                     *
     ING MFS Capital Opportunities
          2003                           290    $10.64 to $11.16        3,225        0.19     1.25% to 1.40%      26.24% to 26.37%
          2002                           453     $8.42 to $8.84         3,984           -     1.25% to 1.40%     -31.14% to -31.04%
          2001                           456    $12.20 to $12.84        5,817       16.63     1.00% to 1.40%     -25.82% to -25.70%
          2000                           681    $16.42 to $17.30       11,714           *           *                     *
     ING MFS Research Equity
          2003                           828     $8.74 to $9.61         7,314        0.56     1.25% to 1.40%      23.27% to 23.36%
          2002                         1,026     $7.09 to $7.79         7,353        0.19     1.25% to 1.40%     -25.95% to -25.83%
          2001                         1,315     $9.57 to $10.50       12,718       20.94     1.00% to 1.40%     -22.00% to -21.88%
          2000                         1,567    $12.27 to $13.44       19,399           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING Salomon Brothers Aggressive
       Growth
          2003                         1,311     $5.63 to $9.03    $   11,703           -%    1.00% to 1.40%      36.20% to 36.65%
          2002                         1,450     $4.12 to $6.63         9,494           -     1.00% to 1.40%     -36.21% to -35.95%
          2001                         1,978     $6.43 to $10.40       20,338        6.42     1.00% to 1.40%     -26.26% to -25.96%
          2000                         2,360     $8.68 to $14.10       32,921           *           *                     *
     ING T. Rowe Price Growth Equity
          2003                         1,115     $9.42 to $17.89       19,372        0.15     1.00% to 1.40%      29.17% to 29.57%
          2002                         1,207     $7.27 to $13.85       16,326        0.18     1.00% to 1.40%     -24.37% to -20.23%
          2001                         1,421    $12.80 to $18.32       25,447       15.48     1.00% to 1.40%     -11.48% to -11.35%
          2000                         1,650    $14.43 to $20.69       33,378           *           *                     *
     ING VP Strategic Allocation
       Balanced
          2003                            70    $10.73 to $15.22        1,035        1.13     1.25% to 1.40%      17.80% to 18.04%
          2002                            47     $9.09 to $12.92          554        2.39     1.25% to 1.40%     -10.81% to -10.67%
          2001                            52    $10.18 to $14.48          675        2.79     1.00% to 1.40%      -8.30% to -8.16%
          2000                            56    $11.08 to $15.79          801           *           *                     *
     ING VP Strategic Allocation
       Growth
          2003                            74    $10.18 to $15.47        1,094        1.11     1.25% to 1.40%      22.58% to 22.80%
          2002                            58     $8.29 to $12.62          710        2.15     1.25% to 1.40%     -14.97% to -14.84%
          2001                            64     $9.73 to $14.84          914        1.58     1.00% to 1.40%     -12.79% to -12.65%
          2000                            83    $11.14 to $17.02        1,319           *           *                     *
     ING VP Strategic Allocation
       Income
          2003                           109    $11.61 to $15.35        1,648        2.37     1.25% to 1.40%      12.04% to 12.17%
          2002                           115    $10.35 to $13.70        1,561        2.72     1.25% to 1.40%      -5.69% to -5.54%
          2001                           143    $10.95 to $14.52        2,048        3.63     1.00% to 1.40%      -3.75% to -3.60%
          2000                           104    $11.36 to $15.09        1,581           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Growth and Income
          2003                           977    $7.04 to $13.88    $   11,684           -%    1.00% to 1.40%      24.37% to 24.82%
          2002                         1,131    $5.64 to $11.16        10,865        0.83     1.00% to 1.40%     -26.04% to -25.74%
          2001                         1,285    $7.59 to $15.10        17,195        0.62     1.00% to 1.40%     -19.55% to -15.90%
          2000                         1,435    $9.03 to $18.77        23,995           *           *                     *
     ING VP Global Science and
       Technology
          2003                           784    $3.67 to $3.73          2,897           -     1.00% to 1.40%      43.36% to 44.02%
          2002                           293    $2.56 to $2.59            756           -     1.00% to 1.40%     -42.10% to -41.87%
          2001                           166    $4.42 to $4.45            735           -     1.00% to 1.40%     -24.04% to -23.75%
          2000                            41    $5.82 to $5.84            238           *           *                     *
     ING VP Growth
          2003                           368    $6.45 to $13.36         3,073           -     1.00% to 1.40%      28.46% to 29.00%
          2002                           351    $5.00 to $10.40         2,359           -     1.00% to 1.40%     -29.94% to -29.65%
          2001                           348    $7.11 to $14.84         3,638       10.59     1.00% to 1.40%     -28.09% to -27.79%
          2000                           363    $9.84 to $20.64         6,861           *           *                     *
     ING VP Index Plus LargeCap
          2003                         1,638    $8.03 to $16.78        16,152        1.05     1.00% to 1.40%      24.39% to 24.88%
          2002                         1,296    $6.43 to $13.49        10,983        0.23     1.00% to 1.40%     -22.63% to -22.31%
          2001                           905    $8.25 to $17.44        11,476        4.80     1.00% to 1.40%     -14.84% to -14.48%
          2000                           649    $9.68 to $20.48        12,035           *           *                     *
     ING VP Index Plus MidCap
          2003                             4        $14.31                 63           -         1.00%                 31.04%
          2002                             4        $10.92                 45        0.41         1.00%                -12.97%
          2001                             3        $12.54                 39        8.59         1.00%                  **
          2000                            **          **                   **          **           **                   **

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Index Plus SmallCap
          2003                             3        $13.85         $       37           -%         1.00%                34.86%
          2002                             3        $10.27                 28        0.14          1.00%               -14.07%
          2001                             2        $11.95                 32       10.40          1.00%                  **
          2000                            **          **                   **          **           **                    **
     ING VP International Equity
          2003                            64    $6.87 to $8.15            492        1.03     1.00% to 1.40%      30.32% to 30.61%
          2002                            46    $5.26 to $6.25            281        0.22     1.00% to 1.40%     -27.71% to -27.41%
          2001                            46    $7.24 to $8.63            383        0.09     1.00% to 1.40%     -24.95% to -24.64%
          2000                            59    $9.61 to $11.48           676           *           *                     *
     ING VP Small Company
          2003                           940   $12.67 to $19.42        15,188        0.25     1.00% to 1.40%      35.52% to 36.09%
          2002                           676    $9.31 to $14.33         8,445        0.64     1.00% to 1.40%     -24.30% to -23.99%
          2001                           507   $12.25 to $18.93         9,047        3.07     1.00% to 1.40%       2.54% to 2.96%
          2000                           455   $11.89 to $18.46         8,152           *           *                     *
     ING VP Value Opportunity
          2003                           204    $9.08 to $16.37         3,076        0.79     1.00% to 1.40%      22.90% to 23.37%
          2002                           264    $7.36 to $13.32         3,282        0.50     1.00% to 1.40%     -27.00% to -26.70%
          2001                           390   $10.05 to $18.25         6,718        5.60     1.00% to 1.40%      -10.89% to -8.87%
          2000                           352   $11.02 to $20.48         6,820           *           *                     *
     Janus Aspen Series Balanced
          2003                           710   $10.29 to $22.53        14,592        2.11     1.00% to 1.40%      12.43% to 12.83%
          2002                           968    $9.12 to $20.04        17,715        2.38     1.00% to 1.40%      -7.76% to -7.38%
          2001                           989    $9.84 to $21.72        19,636        2.54     1.00% to 1.40%       -6.05% to 0.72%
          2000                         1,104    $9.77 to $23.12        23,240           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Janus Aspen Series Flexible
       Income
          2003                           342    $13.61 to $16.82   $    5,518        4.16%    1.25% to 1.40%       4.93% to 5.10%
          2002                           649    $12.95 to $16.03       10,027        4.31     1.25% to 1.40%       8.93% to 9.10%
          2001                           512    $11.87 to $14.72        7,279        5.65     1.00% to 1.40%       6.22% to 6.38%
          2000                           356    $11.16 to $13.86        4,666           *           *                     *
     Janus Aspen Series Growth
          2003                           621     $6.61 to $16.46        9,545        0.08     1.00% to 1.40%      29.91% to 30.37%
          2002                           836     $5.07 to $12.67        9,846           -     1.00% to 1.40%      -27.54% to 1.52%
          2001                         1,166    $11.40 to $17.49       19,187        0.26     1.00% to 1.40%     -25.80% to -25.68%
          2000                         1,406    $15.34 to $23.57       31,014           *           *                     *
     Janus Aspen Series MidCap
       Growth
          2003                         1,250     $5.04 to $14.12       10,449           -     1.00% to 1.40%      33.21% to 33.69%
          2002                         1,197     $3.77 to $10.60        8,360           -     1.00% to 1.40%     -28.95% to -28.65%
          2001                         1,243     $5.28 to $14.92       13,647           -     1.00% to 1.40%     -40.31% to -40.06%
          2000                         1,110     $8.82 to $25.00       25,895           *           *                     *
     Janus Aspen Series Worldwide
       Growth
          2003                         1,793     $7.14 to $18.99       28,342        1.05     1.00% to 1.40%      22.28% to 22.89%
          2002                         2,310     $5.81 to $15.53       30,978        0.83     1.00% to 1.40%     -26.55% to -26.24%
          2001                         2,897     $7.88 to $21.14       54,632        0.44     1.00% to 1.40%     -23.53% to -23.22%
          2000                         3,253    $10.27 to $27.65       84,022           *           *                     *
     MFS (R) Global Governments
          2003                           107    $12.66 to $12.97        1,384        7.39     1.25% to 1.40%       8.81% to 9.04%
          2002                            95    $11.61 to $11.92        1,134        2.57     1.25% to 1.40%       6.89% to 7.05%
          2001                            50    $10.85 to $11.15          559        3.16     1.25% to 1.40%       3.28% to 3.43%
          2000                            61    $10.49 to $10.80          651           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     MFS(R) Total Return
          2003                         1,102   $13.59 to $17.79    $   18,622        1.78%    1.25% to 1.40%      14.70% to 14.88%
          2002                         1,217   $11.83 to $15.51        17,806        1.87     1.25% to 1.40%      -6.50% to -6.35%
          2001                         1,281   $12.63 to $16.59        20,066        5.25     1.25% to 1.40%      -1.17% to -1.01%
          2000                         1,070   $12.76 to $16.78        16,787           *           *                     *
     Oppenheimer Aggressive Growth
          2003                           357   $10.38 to $12.80         4,366           -     1.25% to 1.40%      23.79% to 24.01%
          2002                           302    $8.37 to $10.34         2,987        0.68     1.25% to 1.40%     -28.80% to -28.69%
          2001                           400   $11.74 to $14.52         5,569       15.42     1.25% to 1.40%     -32.24% to -32.14%
          2000                           474   $17.30 to $21.42         9,743           *           *                     *
     Oppenheimer Global Securities
          2003                           956   $12.02 to $19.74        14,349        0.59     1.00% to 1.40%      41.00% to 41.58%
          2002                           656    $8.49 to $14.00         7,124        0.52     1.00% to 1.40%     -23.23% to -22.91%
          2001                           376   $11.01 to $18.23         5,455        8.61     1.00% to 1.40%     -13.28% to -12.92%
          2000                           308   $12.65 to $21.02         6,287           *           *                     *
     Oppenheimer Main Street
          2003                           672    $9.75 to $12.63         7,918        0.89     1.25% to 1.40%      25.05% to 25.16%
          2002                           665    $7.79 to $10.10         6,276        0.78     1.25% to 1.40%     -19.94% to -19.81%
          2001                           788    $9.71 to $12.62         9,280        0.55     1.25% to 1.40%     -11.43% to -11.29%
          2000                           886   $10.95 to $14.25        11,851           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS


                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Oppenheimer Strategic Bond
        2003                             575   $13.20 to $14.29    $    8,115        6.39%    1.00% to 1.40%     16.46% to 16.81%
        2002                             460   $11.30 to $12.27         5,664        6.30     1.00% to 1.40%      5.94% to 6.37%
        2001                             364   $10.62 to $11.58         4,138        5.71     1.00% to 1.40%      1.72% to 3.52%
        2000                             317   $10.33 to $11.21         3,479           *           *                   *

     *    Not provided for 2000.
     ** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.

     (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     (C) Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FORM NO 87131-04                                               IICA ED. MAY 2004

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
     (a)  Financial Statements:
          (1)     Included in Part A:
                  Condensed Financial Information
          (2)     Included in Part B:
                  Financial Statements of Variable Annuity Account I:
                  -    Report of Independent Auditors
                  -    Statement of Assets and Liabilities as of December 31,
                       2003
                  -    Statement of Operations for the year ended December 31,
                       2003
                  -    Statements of Changes in Net Assets for the years ended
                       December 31, 2003 and 2002
                  -    Notes to Financial Statements
                  Financial Statements of ING Insurance Company of America:
                  -    Report of Independent Auditors
                  -    Consolidated Income Statements for the years ended
                       December 31, 2003, 2002 and 2001
                  -    Balance Sheets as of December 31, 2003 and 2002
                  -    Statements of Changes in Shareholder's Equity for the
                       years ended December 31, 2003, 2002 and 2001
                  -    Statements of Cash Flows for the years ended December 31,
                       2003, 2002 and 2001
                  -    Notes to Financial Statements
     (b)  Exhibits
          (1)     Resolution establishing Variable Annuity Account I(1)
          (2)     Not Applicable
          (3.1)   Selling Agreement(1)
          (3.2)   Principal Underwriting Agreement between Aetna Insurance
                  Company of America and Aetna Investment Services, LLC
                  effective as of November 17, 2000(2)
          (4.1)   Variable Annuity Contract (G2-CDA-99(TORP)FL)(3)
          (4.2)   Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract
                  G2-CDA-99(TORP)FL(3)
          (4.3)   Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and
                  Contract Certificate GTCC2-99(TORP)FL(4)
          (4.4)   Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL)
                  and certificate GTCC2-99(TORP)(FL)(4)
          (4.5)   Endorsement E-LOAN2TORP(1/02) to Contract G2-CDA-99(TORP)FL
                  and Certificate GTCC2-99(TORP)FL(4)
          (5)     Variable Annuity Contract Application(3)
          (6.1)   Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Insurance Company of America
                  (formerly Aetna Insurance Company of America)(5)

          (6.2) By-laws (restated as of January 1, 2002) of ING Insurance Company of America (formerly Aetna Insurance Company of America)(5)
          (7)     Not Applicable
          (8.1) Fund Participation Agreement dated November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds and A I M Distributors, Inc.(3)
          (8.2) First Amendment dated as of November 17, 2000 to Participation Agreement dated as of November 1, 1999 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company(6)
          (8.3) Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc.(3)
          (8.4) First Amendment dated October 1, 2000 to Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc.(6)
          (8.5) Amendment dated as of July 12, 2002 to Fund Participation Agreement dated November 1, 1999, as amended on November 17, 200 among AIM Variable Insurance funds (Formerly AIM Variable Insurance Funds, Inc.), AIM Distributors, Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company
          (8.6) Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management(7)
          (8.7) Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management(7)
          (8.8) Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management
          (8.9) Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America(7)

          (8.10) First Amendment dated as of May 1, 2000 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America(7)
          (8.11) Second Amendment dated as of June 26, 2001 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America
          (8.12) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America(8)
          (8.13) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America(7)
          (8.14) Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(9)
          (8.15) First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)
          (8.16) Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(9)
          (8.17) First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)
          (8.18) Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
          (8.19) Amendment effective as of January 1, 1997 to Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
          (8.20) Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
          (8.21) Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc.(10)
          (8.22) Amendment dated January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc.(11)

          (8.23) Administrative Services Agreement dated as of July 20, 2001 by and between Franklin Templeton Services, LLC and Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America(12)
          (8.24) Form of Fund Participation Agreement dated as of ____, 2004 between ING Investors Trust and ING Insurance Company of America
          (8.25) Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(13)
          (8.26) Amendment dated October 12, 1998 to Fund Participation dated December 8, 1997 Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(13)
          (8.27) Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(2)
          (8.28) Letter Agreement dated December 7, 2001 between Janus and Aetna Insurance Company of America reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(4)
          (8.29) Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America(13)
          (8.30) First Amendment dated as of August 1, 2000 to Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America(2)
          (8.31) Distribution and Shareholder Service Agreement (Service Shares) dated as of August 1, 2000 between Janus Distributors, Inc. and Aetna Insurance Company of America(2)
          (8.32) Letter Agreement dated October 19, 2001 between Janus and Aetna Insurance Company of America reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(4)
          (8.33) Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Insurance Company of America(4)
          (8.34) Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Insurance Company of America(4)
          (8.35) Fund Participation Agreement dated April 1, 1997 between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc.(14)
          (8.36) Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and Oppenheimer Funds, Inc.(14)
          (8.37) Participation Agreement dated as of May 1, 2001 among Aetna Insurance Company of America, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc.(4)

          (8.38) Amendment dated August 30, 2002 between ING Insurance Company of America, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(15)
          (8.39) Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Insurance Company of America (Administrator for ING Variable Products Trust)(15)
          (8.40) Form of Participation Agreement dated as of ________, 2004 between PIMCO Variable Insurance Trust, PIMCO Advisors and Distributors, LLC
          (8.41) Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Insurance Company of America, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.(4)
          (8.42) Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America(4)
          (8.43) Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America(4)
          (8.44) Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance Company of America to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002(15)
          (8.45) Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America)(4)
          (8.46) Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated May 1, 2002(15)
          (8.47) Form of Fund Participation Agreement dated as of __________________, 2004 between Columbia and ING Insurance Company of America (Wanger Funds)
          (8.48) (Retail) Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company(16)
          (8.49) (Retail) Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company(16)

          (8.50) (Retail) Fund Participation Agreement dated as of August 15, 2000 between Federated Services Company, Federated Distributors, Wachovia Bank, N.A. and Aetna Insurance Company of America
          (8.51) (Retail) Shareholder Services Agreement dated as of October 4, 1999 between Aetna Investment Services, LLC, and Federated Administrative Services
          (8.52) (Retail) First Amendment dated as of August 2000 to Shareholder Services Agreement dated as of October 4, 1999 between Aetna Investment Services, LLC, and Federated Administrative Services
          (8.53) (Retail) Form of Participation Agreement dated as of ________________, 2004 between ING Insurance Company of America and Franklin Templeton
          (8.54) (Retail) Form of Fund Participation Agreement dated as of ___, 2004 between Hibernia and ING Insurance Company of America
          (8.55) (Retail) Participation Agreement dated as of August 8, 2000 between Aetna Insurance Company of America and PAX World Balanced Fund, Inc.
          (8.56) (Retail) Participation Agreement dated as of August 15, 2000 between Aetna Insurance Company of America, OppenheimerFunds Distributor, and OppenheimerFunds Services
          (8.57)  Sample Administrative Service Agreement(9)
          (8.58) Second Amendment dated as of December 10, 2003 to Participation Agreement dated as of July 30, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. (18)
          (9)     Opinion and Consent of Counsel
          (10)    Consent of Independent Auditors
          (11)    Not applicable
          (12)    Not applicable
          (13.1)  Powers of Attorney(17)
          (13.2)  Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.
3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
4. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
5. Incorporated by reference to ING Insurance Company of America annual report on Form 10K (File No. 33-81010), as filed on March 28, 2002.
6. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

8. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2002.
12. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
13. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
14. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
16. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319 for SelectHLife Variable Account of ReliaStar Life Insurance Company, as filed on July 17, 2003.
17. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.
18 Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

ITEM 25.  DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    DEPOSITOR
----------------                                    ---------
Keith Gubbay(1)                                     Director and President

Thomas Joseph McInerney(1)                          Director and Chairman

Kathleen Ann Murphy(1)                              Director

Jacques de Vaucleroy(1)                             Director and Senior Vice President

David A. Wheat(1)                                   Director and Chief Financial Officer

Allan Baker(2)                                      Senior Vice President

Shaun Mathews(2)                                    Senior Vice President

Stephen Joseph Preston(3)                           Senior Vice President

Boyd George Combs(1)                                Senior Vice President, Tax

Pamela M. Barcia(2)                                 Vice President

Linda Beblo(3)                                      Vice President

Jeoffrey A. Block(4)                                Vice President

Kevin L. Christensen(4)                             Vice President

Elizabeth A. Clifford(3)                            Vice President

Patricia Marie Corbett(4)                           Vice President

Robert B. DiMartino(2)                              Vice President

Shari Ann Enger(3)                                  Vice President

Steven J. Haun(4)                                   Vice President

Gregg William Holgate                               Vice President
5100 W Lemon Street, Suite 213
Tampa, Florida  33609

Ronald Christian Hull(2)                            Vice President

Frederick C. Litow(1)                               Vice President

Todd E. Nevenhoven(4)                               Vice President

Laurie M. Tillinghast(2)                            Vice President

Christopher Robert Welp(4)                          Vice President

Mary Broesch(3)                                     Vice President and Actuary

Bruce T. Campbell(2)                                Vice President and Actuary

Dianne Clous(2)                                     Vice President and Actuary

Richard Lau(3)                                      Vice President and Actuary

Laurie A. Lombardo(2)                               Vice President and Actuary

Mark D. Sperry(2)                                   Vice President and Actuary

Alice Su(3)                                         Vice President and Actuary

Lawrence D. Taylor(5)                               Vice President and Actuary

Albert Joseph Zlogar(3)                             Vice President and Appointed Actuary

Brian John Murphy(2)                                Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Dawn Peck(1)                                        Vice President, Assistant Treasurer

Ira Braunstein(1)                                   Vice President, Investments

Daniel J. Foley(1)                                  Vice President, Investments

Christopher P. Lyons(1)                             Vice President, Investments

Gregory G. McGreevey(1)                             Vice President, Investments

Maurice Melvin Moore(1)                             Vice President, Investments

Joseph J. Elmy(2)                                   Vice President, Tax

Paula Cludray-Engelke(6)                            Secretary

Jane A. Boyle(2)                                    Assistant Secretary

Linda H. Freitag(1)                                 Assistant Secretary

Daniel F. Hinkel(1)                                 Assistant Secretary

William Hope(1)                                     Assistant Secretary

Joseph D. Horan(1)                                  Assistant Secretary

Terri Wecker Maxwell(1)                             Assistant Secretary

Krystal L. Ols(6)                                   Assistant Secretary

Loralee Ann Renelt(6)                               Assistant Secretary

Carol Semplice(2)                                   Assistant Secretary

Linda Ellen Senker(3)                               Assistant Secretary

Patricia M. Smith(2)                                Assistant Secretary

Edwina Steffer(6)                                   Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Glenn Allan Black(1)                                Tax Officer

Terry L. Owens(1)                                   Tax Officer

James Taylor(1)                                     Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
(4) The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
(5) The principal business address of this officer is 1290 Broadway, Denver, Colorado 80203-5699.
(6) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 12,592 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.  INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation shall have power to indemnify a person who was or is a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person who is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any civil or criminal proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees and agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation.

Consistent with this statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal and underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and
          (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940
          Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
----------------                                    ---------------------
Ronald R. Barhorst                                  Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis(1)                                Director and Senior Vice President

Shaun Patrick Mathews(2)                            Director and Senior Vice President

Allan Baker(2)                                      Senior Vice President

Boyd George Combs(3)                                Senior Vice President, Tax

Susan J. Stamm(2)                                   Chief Financial Officer

Maryellen R. Allen(2)                               Vice President

Douglas J. Ambrose(1)                               Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                                 Vice President

David A. Brounley(2)                                Vice President

Brian D. Comer(2)                                   Vice President

Keith J. Green(3)                                   Vice President

Brian K. Haendiges(2)                               Vice President

Brian P. Harrington(4)                              Vice President

Bernard P. Heffernon                                Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien(4)                                Vice President

David Kelsey(2)                                     Vice President

Mary Ann Langevin(2)                                Vice President

Christina Lareau(2)                                 Vice President

Katherine E. Lewis                                  Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                                   Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow(3)                               Vice President

Mark R. Luckinbill                                  Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks(2)                          Vice President

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey(2)                                 Vice President

Scott T. Neeb(1)                                    Vice President

Ethel Pippin(2)                                     Vice President

Mary Kathleen Reid(2)                               Vice President

Deborah Rubin(4)                                    Vice President

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                                     Vice President

Bess B. Twyman(2)                                   Vice President

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn(2)                                  Vice President

Therese M. Squillacote(2)                           Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Joseph Elmy(2)                                      Vice President, Tax

Paula Cludray-Engelke(5)                            Secretary

Loralee Ann Renelt(5)                               Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Robert J. Scalise(2)                                Assistant Treasurer

Glenn Allan Black(3)                                Tax Officer

G. Michael Fell(3)                                  Tax Officer

Terry L. Owens(3)                                   Tax Officer

James Taylor(3)                                     Tax Officer

(1) The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(4) The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     (c)  Compensation to Principal Underwriter:

    (1)                  (2)                 (3)                   (4)                (5)

NAME OF            NET UNDERWRITING     COMPENSATION
PRINCIPAL          DISCOUNTS AND        ON REDEMPTION          BROKERAGE
UNDERWRITER        COMMISSIONS          OR ANNUITIZATION       COMMISSIONS       COMPENSATION*
-----------        -----------          ----------------       -----------       -------------
ING Financial                                                                    $    7,018.08
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account I of ING Insurance Company of America during 2003.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Insurance Company of America at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31.  MANAGEMENT SERVICES

Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-87131 ) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 14th day of April, 2004.

                                    VARIABLE ANNUITY ACCOUNT I OF
                                    ING INSURANCE COMPANY OF AMERICA
                                       (REGISTRANT)

                                    By    ING INSURANCE COMPANY OF AMERICA
                                          (DEPOSITOR)

                                    By    Keith Gubbay*
                                         ---------------------------------------
                                          Keith Gubbay
                                          President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                                      DATE
---------                            -----                                                      -----
Keith Gubbay*                        Director and President                                 )
---------------------------------    (principal executive officer)                          )
Keith Gubbay                                                                                )
                                                                                            )
Thomas J. McInerney*                 Director                                               ) April
---------------------------------                                                           ) 14, 2004
Thomas J. McInerney                                                                         )
                                                                                            )
Kathleen A. Murphy*                  Director                                               )
---------------------------------                                                           )
Kathleen A. Murphy                                                                          )
                                                                                            )
Jacques de Vaucleroy*                Director                                               )
---------------------------------                                                           )
Jacques de Vaucleroy                                                                        )
                                                                                            )
David Wheat*                          Director and Chief Financial Officer                  )
---------------------------------    (principal accounting officer)                         )
David Wheat                                                                                 )

By:  /S/ Michael A. Pignatella
     -----------------------------------------------
     Michael A. Pignatella
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

EXHIBIT NO.       EXHIBIT
-----------       -------
99-B.8.5          Amendment dated as of July 12, 2002 to Fund Participation
                  Agreement dated November 1, 1999, as amended on November 17,
                  200 among AIM Variable Insurance funds (Formerly AIM Variable
                  Insurance Funds, Inc.), AIM Distributors, Inc., Aetna
                  Insurance Company of America and Aetna Life Insurance and
                  Annuity Company                                                   _____________

99-B.8.8          Amendment No. 2 dated June 26, 2001 to Fund Participation
                  Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable
                  Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                  Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf
                  of each of its series and Aeltus Investment Management            _____________

99-B.8.11         Second Amendment dated as of June 26, 2001 to Service
                  Agreement dated May 1, 1998 between Aeltus Investment
                  Management, Inc. and Aetna Insurance Company of America           _____________

99-B.8.24         (Retail) Form of Fund Participation Agreement dated as of
                  ____, 2004 between ING Investors Trust and ING Insurance
                  Company of America                                                _____________

99-B.8.40         Form of Participation Agreement dated as of ________, 2004 between PIMCO Variable Insurance Trust, PIMCO Advisors and
                  Distributors, LLC                                                 _____________

99-B.8.47         Form of Fund Participation Agreement dated as of _____, 2004 between Columbia and ING Insurance Company of America (Wanger
                  Funds)                                                            _____________

99-B.8.50         (Retail) Fund Participation Agreement dated as of August 15,
                  2000 between Federated Services Company, Federated
                  Distributors, Wachovia Bank, N.A. and Aetna Insurance Company
                  of America                                                        _____________

99-B.8.51         (Retail) Shareholder Services Agreement dated as of October 4,
                  1999 between Aetna Investment Services, LLC, and Federated
                  Administrative Services                                           _____________

EXHIBIT NO.       EXHIBIT
-----------       -------
99-B.52           (Retail) First Amendment dated as of August 2000 to
                  Shareholder Services Agreement dated as of October 4, 1999 between Aetna Investment Services, LLC, and Federated
                  Administrative Services                                           _____________

99-B.8.53         (Retail) Form of Participation Agreement dated as of ___, 2004 between ING Insurance Company of America and Franklin
                  Templeton                                                         _____________

99-B.8.54         (Retail) Form of Fund Participation Agreement dated as of ___,
                  2004 between Hibernia and ING Insurance Company of America        _____________

99-B.8.55         (Retail) Participation Agreement dated as of August 8, 2000 between Aetna Insurance Company of America and PAX World
                  Balanced Fund, Inc.                                               _____________

99-B.8.56         (Retail) Participation Agreement dated as of August 15, 2000 between Aetna Insurance Company of America, OppenheimerFunds
                  Distributor, and OppenheimerFunds Services                        _____________

99-B.9            Opinion and Consent of Counsel                                    _____________

99-B.10           Consent of Independent Auditors                                   _____________